UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Leveraged Company
Stock Fund
Leveraged Company Stock
Class K

April 30, 2013

1.800341.109

LSF-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 85.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.8%
Auto Components - 1.7%
Delphi Automotive PLC	592,300	$ 27,370
Exide Technologies (a)	3,930,293	3,329
Tenneco, Inc. (a)	825,300	31,914
TRW Automotive Holdings Corp. (a)	396,200	23,800
		86,413
Automobiles - 6.0%
Ford Motor Co.	9,413,433	129,058
General Motors Co. (a)	4,578,649	141,206
General Motors Co.:
warrants 7/10/16 (a)	445,805	9,558
warrants 7/10/19 (a)	445,805	6,281
Motors Liquidation Co. GUC Trust (a)	123,112	3,761
Toyota Motor Corp. sponsored ADR	89,500	10,409
		300,273
Diversified Consumer Services - 4.7%
Service Corp. International (f)	12,885,925	217,514
Stewart Enterprises, Inc. Class A	1,515,242	13,501
		231,015
Hotels, Restaurants & Leisure - 0.4%
Penn National Gaming, Inc. (a)	360,340	21,098
Station Holdco LLC unit (h)(i)	146,846	9
		21,107
Household Durables - 2.2%
Hovnanian Enterprises, Inc. Class A (a)(e)	1,419,000	7,734
Lennar Corp. Class A (e)	983,400	40,536
Newell Rubbermaid, Inc.	2,341,747	61,682
		109,952
Leisure Equipment & Products - 0.2%
Callaway Golf Co.	1,630,035	10,921
Media - 5.7%
Cinemark Holdings, Inc.	2,601,645	80,365
Comcast Corp. Class A	3,657,098	151,038
Gray Television, Inc. (a)(f)	3,766,164	23,915
Nexstar Broadcasting Group, Inc. Class A	1,108,474	26,991
		282,309
Multiline Retail - 0.5%
Target Corp.	338,600	23,892
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.4%
Asbury Automotive Group, Inc. (a)	385,122	$ 15,440
GameStop Corp. Class A (e)	2,755,507	96,167
Sally Beauty Holdings, Inc. (a)	300,000	9,018
		120,625
TOTAL CONSUMER DISCRETIONARY		1,186,507
CONSUMER STAPLES - 2.2%
Food Products - 2.0%
ConAgra Foods, Inc.	541,700	19,160
Darling International, Inc. (a)	3,476,642	64,353
Smithfield Foods, Inc. (a)	559,606	14,326
		97,839
Personal Products - 0.2%
Revlon, Inc. (a)	553,261	10,706
TOTAL CONSUMER STAPLES		108,545
ENERGY - 9.8%
Energy Equipment & Services - 2.6%
Ensco PLC Class A	110,000	6,345
Halliburton Co.	1,126,593	48,184
Noble Corp.	447,200	16,770
Oil States International, Inc. (a)	345,966	30,916
Schlumberger Ltd.	109,400	8,143
Transocean Ltd. (United States) (a)	381,900	19,656
		130,014
Oil, Gas & Consumable Fuels - 7.2%
Alpha Natural Resources, Inc. (a)	3,200,189	23,745
Continental Resources, Inc. (a)	534,087	42,684
Forest Oil Corp. (a)	1,205,652	5,052
Hess Corp.	779,010	56,229
HollyFrontier Corp.	1,924,927	95,188
Kodiak Oil & Gas Corp. (a)	2,019,747	15,815
Peabody Energy Corp.	822,825	16,506
Range Resources Corp.	247,200	18,174
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp.	1,599,566	$ 64,495
Western Refining, Inc. (e)	685,914	21,202
		359,090
TOTAL ENERGY		489,104
FINANCIALS - 7.6%
Commercial Banks - 2.6%
CIT Group, Inc. (a)	229,310	9,748
Huntington Bancshares, Inc.	8,526,580	61,136
Regions Financial Corp.	3,284,894	27,889
SunTrust Banks, Inc.	1,019,600	29,823
		128,596
Consumer Finance - 0.9%
American Express Co.	679,548	46,488
Diversified Financial Services - 2.3%
Bank of America Corp.	3,843,538	47,314
Citigroup, Inc.	1,458,047	68,032
		115,346
Insurance - 1.0%
AFLAC, Inc.	641,700	34,934
Lincoln National Corp.	435,700	14,818
		49,752
Real Estate Investment Trusts - 0.7%
Host Hotels & Resorts, Inc.	1,016,122	18,565
Sabra Health Care REIT, Inc.	547,507	16,327
		34,892
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. (a)	441,300	2,383
TOTAL FINANCIALS		377,457
HEALTH CARE - 10.1%
Health Care Equipment & Supplies - 1.5%
Boston Scientific Corp. (a)	10,011,725	74,988
Health Care Providers & Services - 5.6%
Community Health Systems, Inc.	784,376	35,744
DaVita, Inc. (a)	367,826	43,643
HCA Holdings, Inc.	1,216,779	48,537
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Tenet Healthcare Corp. (a)	2,775,026	$ 125,875
Universal Health Services, Inc. Class B	385,505	25,671
		279,470
Pharmaceuticals - 3.0%
Johnson & Johnson	153,000	13,040
Merck & Co., Inc.	1,754,400	82,457
Sanofi SA sponsored ADR	992,534	52,952
		148,449
TOTAL HEALTH CARE		502,907
INDUSTRIALS - 9.5%
Aerospace & Defense - 1.1%
Honeywell International, Inc.	478,776	35,209
Huntington Ingalls Industries, Inc.	57,160	3,024
Textron, Inc.	602,700	15,520
		53,753
Airlines - 2.2%
Delta Air Lines, Inc. (a)	3,665,001	62,818
Southwest Airlines Co.	571,283	7,827
United Continental Holdings, Inc. (a)	370,700	11,974
US Airways Group, Inc. (a)	1,481,380	25,035
		107,654
Building Products - 1.0%
Armstrong World Industries, Inc.	693,300	35,386
Owens Corning (a)	294,219	12,375
Owens Corning warrants 10/31/13 (a)	406,600	1,077
		48,838
Commercial Services & Supplies - 1.1%
Deluxe Corp.	1,109,373	42,311
Tyco International Ltd.	328,233	10,543
		52,854
Electrical Equipment - 1.8%
Belden, Inc.	777,664	38,432
Emerson Electric Co.	163,500	9,076
Generac Holdings, Inc.	438,657	15,761
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
General Cable Corp. (a)	437,132	$ 15,072
Polypore International, Inc. (a)(e)	217,800	9,132
		87,473
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	109,910	7,130
General Electric Co.	1,103,883	24,606
		31,736
Machinery - 1.1%
Ingersoll-Rand PLC	739,500	39,785
Pentair Ltd.	78,757	4,280
Timken Co.	228,734	12,025
		56,090
Marine - 0.2%
Navios Maritime Holdings, Inc.	2,162,794	9,797
Road & Rail - 0.3%
Hertz Global Holdings, Inc. (a)	707,700	17,041
Trading Companies & Distributors - 0.1%
Edgen Group, Inc. Class A	841,256	5,763
TOTAL INDUSTRIALS		470,999
INFORMATION TECHNOLOGY - 5.0%
Communications Equipment - 1.0%
Cisco Systems, Inc.	2,383,049	49,853
Computers & Peripherals - 0.3%
NCR Corp. (a)	569,631	15,534
Electronic Equipment & Components - 0.7%
Avnet, Inc. (a)	594,313	19,464
Corning, Inc.	726,800	10,539
Viasystems Group, Inc. (a)	540,460	6,875
		36,878
Internet Software & Services - 0.2%
VeriSign, Inc. (a)	194,300	8,951
Semiconductors & Semiconductor Equipment - 2.2%
Fairchild Semiconductor International, Inc. (a)	1,122,274	14,477
Freescale Semiconductor Holdings I Ltd. (a)(e)	1,178,100	18,237
Intersil Corp. Class A	1,460,387	11,333
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Micron Technology, Inc. (a)	2,293,545	$ 21,605
ON Semiconductor Corp. (a)	5,502,368	43,249
		108,901
Software - 0.6%
Citrix Systems, Inc. (a)	230,899	14,355
Microsoft Corp.	108,800	3,601
Nuance Communications, Inc. (a)	573,666	10,923
		28,879
TOTAL INFORMATION TECHNOLOGY		248,996
MATERIALS - 11.4%
Chemicals - 8.9%
H.B. Fuller Co.	461,829	17,503
LyondellBasell Industries NV Class A	5,798,852	351,984
OMNOVA Solutions, Inc. (a)(f)	3,114,962	20,777
Phosphate Holdings, Inc. (a)	307,500	384
The Dow Chemical Co.	832,388	28,226
W.R. Grace & Co. (a)	317,904	24,514
		443,388
Containers & Packaging - 2.0%
Rock-Tenn Co. Class A	814,923	81,606
Sealed Air Corp.	821,949	18,182
		99,788
Metals & Mining - 0.2%
AngloGold Ashanti Ltd. sponsored ADR	526,100	10,259
Ormet Corp. (a)	330,000	4
Ormet Corp. (a)(i)	1,075,000	14
		10,277
Paper & Forest Products - 0.3%
Neenah Paper, Inc.	418,300	12,030
TOTAL MATERIALS		565,483
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Intelsat SA	1,144,700	23,066
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 5.4%
Electric Utilities - 0.4%
FirstEnergy Corp.	421,304	$ 19,633
Independent Power Producers & Energy Traders - 5.0%
Calpine Corp. (a)	2,616,200	56,850
The AES Corp.	14,007,224	194,140
		250,990
TOTAL UTILITIES		270,623
TOTAL COMMON STOCKS (Cost $3,140,916)		4,243,687
Nonconvertible Preferred Stocks - 0.3%

CONSUMER STAPLES - 0.1%
Personal Products - 0.1%
Revlon, Inc. Series A 12.75%	639,576	3,467
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
GMAC Capital Trust I Series 2, 8.125%	439,013	12,025
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $19,207)		15,492
Corporate Bonds - 0.9%
	Principal Amount (000s)
Convertible Bonds - 0.1%
INDUSTRIALS - 0.1%
Marine - 0.1%
Genco Shipping & Trading Ltd. 5% 8/15/15	$ 12,440	3,989
Nonconvertible Bonds - 0.8%
CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.0%
General Motors Corp.:
6.75% 5/1/28 (d)	3,075	0
7.125% 7/15/13 (d)	8,320	0
7.2% 1/15/11 (d)	22,980	0
8.25% 7/15/23 (d)	25,035	0
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Automobiles - continued
General Motors Corp.: - continued
8.375% 7/15/33 (d)	$ 50,210	$ 0
8.8% 3/1/21 (d)	10,765	0
Multiline Retail - 0.8%
The Bon-Ton Department Stores, Inc. 10.625% 7/15/17	41,875	42,189
TOTAL CORPORATE BONDS (Cost $40,006)		46,178
Floating Rate Loans - 0.3%

INDUSTRIALS - 0.2%
Airlines - 0.2%
US Airways Group, Inc. term loan 2.6992% 3/23/14 (g)	10,680	10,667
UTILITIES - 0.1%
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7313% 10/10/17 (g)	5,458	4,005
TOTAL FLOATING RATE LOANS (Cost $14,942)		14,672
Money Market Funds - 14.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.13% (b)	668,150,743	$ 668,151
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	60,865,725	60,866
TOTAL MONEY MARKET FUNDS (Cost $729,017)		729,017
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $3,944,088)		5,049,046
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(70,920)
NET ASSETS - 100%		$ 4,978,126
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ormet Corp.	2/27/07 - 4/4/07	$ 20,556
Station Holdco LLC unit	10/28/08 - 12/1/08	$ 5,990
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 674
Fidelity Securities Lending Cash Central Fund	1,889
Total	$ 2,563
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Exide Technologies	$ 11,516	$ -	$ -	$ -	$ -
Gray Television, Inc.	6,327	-	-	-	23,915
OMNOVA Solutions, Inc.	22,677	-	-	-	20,777
Service Corp. International	176,344	-	11,722	2,348	217,514
Total	$ 216,864	$ -	$ 11,722	$ 2,348	$ 262,206
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,186,507	$ 1,186,498	$ -	$ 9
Consumer Staples	112,012	112,012	-	-
Energy	489,104	489,104	-	-
Financials	389,482	389,482	-	-
Health Care	502,907	502,907	-	-
Industrials	470,999	470,999	-	-
Information Technology	248,996	248,996	-	-
Materials	565,483	565,483	-	-
Telecommunication Services	23,066	23,066	-	-
Utilities	270,623	270,623	-	-
Corporate Bonds	46,178	-	46,178	-
Floating Rate Loans	14,672	-	14,672	-
Money Market Funds	729,017	729,017	-	-
Total Investments in Securities:	$ 5,049,046	$ 4,988,187	$ 60,850	$ 9
Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $3,941,512,000. Net unrealized appreciation aggregated $1,107,534,000, of which $1,358,597,000 related to appreciated investment securities and $251,063,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Real
Estate Equity Fund

April 30, 2013

1.930459.101

SLE-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 2.5%
Health Care Facilities - 2.5%
Brookdale Senior Living, Inc. (a)	514,466	$ 13,268,078
Emeritus Corp. (a)	478,864	12,306,805
TOTAL HEALTH CARE FACILITIES		25,574,883
REAL ESTATE INVESTMENT TRUSTS - 93.1%
REITs - Apartments - 15.7%
Apartment Investment & Management Co. Class A	180,900	5,627,799
AvalonBay Communities, Inc.	142,400	18,944,896
Camden Property Trust (SBI)	501,972	36,312,654
Education Realty Trust, Inc.	1,704,848	18,736,280
Equity Residential (SBI)	451,551	26,217,051
Essex Property Trust, Inc.	201,067	31,577,572
Home Properties, Inc.	356,197	22,960,459
TOTAL REITS - APARTMENTS		160,376,711
REITs - Health Care Facilities - 13.0%
Aviv REIT, Inc.	35,400	909,426
HCP, Inc.	701,059	37,366,445
Health Care REIT, Inc.	247,426	18,549,527
Ventas, Inc.	950,137	75,659,409
TOTAL REITS - HEALTH CARE FACILITIES		132,484,807
REITs - Hotels - 5.2%
Chesapeake Lodging Trust	816,321	19,314,155
Host Hotels & Resorts, Inc.	1,042,300	19,042,821
Sunstone Hotel Investors, Inc. (a)	1,161,766	14,417,516
TOTAL REITS - HOTELS		52,774,492
REITs - Industrial Buildings - 16.1%
DuPont Fabros Technology, Inc.	451,400	11,348,196
First Industrial Realty Trust, Inc.	651,525	11,688,359
First Potomac Realty Trust	327,860	5,245,760
Prologis, Inc.	1,498,626	62,867,361
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Industrial Buildings - continued
Public Storage	433,250	$ 71,486,250
Terreno Realty Corp.	55,200	1,038,864
TOTAL REITS - INDUSTRIAL BUILDINGS		163,674,790
REITs - Malls - 16.6%
CBL & Associates Properties, Inc.	372,819	8,999,851
General Growth Properties, Inc.	1,255,400	28,522,688
Simon Property Group, Inc.	697,368	124,180,319
The Macerich Co.	100,309	7,026,645
TOTAL REITS - MALLS		168,729,503
REITs - Management/Investment - 1.4%
Coresite Realty Corp.	23,300	842,994
Equity Lifestyle Properties, Inc.	27,600	2,242,500
Retail Properties America, Inc.	414,862	6,351,537
Weyerhaeuser Co.	150,800	4,600,908
TOTAL REITS - MANAGEMENT/INVESTMENT		14,037,939
REITs - Mobile Home Parks - 0.7%
Sun Communities, Inc.	143,803	7,355,523
REITs - Office Buildings - 16.9%
Alexandria Real Estate Equities, Inc.	381,478	27,760,154
Boston Properties, Inc.	358,875	39,271,691
Cousins Properties, Inc.	1,156,431	12,628,227
Douglas Emmett, Inc.	766,900	20,069,773
Highwoods Properties, Inc. (SBI)	379,450	15,568,834
Piedmont Office Realty Trust, Inc. Class A	615,600	12,632,112
SL Green Realty Corp.	481,900	43,708,330
TOTAL REITS - OFFICE BUILDINGS		171,639,121
REITs - Shopping Centers - 7.5%
Acadia Realty Trust (SBI)	381,800	10,900,390
Cedar Shopping Centers, Inc.	881,898	5,652,966
Equity One, Inc.	916,569	23,363,344
Excel Trust, Inc.	123,092	1,874,691
Glimcher Realty Trust	1,459,863	18,306,682
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Shopping Centers - continued
Kite Realty Group Trust	865,400	$ 5,711,640
Vornado Realty Trust	122,800	10,752,368
TOTAL REITS - SHOPPING CENTERS		76,562,081
TOTAL REAL ESTATE INVESTMENT TRUSTS		947,634,967
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.4%
Real Estate Operating Companies - 1.0%
Forest City Enterprises, Inc. Class A (a)	538,900	10,061,263
Real Estate Services - 0.4%
CBRE Group, Inc. (a)	149,337	3,616,942
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		13,678,205
TOTAL COMMON STOCKS (Cost $791,736,085)		986,888,055
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 0.13% (b) (Cost $28,415,106)	28,415,106	28,415,106
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $820,151,191)		1,015,303,161
NET OTHER ASSETS (LIABILITIES) - 0.2%		2,347,845
NET ASSETS - 100%		$ 1,017,651,006
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 32,686
Fidelity Securities Lending Cash Central Fund	5,575
Total	$ 38,261
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $820,685,418. Net unrealized appreciation aggregated $194,617,743, of which $195,476,040 related to appreciated investment securities and $858,297 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® OTC Portfolio

April 30, 2013

1.800345.109

OTC-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.4%
Automobiles - 2.1%
Tesla Motors, Inc. (a)(d)	2,556,795	$ 138,041
Volkswagen AG sponsored ADR	499,000	19,361
		157,402
Hotels, Restaurants & Leisure - 1.7%
Bravo Brio Restaurant Group, Inc. (a)	70,925	1,206
Buffalo Wild Wings, Inc. (a)	24,600	2,214
Chipotle Mexican Grill, Inc. (a)	196,600	71,403
Dunkin' Brands Group, Inc.	37,400	1,451
Las Vegas Sands Corp.	3,900	219
Panera Bread Co. Class A (a)	15,060	2,669
Penn National Gaming, Inc. (a)	13,100	767
Starbucks Corp.	693,000	42,162
Texas Roadhouse, Inc. Class A	12,725	299
The Cheesecake Factory, Inc.	28,800	1,147
		123,537
Household Durables - 0.4%
D.R. Horton, Inc.	395,300	10,309
iRobot Corp. (a)	7,693	224
Lennar Corp. Class A	6,200	256
PulteGroup, Inc. (a)	46,600	978
SodaStream International Ltd. (a)(d)	228,258	12,289
Toll Brothers, Inc. (a)	201,100	6,900
		30,956
Internet & Catalog Retail - 1.9%
Amazon.com, Inc. (a)	488,896	124,087
ASOS PLC (a)	6,200	308
HomeAway, Inc. (a)	165,360	5,052
Ocado Group PLC (a)	174,165	460
Start Today Co. Ltd. (d)	781,700	11,835
		141,742
Leisure Equipment & Products - 0.1%
Brunswick Corp.	155,600	4,926
Media - 0.6%
Charter Communications, Inc. Class A (a)	10,800	1,088
DIRECTV (a)	30,500	1,725
Discovery Communications, Inc. (a)	105,200	8,292
DISH Network Corp. Class A	29,400	1,152
Grupo Televisa SA de CV (CPO) sponsored ADR	26,200	663
IMAX Corp. (a)	14,500	370
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Lions Gate Entertainment Corp. (a)(d)	948,669	$ 23,536
Pandora Media, Inc. (a)(d)	521,719	7,268
		44,094
Multiline Retail - 0.0%
J.C. Penney Co., Inc. (d)	41,000	673
Specialty Retail - 2.8%
Bed Bath & Beyond, Inc. (a)	211,200	14,531
Five Below, Inc.	6,100	220
Francescas Holdings Corp. (a)(d)	334,009	9,539
Inditex SA	2,033	273
Lowe's Companies, Inc.	1,964,600	75,480
Monro Muffler Brake, Inc. (d)	250,913	10,378
O'Reilly Automotive, Inc. (a)	16,500	1,771
Restoration Hardware Holdings, Inc. (d)	22,100	861
Ross Stores, Inc.	595,200	39,325
Tractor Supply Co.	131,488	14,092
Ulta Salon, Cosmetics & Fragrance, Inc.	182,600	16,005
Urban Outfitters, Inc. (a)	515,400	21,358
		203,833
Textiles, Apparel & Luxury Goods - 1.8%
adidas AG sponsored ADR	14,000	732
Deckers Outdoor Corp. (a)	13,530	746
lululemon athletica, Inc. (a)(d)	227,746	17,338
Michael Kors Holdings Ltd. (a)	874,400	49,788
NIKE, Inc. Class B	357,900	22,762
Ralph Lauren Corp.	215,900	39,203
Vera Bradley, Inc. (a)(d)	66,588	1,520
		132,089
TOTAL CONSUMER DISCRETIONARY		839,252
CONSUMER STAPLES - 5.5%
Beverages - 0.2%
Monster Beverage Corp. (a)	272,100	15,346
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	1,547,300	167,774
Food Products - 3.0%
Danone SA sponsored ADR	1,844,700	27,707
Green Mountain Coffee Roasters, Inc. (a)(d)	2,475,617	142,100
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods Group, Inc.	60,566	$ 3,119
Mondelez International, Inc.	1,515,200	47,653
		220,579
TOTAL CONSUMER STAPLES		403,699
ENERGY - 0.2%
Energy Equipment & Services - 0.1%
Halliburton Co.	20,000	855
Heckmann Corp. (a)(d)	44,400	164
National Oilwell Varco, Inc.	58,200	3,796
Ocean Rig UDW, Inc. (United States) (a)	135,800	2,224
		7,039
Oil, Gas & Consumable Fuels - 0.1%
Alpha Natural Resources, Inc. (a)	34,821	258
Amyris, Inc. (a)(d)	66,182	180
Cobalt International Energy, Inc. (a)	212,098	5,926
Noble Energy, Inc.	29,800	3,376
Peabody Energy Corp.	8,600	173
Rosetta Resources, Inc. (a)	8,550	367
Solazyme, Inc. (a)(d)	18,141	165
		10,445
TOTAL ENERGY		17,484
FINANCIALS - 2.3%
Capital Markets - 0.1%
WisdomTree Investments, Inc. (a)	962,120	11,161
Commercial Banks - 1.3%
First Republic Bank	20,700	786
HDFC Bank Ltd. sponsored ADR	5,800	246
Huntington Bancshares, Inc.	1,516,500	10,873
National Penn Bancshares, Inc.	19,600	192
Signature Bank (a)	185,500	13,284
SVB Financial Group (a)	10,100	718
Texas Capital Bancshares, Inc. (a)	352,200	14,673
UMB Financial Corp.	125,700	6,328
Wells Fargo & Co.	1,229,600	46,700
		93,800
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 0.8%
Capital One Financial Corp.	1,059,800	$ 61,235
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA	39,200	3,236
Realogy Holdings Corp.	18,000	864
		4,100
TOTAL FINANCIALS		170,296
HEALTH CARE - 21.6%
Biotechnology - 13.1%
Achillion Pharmaceuticals, Inc. (a)	374,300	2,822
Aegerion Pharmaceuticals, Inc. (a)	579,000	24,341
Alexion Pharmaceuticals, Inc. (a)	991,300	97,147
Alkermes PLC (a)	796,636	24,385
Alnylam Pharmaceuticals, Inc. (a)	278,300	6,665
Amarin Corp. PLC ADR (a)(d)	225,061	1,668
Amgen, Inc.	172,900	18,018
ARIAD Pharmaceuticals, Inc. (a)	2,485,000	44,407
Biogen Idec, Inc. (a)	378,300	82,821
BioMarin Pharmaceutical, Inc. (a)	1,000,156	65,610
Biovitrum AB (a)	177,300	1,130
Cepheid, Inc. (a)	5,700	217
Clovis Oncology, Inc. (a)	442,455	16,557
Gilead Sciences, Inc. (a)	2,656,900	134,545
ImmunoGen, Inc. (a)(d)	297,309	4,763
Infinity Pharmaceuticals, Inc. (a)	324,589	13,987
InterMune, Inc. (a)	36,720	343
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	2,764,542	42,049
Isis Pharmaceuticals, Inc. (a)	80,849	1,810
Medivation, Inc. (a)	2,138,089	112,699
Mesoblast Ltd. (a)	27,236	166
Novavax, Inc. (a)(d)	422,419	993
NPS Pharmaceuticals, Inc. (a)	278,200	3,736
OncoGenex Pharmaceuticals, Inc. (a)	120,155	1,217
Onyx Pharmaceuticals, Inc. (a)	666,600	63,194
Prothena Corp. PLC (a)	14,987	124
Regeneron Pharmaceuticals, Inc. (a)	208,732	44,907
Seattle Genetics, Inc. (a)(d)	1,429,686	52,827
Synageva BioPharma Corp. (a)	54,500	2,817
Targacept, Inc. (a)	145,749	672
Theravance, Inc. (a)(d)	2,500,481	84,391
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Threshold Pharmaceuticals, Inc. (a)	45,000	$ 217
Vertex Pharmaceuticals, Inc. (a)	183,300	14,081
ZIOPHARM Oncology, Inc. (a)(d)	183,200	308
		965,634
Health Care Equipment & Supplies - 0.5%
Abiomed, Inc. (a)(d)	16,400	303
Align Technology, Inc. (a)	456,800	15,129
DexCom, Inc. (a)	15,000	246
Endologix, Inc. (a)	1,201,100	18,041
MAKO Surgical Corp. (a)(d)	74,063	784
Masimo Corp.	7,500	150
		34,653
Health Care Providers & Services - 3.2%
Accretive Health, Inc. (a)(d)(e)	9,842,302	103,738
BioScrip, Inc. (a)	57,300	794
Catamaran Corp. (a)	4,400	254
Catamaran Corp. (United States) (a)	135,640	7,830
ExamWorks Group, Inc. (a)	79,400	1,437
Express Scripts Holding Co. (a)	1,974,900	117,250
Qualicorp SA (a)	252,100	2,455
		233,758
Health Care Technology - 2.0%
athenahealth, Inc. (a)(d)	1,499,077	144,301
HMS Holdings Corp. (a)	133,000	3,353
		147,654
Life Sciences Tools & Services - 0.7%
Illumina, Inc. (a)(d)	838,400	54,236
Pharmaceuticals - 2.1%
Questcor Pharmaceuticals, Inc. (d)(e)	4,816,189	148,050
Roche Holding AG sponsored ADR	73,300	4,575
		152,625
TOTAL HEALTH CARE		1,588,560
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.0%
Precision Castparts Corp.	4,800	918
Building Products - 0.0%
Quanex Building Products Corp.	73,024	1,188
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	44,600	$ 4,831
Construction & Engineering - 0.0%
Foster Wheeler AG (a)	11,584	244
Electrical Equipment - 0.3%
SolarCity Corp. (d)	729,394	19,708
Machinery - 0.0%
Edwards Group Ltd. ADR (a)	76,586	577
ExOne Co. (d)	14,500	557
Proto Labs, Inc. (a)	15,200	776
Stanley Black & Decker, Inc.	4,400	329
		2,239
Professional Services - 0.1%
Verisk Analytics, Inc. (a)	65,400	4,008
TOTAL INDUSTRIALS		33,136
INFORMATION TECHNOLOGY - 54.3%
Communications Equipment - 5.1%
Aruba Networks, Inc. (a)	694,546	15,620
Cisco Systems, Inc.	2,272,300	47,537
Juniper Networks, Inc. (a)	1,007,800	16,679
QUALCOMM, Inc.	2,272,709	140,044
Radware Ltd. (a)(e)	4,441,672	66,581
Research In Motion Ltd. (a)(d)	127,500	2,077
Riverbed Technology, Inc. (a)	5,380,800	79,959
ViaSat, Inc. (a)	144,152	6,987
		375,484
Computers & Peripherals - 9.1%
Apple, Inc.	1,258,800	557,337
Cray, Inc. (a)	1,116,677	23,629
Fusion-io, Inc. (a)(d)	2,173,066	40,810
SanDisk Corp. (a)	97,950	5,136
Silicon Graphics International Corp. (a)(d)	1,177,474	15,307
Stratasys Ltd. (a)	276,500	22,963
		665,182
Electronic Equipment & Components - 0.0%
E Ink Holdings, Inc. GDR (a)(f)	16,900	126
Trimble Navigation Ltd. (a)	34,100	980
		1,106
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 16.9%
Angie's List, Inc. (a)(d)	753,500	$ 18,265
Constant Contact, Inc. (a)(e)	2,917,136	42,619
Demandware, Inc. (a)	474,300	12,948
Dropbox, Inc. (g)	331,524	3,315
E2open, Inc. (e)	1,896,838	26,954
eBay, Inc. (a)	2,070,600	108,479
ExactTarget, Inc. (a)(e)	6,867,180	134,459
Facebook, Inc. Class A	10,712,669	297,384
Google, Inc. Class A (a)	606,122	499,790
LinkedIn Corp. (a)	127,600	24,511
Liquidity Services, Inc. (a)	4,000	132
Mail.Ru Group Ltd. GDR (f)	5,500	149
Millennial Media, Inc. (a)(d)	3,137,908	21,746
Rackspace Hosting, Inc. (a)	596,956	28,773
SINA Corp. (a)	61,300	3,452
Trulia, Inc. (d)	434,496	12,626
Velti PLC (a)(d)	505,451	1,011
Yahoo!, Inc. (a)	66,000	1,632
Yelp, Inc. (a)	55,900	1,455
YouKu.com, Inc. ADR (a)(d)	79,900	1,619
		1,241,319
IT Services - 1.0%
Cardtronics, Inc. (a)	12,800	359
Cognizant Technology Solutions Corp. Class A (a)	680,100	44,070
Pactera Technology International Ltd. ADR	125,505	639
ServiceSource International, Inc. (a)(e)	4,376,136	28,007
		73,075
Semiconductors & Semiconductor Equipment - 5.9%
Altera Corp.	942,694	30,176
Applied Micro Circuits Corp. (a)	572,050	4,267
ASML Holding NV	9,965	741
Atmel Corp. (a)	247,600	1,602
Broadcom Corp. Class A	1,061,200	38,203
Cirrus Logic, Inc. (a)	562,196	10,856
Cree, Inc. (a)	25,700	1,454
Inphi Corp. (a)	798,295	7,512
Integrated Device Technology, Inc. (a)	86,700	616
LSI Corp. (a)	2,817,600	18,427
Maxim Integrated Products, Inc.	921,200	28,493
Mellanox Technologies Ltd. (a)(d)	1,004,012	51,185
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Microchip Technology, Inc. (d)	58,700	$ 2,138
Monolithic Power Systems, Inc.	333,456	8,043
NVE Corp. (a)(e)	436,057	23,142
NVIDIA Corp.	12,558,792	172,935
Skyworks Solutions, Inc. (a)	1,534,900	33,875
		433,665
Software - 16.3%
Activision Blizzard, Inc.	5,541,000	82,838
Adobe Systems, Inc. (a)	573,200	25,840
Allot Communications Ltd. (a)	48,500	549
BroadSoft, Inc. (a)	1,080,180	27,609
Check Point Software Technologies Ltd. (a)	608,200	28,354
Electronic Arts, Inc. (a)	12,539,792	220,826
Envivio, Inc. (d)	502,200	804
Fortinet, Inc. (a)	508,400	9,131
Gameloft Se (a)(e)	7,764,787	52,152
Guidewire Software, Inc. (a)	848,830	34,021
Imperva, Inc. (a)	14,500	565
Infoblox, Inc.	10,000	221
Jive Software, Inc. (a)	364,428	4,953
MICROS Systems, Inc. (a)	580,100	24,602
Microsoft Corp.	3,126,865	103,499
Oracle Corp.	6,266,100	205,403
Proofpoint, Inc.	14,900	273
QLIK Technologies, Inc. (a)	209,600	5,452
salesforce.com, Inc. (a)	1,062,400	43,675
ServiceNow, Inc. (d)	1,314,276	53,833
Splunk, Inc.	19,539	797
Synchronoss Technologies, Inc. (a)(e)	3,850,927	109,135
Synopsys, Inc. (a)	311,800	11,091
Take-Two Interactive Software, Inc. (a)	3,200,008	48,832
Ubisoft Entertainment SA (a)(e)	9,537,704	106,389
Ubisoft Entertainment SA warrants 10/10/13 (a)(e)	3,080,130	604
		1,201,448
TOTAL INFORMATION TECHNOLOGY		3,991,279
MATERIALS - 0.9%
Chemicals - 0.0%
Sherwin-Williams Co.	4,200	769
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.9%
AngloGold Ashanti Ltd. sponsored ADR	69,400	$ 1,353
Randgold Resources Ltd. sponsored ADR	745,933	61,002
Royal Gold, Inc.	23,400	1,301
		63,656
TOTAL MATERIALS		64,425
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 1.2%
Level 3 Communications, Inc. (a)	4,360,879	87,784
Wireless Telecommunication Services - 2.0%
NII Holdings, Inc. (a)(d)(e)	17,120,769	148,951
TOTAL TELECOMMUNICATION SERVICES		236,735
TOTAL COMMON STOCKS (Cost $6,205,761)		7,344,866
Money Market Funds - 8.9%

Fidelity Cash Central Fund, 0.13% (b)	37,784,129	37,784
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	619,267,093	619,267
TOTAL MONEY MARKET FUNDS (Cost $657,051)		657,051
TOTAL INVESTMENT PORTFOLIO - 108.8% (Cost $6,862,812)		8,001,917
NET OTHER ASSETS (LIABILITIES) - (8.8)%		(648,149)
NET ASSETS - 100%		$ 7,353,768
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $275,000 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,315,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Dropbox, Inc.	5/2/12	$ 3,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 12
Fidelity Securities Lending Cash Central Fund	28,508
Total	$ 28,520
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Accretive Health, Inc.	$ 134,915	$ -	$ 1,010	$ -	$ 103,738
Constant Contact, Inc.	32,819	21,849	6,097	-	42,619
Cray, Inc.	3,901	26,901	19,100	-	-
E2open, Inc.	-	33,882	-	-	26,954
ExactTarget, Inc.	-	139,067	-	-	134,459
Gameloft Se	44,521	-	-	-	52,152
Inphi Corp.	19,745	-	9,995	-	-
NII Holdings, Inc.	88,138	24,865	-	-	148,951
NVE Corp.	25,650	-	1,423	-	23,142
Questcor Pharmaceuticals, Inc.	225,333	9,667	60,008	3,450	148,050
Radware Ltd.	-	78,856	1,551	-	66,581
ServiceSource International, Inc.	41,029	12,837	7,647	-	28,007
Synchronoss Technologies, Inc.	73,630	-	-	-	109,135
Ubisoft Entertainment SA	61,686	6,090	-	-	106,389
Ubisoft Entertainment SA warrants 10/10/13	207	-	217	-	604
Total	$ 751,574	$ 354,014	$ 107,048	$ 3,450	$ 990,781
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 839,252	$ 827,417	$ 11,835	$ -
Consumer Staples	403,699	403,699	-	-
Energy	17,484	17,484	-	-
Financials	170,296	170,296	-	-
Health Care	1,588,560	1,588,560	-	-
Industrials	33,136	33,136	-	-
Information Technology	3,991,279	3,987,964	-	3,315
Materials	64,425	64,425	-	-
Telecommunication Services	236,735	236,735	-	-
Money Market Funds	657,051	657,051	-	-
Total Investments in Securities:	$ 8,001,917	$ 7,986,767	$ 11,835	$ 3,315
Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $6,898,334,000. Net unrealized appreciation aggregated $1,103,583,000, of which $1,544,024,000 related to appreciated investment securities and $440,441,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Blue Chip Growth Fund

April 30, 2013

1.800333.109

BCF-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 21.9%
Auto Components - 0.2%
Bridgestone Corp.	130,600	$ 4,929
Johnson Controls, Inc.	696,400	24,381
		29,310
Automobiles - 1.1%
Ford Motor Co.	2,494,100	34,194
Maruti Suzuki India Ltd.	136,747	4,436
Tesla Motors, Inc. (a)(d)	3,122,964	168,609
		207,239
Distributors - 0.1%
LKQ Corp. (a)	945,500	22,768
Diversified Consumer Services - 0.4%
H&R Block, Inc.	2,027,400	56,240
Kroton Educacional SA	1,180,000	16,478
		72,718
Hotels, Restaurants & Leisure - 3.8%
Alsea S.A.B. de CV	2,981,200	9,114
Buffalo Wild Wings, Inc. (a)	251,500	22,635
Chipotle Mexican Grill, Inc. (a)	91,600	33,268
Dunkin' Brands Group, Inc.	723,500	28,079
Hyatt Hotels Corp. Class A (a)	608,297	25,962
Jubilant Foodworks Ltd. (a)	288,917	5,971
Las Vegas Sands Corp.	1,980,500	111,403
Panera Bread Co. Class A (a)	397,500	70,449
Penn National Gaming, Inc. (a)	479,400	28,069
Starbucks Corp.	3,787,600	230,438
Starwood Hotels & Resorts Worldwide, Inc.	561,000	36,196
Wyndham Worldwide Corp.	491,627	29,537
Yum! Brands, Inc.	874,600	59,578
		690,699
Household Durables - 0.9%
KB Home	463,000	10,436
Lennar Corp. Class A	92,600	3,817
M/I Homes, Inc. (a)	290,500	7,146
Mohawk Industries, Inc. (a)	48,600	5,389
SodaStream International Ltd. (a)	286,400	15,420
Toll Brothers, Inc. (a)	430,900	14,784
Whirlpool Corp.	994,778	113,683
		170,675
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 2.7%
Amazon.com, Inc. (a)	1,189,500	$ 301,907
Netflix, Inc. (a)	286,100	61,818
priceline.com, Inc. (a)	197,200	137,249
		500,974
Leisure Equipment & Products - 0.2%
Brunswick Corp.	897,500	28,415
Media - 2.4%
CBS Corp. Class B	559,300	25,605
Comcast Corp. Class A	5,484,100	226,493
Fuji Media Holdings, Inc.	2,000	4,347
News Corp. Class A	2,377,100	73,619
Sirius XM Radio, Inc.	2,254,100	7,326
The Walt Disney Co.	879,500	55,268
Time Warner, Inc.	687,500	41,099
		433,757
Multiline Retail - 1.1%
Dollar General Corp. (a)	733,100	38,187
Dollar Tree, Inc. (a)	156,300	7,434
J.C. Penney Co., Inc. (d)	1,508,600	24,771
Macy's, Inc.	1,516,200	67,623
Target Corp.	1,028,200	72,550
		210,565
Specialty Retail - 5.9%
Abercrombie & Fitch Co. Class A	1,968,700	97,569
AutoZone, Inc. (a)	24,000	9,818
Best Buy Co., Inc.	1,739,500	45,210
CarMax, Inc. (a)	543,500	25,023
Home Depot, Inc.	4,733,300	347,188
L Brands, Inc.	1,873,900	94,463
Lowe's Companies, Inc.	3,796,800	145,873
Lumber Liquidators Holdings, Inc. (a)	272,200	22,310
Ross Stores, Inc.	1,817,900	120,109
TJX Companies, Inc.	2,527,380	123,260
Tractor Supply Co.	32,700	3,504
Urban Outfitters, Inc. (a)	1,022,900	42,389
		1,076,716
Textiles, Apparel & Luxury Goods - 3.1%
Arezzo Industria e Comercio SA	1,646,000	34,685
Fifth & Pacific Companies, Inc. (a)	1,228,600	25,334
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Fossil, Inc. (a)	509,819	$ 50,023
lululemon athletica, Inc. (a)	536,580	40,850
Michael Kors Holdings Ltd. (a)	2,405,337	136,960
NIKE, Inc. Class B	1,712,800	108,934
Prada SpA	1,995,500	17,987
PVH Corp.	767,300	88,554
Quiksilver, Inc. (a)	607,500	4,088
Ralph Lauren Corp.	10,800	1,961
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	468,583	9,737
Titan Industries Ltd. (a)	1,240,995	6,258
Under Armour, Inc. Class A (sub. vtg.) (a)	902,700	51,526
		576,897
TOTAL CONSUMER DISCRETIONARY		4,020,733
CONSUMER STAPLES - 14.5%
Beverages - 3.6%
Anheuser-Busch InBev SA NV ADR (d)	695,000	66,456
Beam, Inc.	228,300	14,773
Constellation Brands, Inc. Class A (sub. vtg.) (a)	323,500	15,965
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	99,900	11,328
Monster Beverage Corp. (a)	1,294,400	73,004
PepsiCo, Inc.	2,227,300	183,685
SABMiller PLC	147,300	7,936
The Coca-Cola Co.	6,952,400	294,295
United Spirits Ltd. (a)	99,296	4,089
		671,531
Food & Staples Retailing - 3.2%
Costco Wholesale Corp.	1,409,300	152,810
CVS Caremark Corp.	3,050,600	177,484
Kroger Co.	1,223,200	42,054
Safeway, Inc.	911,400	20,525
Walgreen Co.	2,428,500	120,235
Whole Foods Market, Inc.	795,100	70,223
		583,331
Food Products - 3.2%
Archer Daniels Midland Co.	109,300	3,710
Associated British Foods PLC	592,900	17,821
Bunge Ltd.	483,600	34,921
Danone SA	658,200	50,284
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Green Mountain Coffee Roasters, Inc. (a)(d)	4,911,864	$ 281,941
Kellogg Co.	758,600	49,339
Mead Johnson Nutrition Co. Class A	759,900	61,620
Mondelez International, Inc.	1,208,000	37,992
The Hershey Co.	265,000	23,627
Unilever NV (NY Reg.)	620,500	26,359
		587,614
Household Products - 1.7%
Energizer Holdings, Inc.	77,400	7,476
Procter & Gamble Co.	3,900,100	299,411
Svenska Cellulosa AB (SCA) (B Shares)	377,600	9,806
		316,693
Personal Products - 0.4%
Herbalife Ltd.	1,778,391	70,620
Tobacco - 2.4%
Altria Group, Inc.	1,693,800	61,841
British American Tobacco PLC (United Kingdom)	146,800	8,138
Japan Tobacco, Inc.	270,300	10,218
Lorillard, Inc.	1,997,400	85,668
Philip Morris International, Inc.	2,842,800	271,743
		437,608
TOTAL CONSUMER STAPLES		2,667,397
ENERGY - 3.5%
Energy Equipment & Services - 0.7%
Cameron International Corp. (a)	402,500	24,774
Ensco PLC Class A	557,500	32,157
Halliburton Co.	1,802,200	77,080
Seadrill Ltd.	102,500	3,945
		137,956
Oil, Gas & Consumable Fuels - 2.8%
Anadarko Petroleum Corp.	1,373,700	116,435
Cabot Oil & Gas Corp.	277,300	18,870
Canadian Natural Resources Ltd.	634,800	18,620
Cobalt International Energy, Inc. (a)	654,900	18,298
Concho Resources, Inc. (a)	296,400	25,529
Continental Resources, Inc. (a)	349,700	27,948
EOG Resources, Inc.	382,900	46,392
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EQT Corp.	134,400	$ 10,096
Hess Corp.	638,100	46,058
Murphy Oil Corp.	356,200	22,116
Occidental Petroleum Corp.	762,000	68,016
Pioneer Natural Resources Co.	617,900	75,526
Western Gas Equity Partners LP	594,900	21,149
		515,053
TOTAL ENERGY		653,009
FINANCIALS - 4.3%
Capital Markets - 1.4%
Ameriprise Financial, Inc.	340,800	25,400
Apollo Global Management LLC Class A	591,100	15,912
BlackRock, Inc. Class A	271,700	72,408
Deutsche Bank AG	212,000	9,759
Invesco Ltd.	636,100	20,190
KKR & Co. LP	1,020,300	21,426
Monex Group, Inc.	32,474	14,652
Morgan Stanley	2,096,712	46,442
The Blackstone Group LP	751,600	15,445
Virtus Investment Partners, Inc. (a)	35,000	6,685
		248,319
Commercial Banks - 0.3%
Axis Bank Ltd.	338,576	9,414
Barclays PLC sponsored ADR	1,470,500	26,440
ICICI Bank Ltd.	588,272	12,820
PNC Financial Services Group, Inc.	54,700	3,713
		52,387
Consumer Finance - 0.0%
SLM Corp.	176,700	3,649
Diversified Financial Services - 2.3%
Bank of America Corp.	6,662,500	82,015
Citigroup, Inc.	4,466,320	208,398
JPMorgan Chase & Co.	2,330,800	114,233
Moody's Corp.	131,000	7,971
		412,617
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 0.2%
Berkshire Hathaway, Inc. Class B (a)	265,800	$ 28,260
MetLife, Inc.	428,800	16,719
		44,979
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA	50,000	4,127
Howard Hughes Corp. (a)	80,200	7,569
Parsvnath Developers Ltd. (a)(e)	21,771,340	13,849
		25,545
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd. (a)	204,856	3,234
TOTAL FINANCIALS		790,730
HEALTH CARE - 13.7%
Biotechnology - 8.4%
Acorda Therapeutics, Inc. (a)	116,000	4,590
Alexion Pharmaceuticals, Inc. (a)	665,000	65,170
Alkermes PLC (a)	1,017,100	31,133
Alnylam Pharmaceuticals, Inc. (a)	561,263	13,442
Amgen, Inc.	2,622,100	273,249
ARIAD Pharmaceuticals, Inc. (a)	1,781,860	31,842
Biogen Idec, Inc. (a)	1,116,600	244,457
BioMarin Pharmaceutical, Inc. (a)	288,700	18,939
Celgene Corp. (a)	567,500	67,005
Clovis Oncology, Inc. (a)	195,300	7,308
CSL Ltd.	66,241	4,324
Exelixis, Inc. (a)	3,668,800	19,041
Gilead Sciences, Inc. (a)	9,086,600	460,145
Grifols SA (d)	330,400	13,258
Grifols SA:
ADR	292,845	9,146
Class B (a)	16,520	510
Infinity Pharmaceuticals, Inc. (a)	640,000	27,578
InterMune, Inc. (a)(d)	2,356,200	21,983
Ironwood Pharmaceuticals, Inc. Class A (a)	473,000	7,194
Medivation, Inc. (a)	299,000	15,760
Merrimack Pharmaceuticals, Inc. (a)	2,407,858	11,847
Onyx Pharmaceuticals, Inc. (a)	400,500	37,967
Regeneron Pharmaceuticals, Inc. (a)	423,869	91,191
Seattle Genetics, Inc. (a)	239,900	8,864
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Synageva BioPharma Corp. (a)	180,700	$ 9,340
Vertex Pharmaceuticals, Inc. (a)	614,660	47,218
		1,542,501
Health Care Equipment & Supplies - 0.9%
Alere, Inc. (a)	407,100	10,454
Baxter International, Inc.	403,900	28,220
Boston Scientific Corp. (a)	2,078,600	15,569
Insulet Corp. (a)	310,600	7,840
Intuitive Surgical, Inc. (a)	30,700	15,113
The Cooper Companies, Inc.	865,272	95,526
		172,722
Health Care Providers & Services - 1.3%
AmerisourceBergen Corp.	201,900	10,927
Apollo Hospitals Enterprise Ltd.	936,371	14,550
Catamaran Corp. (a)	226,100	13,055
Express Scripts Holding Co. (a)	2,704,500	160,566
HCA Holdings, Inc.	572,100	22,821
MEDNAX, Inc. (a)	42,000	3,727
Qualicorp SA (a)	1,151,000	11,207
Quest Diagnostics, Inc.	94,700	5,334
		242,187
Health Care Technology - 0.3%
athenahealth, Inc. (a)(d)	154,575	14,879
Cerner Corp. (a)	305,800	29,592
		44,471
Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)	455,200	29,447
Lonza Group AG	58,001	4,039
		33,486
Pharmaceuticals - 2.6%
AbbVie, Inc.	1,067,800	49,172
Allergan, Inc.	363,800	41,309
AVANIR Pharmaceuticals Class A (a)	2,885,556	9,205
Endo Health Solutions, Inc. (a)	720,068	26,383
Johnson & Johnson	1,959,840	167,037
Pfizer, Inc.	1,517,000	44,099
Questcor Pharmaceuticals, Inc. (d)	508,852	15,642
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Sanofi SA sponsored ADR	349,100	$ 18,624
Valeant Pharmaceuticals International, Inc. (Canada) (a)	1,378,900	104,706
		476,177
TOTAL HEALTH CARE		2,511,544
INDUSTRIALS - 11.4%
Aerospace & Defense - 2.8%
Esterline Technologies Corp. (a)	102,900	7,722
Honeywell International, Inc.	1,207,200	88,777
Precision Castparts Corp.	596,000	114,009
The Boeing Co.	669,800	61,226
United Technologies Corp.	2,732,600	249,459
		521,193
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	1,236,200	106,115
Airlines - 0.6%
Delta Air Lines, Inc. (a)	1,253,400	21,483
Spirit Airlines, Inc. (a)	791,500	21,133
United Continental Holdings, Inc. (a)	899,800	29,064
US Airways Group, Inc. (a)	2,300,900	38,885
		110,565
Building Products - 0.6%
Armstrong World Industries, Inc.	981,800	50,111
Fortune Brands Home & Security, Inc. (a)	299,400	10,895
Masco Corp.	2,654,200	51,598
		112,604
Commercial Services & Supplies - 0.0%
Swisher Hygiene, Inc. (a)	2,095,491	3,060
Construction & Engineering - 0.1%
Quanta Services, Inc. (a)	758,300	20,838
URS Corp.	61,900	2,719
		23,557
Electrical Equipment - 0.5%
Eaton Corp. PLC	1,620,100	99,490
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 1.2%
Danaher Corp.	2,788,100	$ 169,907
General Electric Co.	1,893,200	42,199
		212,106
Machinery - 2.2%
Briggs & Stratton Corp.	1,284,356	28,885
Caterpillar, Inc.	1,024,900	86,778
Cummins, Inc.	1,373,200	146,095
Ingersoll-Rand PLC	1,237,900	66,599
ITT Corp.	539,200	14,882
Manitowoc Co., Inc.	1,582,400	29,686
PACCAR, Inc.	341,600	17,005
Snap-On, Inc.	108,700	9,370
		399,300
Professional Services - 0.5%
Manpower, Inc.	1,616,400	85,928
Verisk Analytics, Inc. (a)	61,900	3,794
		89,722
Road & Rail - 2.0%
Canadian Pacific Railway Ltd.	569,200	70,940
Con-way, Inc.	431,200	14,575
CSX Corp.	1,096,200	26,956
Hertz Global Holdings, Inc. (a)	4,200,100	101,138
Norfolk Southern Corp.	295,400	22,870
Union Pacific Corp.	853,000	126,210
		362,689
Trading Companies & Distributors - 0.3%
Mills Estruturas e Servicos de Engenharia SA	827,400	13,552
W.W. Grainger, Inc.	55,200	13,605
WESCO International, Inc. (a)	305,300	21,887
		49,044
TOTAL INDUSTRIALS		2,089,445
INFORMATION TECHNOLOGY - 27.8%
Communications Equipment - 2.5%
Alcatel-Lucent SA (a)(d)	12,103,095	16,669
Alcatel-Lucent SA sponsored ADR (a)(d)	6,075,605	8,324
Cisco Systems, Inc.	1,401,400	29,317
F5 Networks, Inc. (a)	481,500	36,801
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Juniper Networks, Inc. (a)	2,603,100	$ 43,081
QUALCOMM, Inc.	5,162,900	318,138
Research In Motion Ltd. (a)	260,500	4,244
		456,574
Computers & Peripherals - 5.7%
Apple, Inc.	1,974,100	874,033
EMC Corp. (a)	2,979,300	66,826
Fusion-io, Inc. (a)	730,306	13,715
Hewlett-Packard Co.	2,314,600	47,681
NCR Corp. (a)	661,157	18,030
SanDisk Corp. (a)	625,800	32,817
		1,053,102
Internet Software & Services - 8.0%
Cornerstone OnDemand, Inc. (a)	149,200	5,413
Dropbox, Inc. (f)	1,003,814	10,038
eBay, Inc. (a)	3,434,100	179,912
Facebook, Inc. Class A	3,761,267	104,413
Google, Inc. Class A (a)	1,256,967	1,036,459
LinkedIn Corp. (a)	380,200	73,033
Marin Software, Inc.	242,406	3,563
Trulia, Inc.	161,200	4,684
Yahoo!, Inc. (a)	2,333,600	57,710
		1,475,225
IT Services - 3.6%
Cognizant Technology Solutions Corp. Class A (a)	1,669,100	108,158
FleetCor Technologies, Inc. (a)	95,800	7,367
MasterCard, Inc. Class A	480,200	265,517
The Western Union Co.	2,093,600	31,006
Visa, Inc. Class A	1,495,800	251,982
		664,030
Semiconductors & Semiconductor Equipment - 3.6%
Altera Corp.	2,909,700	93,139
Avago Technologies Ltd.	1,341,600	42,878
Broadcom Corp. Class A	5,695,600	205,042
Cree, Inc. (a)	343,500	19,432
Freescale Semiconductor Holdings I Ltd. (a)	2,446,310	37,869
Intersil Corp. Class A	1,900,064	14,744
Mellanox Technologies Ltd. (a)	167,100	8,519
Micron Technology, Inc. (a)	1,528,000	14,394
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Monolithic Power Systems, Inc.	514,800	$ 12,417
NVIDIA Corp.	744,835	10,256
NXP Semiconductors NV (a)	5,317,635	146,501
PMC-Sierra, Inc. (a)	3,072,400	17,697
Samsung Electronics Co. Ltd.	21,690	29,928
		652,816
Software - 4.4%
Activision Blizzard, Inc.	6,149,700	91,938
Adobe Systems, Inc. (a)	386,700	17,432
Electronic Arts, Inc. (a)	4,366,596	76,896
Guidewire Software, Inc. (a)	248,300	9,952
Infoblox, Inc.	87,400	1,932
Linx SA	124,800	2,091
Microsoft Corp.	2,781,689	92,074
Oracle Corp.	3,492,800	114,494
QLIK Technologies, Inc. (a)	767,063	19,951
Red Hat, Inc. (a)	1,463,400	70,141
salesforce.com, Inc. (a)	5,107,160	209,955
ServiceNow, Inc.	522,500	21,402
Splunk, Inc.	196,000	7,997
Take-Two Interactive Software, Inc. (a)	1,678,900	25,620
Ubisoft Entertainment SA (a)	881,104	9,828
Ultimate Software Group, Inc. (a)	19,500	1,884
Workday, Inc. Class A	531,000	33,267
		806,854
TOTAL INFORMATION TECHNOLOGY		5,108,601
MATERIALS - 2.2%
Chemicals - 2.0%
Axiall Corp.	675,100	35,409
Cabot Corp.	152,600	5,732
Eastman Chemical Co.	1,166,700	77,761
LyondellBasell Industries NV Class A	726,300	44,086
Mexichem S.A.B. de CV	3,322,800	16,937
Monsanto Co.	1,789,000	191,101
RPM International, Inc.	118,400	3,836
		374,862
Construction Materials - 0.1%
Vulcan Materials Co.	198,900	9,921
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.1%
Boise Cascade Co.	494,300	$ 15,832
International Paper Co.	228,800	10,749
		26,581
TOTAL MATERIALS		411,364
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	383,700	20,685
UTILITIES - 0.1%
Multi-Utilities - 0.1%
Sempra Energy	122,700	10,166
TOTAL COMMON STOCKS (Cost $13,046,100)		18,283,674
Nonconvertible Preferred Stocks - 0.4%

CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Volkswagen AG (d) (Cost $36,728)	347,500	70,431
Money Market Funds - 2.2%

Fidelity Cash Central Fund, 0.13% (b)	906,143	906
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	404,493,528	404,494
TOTAL MONEY MARKET FUNDS (Cost $405,400)		405,400
Cash Equivalents - 0.0%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.14%, dated 4/30/13 due 5/1/13 (Collateralized by U.S. Treasury Obligations) # (Cost $5,026)	$ 5,026	$ 5,026
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $13,493,254)		18,764,531
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(393,616)
NET ASSETS - 100%		$ 18,370,915
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,038,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Dropbox, Inc.	5/2/12	$ 9,084
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$5,026,000 due 5/01/13 at 0.14%
BNP Paribas Securities Corp.	$ 2,627
Barclays Capital, Inc.	1,397
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,002
$ 5,026
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 35
Fidelity Securities Lending Cash Central Fund	6,984
Total	$ 7,019
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Parsvnath Developers Ltd.	$ 15,302	$ -	$ -	$ -	$ 13,849
Total	$ 15,302	$ -	$ -	$ -	$ 13,849
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,091,164	$ 4,077,452	$ 13,712	$ -
Consumer Staples	2,667,397	2,649,041	18,356	-
Energy	653,009	653,009	-	-
Financials	790,730	753,499	37,231	-
Health Care	2,511,544	2,511,544	-	-
Industrials	2,089,445	2,089,445	-	-
Information Technology	5,108,601	5,081,894	16,669	10,038
Materials	411,364	411,364	-	-
Telecommunication Services	20,685	20,685	-	-
Utilities	10,166	10,166	-	-
Money Market Funds	405,400	405,400	-	-
Cash Equivalents	5,026	-	5,026	-
Total Investments in Securities:	$ 18,764,531	$ 18,663,499	$ 90,994	$ 10,038
Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $13,558,577,000. Net unrealized appreciation aggregated $5,205,954,000, of which $5,374,935,000 related to appreciated investment securities and $168,981,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Value Fund
Small Cap Value

Class F

April 30, 2013

1.815774.108

SCV-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 13.7%
Diversified Consumer Services - 1.6%
Regis Corp. (e)	3,400,000	$ 63,750,000
Household Durables - 3.1%
KB Home (d)	1,600,000	36,064,000
Tempur-Pedic International, Inc. (a)	1,800,000	87,300,000
		123,364,000
Media - 1.4%
Valassis Communications, Inc. (d)(e)	2,102,541	53,888,126
Specialty Retail - 4.7%
Asbury Automotive Group, Inc. (a)	1,070,000	42,896,300
Genesco, Inc. (a)	856,128	52,694,678
Rent-A-Center, Inc.	1,958,967	68,426,717
Tsutsumi Jewelry Co. Ltd.	795,800	24,850,159
		188,867,854
Textiles, Apparel & Luxury Goods - 2.9%
Hanesbrands, Inc.	2,300,000	115,368,000
TOTAL CONSUMER DISCRETIONARY		545,237,980
CONSUMER STAPLES - 2.0%
Food Products - 1.8%
Chiquita Brands International, Inc. (a)(e)	3,375,000	29,126,250
Post Holdings, Inc. (a)	984,700	43,120,013
		72,246,263
Household Products - 0.2%
Spectrum Brands Holdings, Inc.	165,000	9,240,000
TOTAL CONSUMER STAPLES		81,486,263
ENERGY - 6.1%
Energy Equipment & Services - 2.9%
Superior Energy Services, Inc. (a)	4,211,000	116,181,490
Oil, Gas & Consumable Fuels - 3.2%
Berry Petroleum Co. Class A	2,575,000	123,368,251
World Fuel Services Corp.	45,000	1,824,750
		125,193,001
TOTAL ENERGY		241,374,491
Common Stocks - continued
	Shares	Value
FINANCIALS - 36.0%
Capital Markets - 4.5%
Federated Investors, Inc. Class B (non-vtg.) (d)	4,589,400	$ 105,372,624
Monex Group, Inc. (d)	10,000	4,511,947
Waddell & Reed Financial, Inc. Class A	1,654,000	70,906,980
		180,791,551
Commercial Banks - 11.4%
Associated Banc-Corp.	4,500,000	64,215,000
CapitalSource, Inc.	8,225,000	73,613,750
City National Corp.	1,200,000	68,676,000
First Citizen Bancshares, Inc.	41,746	7,782,289
First Citizen Bancshares, Inc. (f)	180,954	30,360,100
National Penn Bancshares, Inc.	4,400,000	43,076,000
PacWest Bancorp (e)	1,900,000	52,687,000
TCF Financial Corp.	7,700,000	112,035,000
		452,445,139
Consumer Finance - 2.7%
Cash America International, Inc. (d)	794,300	34,655,309
EZCORP, Inc. (non-vtg.) Class A (a)	1,753,688	29,637,327
World Acceptance Corp. (a)(d)	475,000	42,208,500
		106,501,136
Insurance - 7.6%
Aspen Insurance Holdings Ltd.	2,300,000	87,837,000
Endurance Specialty Holdings Ltd.	1,486,000	72,769,420
Platinum Underwriters Holdings Ltd.	1,531,739	86,926,188
ProAssurance Corp.	1,100,000	53,889,000
StanCorp Financial Group, Inc.	50,000	2,159,000
		303,580,608
Real Estate Investment Trusts - 6.9%
DCT Industrial Trust, Inc.	11,980,586	93,807,988
Franklin Street Properties Corp. (e)	4,800,000	73,296,000
Highwoods Properties, Inc. (SBI)	1,720,330	70,585,140
National Retail Properties, Inc. (d)	900,000	35,712,000
		273,401,128
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 2.9%
Astoria Financial Corp. (e)	5,404,051	$ 51,824,849
Washington Federal, Inc.	3,715,000	63,786,550
		115,611,399
TOTAL FINANCIALS		1,432,330,961
HEALTH CARE - 5.2%
Health Care Equipment & Supplies - 1.4%
Hill-Rom Holdings, Inc.	573,549	19,540,814
Integra LifeSciences Holdings Corp. (a)	1,050,000	36,781,500
		56,322,314
Health Care Providers & Services - 3.8%
AmSurg Corp. (a)	1,048,014	35,171,350
Chemed Corp.	465,700	38,010,434
MEDNAX, Inc. (a)	650,000	57,674,500
Team Health Holdings, Inc. (a)	550,000	20,504,000
		151,360,284
TOTAL HEALTH CARE		207,682,598
INDUSTRIALS - 14.0%
Commercial Services & Supplies - 7.8%
ACCO Brands Corp. (e)	10,194,626	68,813,726
HNI Corp. (e)	2,700,000	92,961,000
Knoll, Inc.	1,940,000	30,186,400
Quad/Graphics, Inc. (d)(e)	2,675,000	55,907,500
United Stationers, Inc.	1,980,800	64,316,576
		312,185,202
Electrical Equipment - 2.6%
EnerSys (a)	1,065,000	48,819,600
GrafTech International Ltd. (a)(d)(e)	7,709,000	55,350,620
		104,170,220
Machinery - 1.5%
Blount International, Inc. (a)(e)	2,975,000	41,322,750
Columbus McKinnon Corp. (NY Shares) (a)(e)	1,050,000	19,719,000
		61,041,750
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 2.1%
WESCO International, Inc. (a)(d)	1,138,633	$ 81,628,600
TOTAL INDUSTRIALS		559,025,772
INFORMATION TECHNOLOGY - 14.3%
Communications Equipment - 1.6%
Polycom, Inc. (a)	5,800,000	60,900,000
ViaSat, Inc. (a)	101,171	4,903,758
		65,803,758
Electronic Equipment & Components - 5.1%
Ingram Micro, Inc. Class A (a)	3,935,000	70,082,350
Ryoyo Electro Corp. (e)	1,704,900	15,396,100
SYNNEX Corp. (a)	790,000	27,334,000
Tech Data Corp. (a)(e)	1,912,707	89,380,798
		202,193,248
Internet Software & Services - 2.7%
j2 Global, Inc. (d)(e)	2,674,233	108,841,283
IT Services - 1.8%
CACI International, Inc. Class A (a)(d)(e)	1,200,000	70,188,000
Software - 3.1%
Monotype Imaging Holdings, Inc. (e)	2,671,431	61,950,485
SS&C Technologies Holdings, Inc. (a)	2,000,000	61,380,000
		123,330,485
TOTAL INFORMATION TECHNOLOGY		570,356,774
MATERIALS - 4.1%
Chemicals - 1.6%
PolyOne Corp.	2,800,000	63,084,000
Metals & Mining - 2.5%
Carpenter Technology Corp.	438,880	19,732,045
Haynes International, Inc.	550,000	26,735,500
RTI International Metals, Inc. (a)(e)	1,880,000	54,557,600
		101,025,145
TOTAL MATERIALS		164,109,145
Common Stocks - continued
	Shares	Value
UTILITIES - 4.2%
Electric Utilities - 3.1%
UIL Holdings Corp.	1,550,000	$ 64,542,000
UNS Energy Corp.	1,150,000	58,604,000
		123,146,000
Gas Utilities - 1.1%
Southwest Gas Corp.	836,756	42,398,427
TOTAL UTILITIES		165,544,427
TOTAL COMMON STOCKS (Cost $3,061,299,894)		3,967,148,411
Nonconvertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
M/I Homes, Inc. Series A, 9.75% (a) (Cost $68,818)	12,206	306,981
Money Market Funds - 3.5%

Fidelity Cash Central Fund, 0.13% (b)	8,837,021	8,837,021
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	130,316,678	130,316,678
TOTAL MONEY MARKET FUNDS (Cost $139,153,699)		139,153,699
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $3,200,522,411)		4,106,609,091
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(123,084,750)
NET ASSETS - 100%		$ 3,983,524,341
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30,360,100 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
First Citizen Bancshares, Inc.	12/21/12	$ 25,333,560
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,521
Fidelity Securities Lending Cash Central Fund	400,574
Total	$ 421,095
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ACCO Brands Corp.	$ 18,634,000	$ 57,347,558	$ -	$ -	$ 68,813,726
Astoria Financial Corp.	51,038,992	-	134,410	648,486	51,824,849
Blount International, Inc.	37,039,161	4,861,737	-	-	41,322,750
CACI International, Inc. Class A	-	66,942,082	-	-	70,188,000
Chiquita Brands International, Inc.	17,482,500	-	-	-	29,126,250
Columbus McKinnon Corp. (NY Shares)	15,414,197	33,512	-	-	19,719,000
Forestar Group, Inc.	22,724,438	-	37,180,120	-	-
Franklin Street Properties Corp.	32,769,200	18,353,991	-	2,585,007	73,296,000
GrafTech International Ltd.	62,334,250	15,596,640	-	-	55,350,620
HNI Corp.	71,739,000	-	-	1,944,000	92,961,000
j2 Global, Inc.	38,011,100	45,217,336	-	1,187,650	108,841,283
Miraial Co. Ltd.	10,410,478	-	12,126,954	294,642	-
Monotype Imaging Holdings, Inc.	38,936,219	295,917	-	373,236	61,950,485
PacWest Bancorp	42,557,616	917,960	-	1,284,368	52,687,000
Platinum Underwriters Holdings Ltd.	64,411,165	-	9,032,440	406,593	-
Quad/Graphics, Inc.	28,908,484	12,835,355	-	7,358,750	55,907,500
Regis Corp.	52,452,000	4,787,419	-	594,000	63,750,000
RTI International Metals, Inc.	42,206,000	-	-	-	54,557,600
Ryoyo Electro Corp.	20,552,790	-	2,333,217	302,645	15,396,100
Tech Data Corp.	50,100,000	44,313,833	-	-	89,380,798
Valassis Communications, Inc.	35,733,655	13,465,583	-	1,303,575	53,888,126
Western Liberty Bancorp	2,879,407	-	3,071,972	-	-
Total	$ 756,334,652	$ 284,968,923	$ 63,879,113	$ 18,282,952	$ 1,058,961,087
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 545,544,961	$ 520,694,802	$ 24,850,159	$ -
Consumer Staples	81,486,263	81,486,263	-	-
Energy	241,374,491	241,374,491	-	-
Financials	1,432,330,961	1,397,458,914	34,872,047	-
Health Care	207,682,598	207,682,598	-	-
Industrials	559,025,772	559,025,772	-	-
Information Technology	570,356,774	554,960,674	15,396,100	-
Materials	164,109,145	164,109,145	-	-
Utilities	165,544,427	165,544,427	-	-
Money Market Funds	139,153,699	139,153,699	-	-
Total Investments in Securities:	$ 4,106,609,091	$ 4,031,490,785	$ 75,118,306	$ -
Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $3,201,703,675. Net unrealized appreciation aggregated $904,905,416, of which $1,002,362,417 related to appreciated investment securities and $97,457,001 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Blue Chip Value Fund

April 30, 2013

1.800334.109

BCV-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value
CONSUMER DISCRETIONARY - 5.7%
Automobiles - 0.6%
Ford Motor Co.	118,817	$ 1,628,981
Diversified Consumer Services - 2.4%
Apollo Group, Inc. Class A (non-vtg.) (a)	248,980	4,573,763
DeVry, Inc.	65,849	1,844,430
		6,418,193
Media - 2.1%
DISH Network Corp. Class A	31,446	1,232,369
Washington Post Co. Class B	10,075	4,466,651
		5,699,020
Multiline Retail - 0.6%
J.C. Penney Co., Inc. (d)	94,721	1,555,319
TOTAL CONSUMER DISCRETIONARY		15,301,513
CONSUMER STAPLES - 7.7%
Beverages - 0.3%
PepsiCo, Inc.	8,736	720,458
Food & Staples Retailing - 2.5%
CVS Caremark Corp.	52,613	3,061,024
Wal-Mart Stores, Inc.	47,481	3,690,223
		6,751,247
Food Products - 3.1%
Kraft Foods Group, Inc.	77,075	3,968,592
Mondelez International, Inc.	119,913	3,771,264
Pinnacle Foods, Inc.	28,500	680,295
		8,420,151
Household Products - 1.8%
Procter & Gamble Co.	62,739	4,816,473
TOTAL CONSUMER STAPLES		20,708,329
ENERGY - 16.4%
Energy Equipment & Services - 3.1%
Cameron International Corp. (a)	32,441	1,996,744
Halliburton Co.	147,981	6,329,147
		8,325,891
Oil, Gas & Consumable Fuels - 13.3%
Anadarko Petroleum Corp.	78,862	6,684,343
Apache Corp.	14,150	1,045,402
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chevron Corp.	69,333	$ 8,459,319
Exxon Mobil Corp.	131,865	11,734,666
Occidental Petroleum Corp.	78,044	6,966,207
Phillips 66	11,394	694,464
		35,584,401
TOTAL ENERGY		43,910,292
FINANCIALS - 24.9%
Capital Markets - 3.9%
Bank of New York Mellon Corp.	64,000	1,806,080
E*TRADE Financial Corp. (a)	344,753	3,547,508
Goldman Sachs Group, Inc.	9,887	1,444,194
Raymond James Financial, Inc.	18,056	747,880
State Street Corp.	48,504	2,836,029
		10,381,691
Commercial Banks - 6.9%
Comerica, Inc.	15,900	576,375
Fifth Third Bancorp	210,800	3,589,924
KeyCorp	546,259	5,446,202
PNC Financial Services Group, Inc.	7,803	529,668
U.S. Bancorp	49,797	1,657,244
Wells Fargo & Co.	136,798	5,195,588
Zions Bancorporation	60,337	1,485,497
		18,480,498
Consumer Finance - 1.6%
Capital One Financial Corp.	73,633	4,254,515
Diversified Financial Services - 7.2%
Bank of America Corp.	302,235	3,720,513
Citigroup, Inc.	197,637	9,221,742
JPMorgan Chase & Co.	132,216	6,479,906
		19,422,161
Insurance - 4.7%
Allstate Corp.	37,000	1,822,620
American International Group, Inc. (a)	38,175	1,581,209
Assurant, Inc.	28,279	1,344,384
MetLife, Inc.	18,391	717,065
RenaissanceRe Holdings Ltd.	27,752	2,605,635
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
The Chubb Corp.	24,816	$ 2,185,545
XL Group PLC Class A	77,281	2,406,530
		12,662,988
Real Estate Investment Trusts - 0.3%
Weyerhaeuser Co.	23,764	725,040
Thrifts & Mortgage Finance - 0.3%
Radian Group, Inc.	57,199	683,528
TOTAL FINANCIALS		66,610,421
HEALTH CARE - 11.9%
Health Care Providers & Services - 0.6%
HCA Holdings, Inc.	41,999	1,675,340
Pharmaceuticals - 11.3%
Eli Lilly & Co.	5,788	320,539
Johnson & Johnson	17,241	1,469,450
Merck & Co., Inc.	225,453	10,596,291
Pfizer, Inc.	461,353	13,411,533
Zoetis, Inc. Class A	137,225	4,531,170
		30,328,983
TOTAL HEALTH CARE		32,004,323
INDUSTRIALS - 7.3%
Aerospace & Defense - 2.2%
Textron, Inc.	223,539	5,756,129
Construction & Engineering - 0.7%
Jacobs Engineering Group, Inc. (a)	37,700	1,903,096
Industrial Conglomerates - 4.4%
General Electric Co.	532,131	11,861,200
TOTAL INDUSTRIALS		19,520,425
INFORMATION TECHNOLOGY - 12.7%
Communications Equipment - 0.9%
Cisco Systems, Inc.	116,000	2,426,720
Computers & Peripherals - 0.8%
Hewlett-Packard Co.	110,352	2,273,251
Internet Software & Services - 2.4%
Yahoo!, Inc. (a)	265,786	6,572,888
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - 1.6%
Xerox Corp.	496,444	$ 4,259,490
Semiconductors & Semiconductor Equipment - 1.2%
Intel Corp.	31,015	742,809
Micron Technology, Inc. (a)	256,670	2,417,831
		3,160,640
Software - 5.8%
Activision Blizzard, Inc.	235,708	3,523,835
Comverse, Inc.	96,232	2,553,035
Microsoft Corp.	30,158	998,230
Symantec Corp. (a)	196,717	4,780,223
Verint Systems, Inc. (a)	109,049	3,602,979
		15,458,302
TOTAL INFORMATION TECHNOLOGY		34,151,291
MATERIALS - 4.9%
Chemicals - 1.1%
The Dow Chemical Co.	85,316	2,893,066
Containers & Packaging - 0.6%
Crown Holdings, Inc. (a)	36,112	1,541,260
Metals & Mining - 2.3%
Freeport-McMoRan Copper & Gold, Inc.	35,645	1,084,677
Newmont Mining Corp.	155,895	5,050,998
		6,135,675
Paper & Forest Products - 0.9%
International Paper Co.	53,914	2,532,880
TOTAL MATERIALS		13,102,881
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.4%
tw telecom, inc. (a)	35,060	949,425
Wireless Telecommunication Services - 1.5%
Sprint Nextel Corp. (a)	586,704	4,136,263
TOTAL TELECOMMUNICATION SERVICES		5,085,688
UTILITIES - 0.4%
Multi-Utilities - 0.4%
Sempra Energy	11,430	946,976
TOTAL COMMON STOCKS (Cost $241,384,111)		251,342,139
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.07% 5/30/13 (e) (Cost $269,986)	$ 270,000	$ 269,995
Money Market Funds - 6.4%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	16,224,619	16,224,619
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	1,043,984	1,043,984
TOTAL MONEY MARKET FUNDS (Cost $17,268,603)		17,268,603
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $258,922,700)		268,880,737
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(927,347)
NET ASSETS - 100%		$ 267,953,390
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
38 ICE Russell 1000 Value Index Contracts	June 2013	$ 3,070,020	$ 39,816

The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $269,995.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,357
Fidelity Securities Lending Cash Central Fund	93,287
Total	$ 106,644
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 15,301,513	$ 15,301,513	$ -	$ -
Consumer Staples	20,708,329	20,708,329	-	-
Energy	43,910,292	43,910,292	-	-
Financials	66,610,421	66,610,421	-	-
Health Care	32,004,323	32,004,323	-	-
Industrials	19,520,425	19,520,425	-	-
Information Technology	34,151,291	34,151,291	-	-
Materials	13,102,881	13,102,881	-	-
Telecommunication Services	5,085,688	5,085,688	-	-
Utilities	946,976	946,976	-	-
U.S. Government and Government Agency Obligations	269,995	-	269,995	-
Money Market Funds	17,268,603	17,268,603	-	-
Total Investments in Securities:	$ 268,880,737	$ 268,610,742	$ 269,995	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 39,816	$ 39,816	$ -	$ -
Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $265,047,395. Net unrealized appreciation aggregated $3,833,342, of which $25,662,080 related to appreciated investment securities and $21,828,738 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Dividend Growth Fund

April 30, 2013

1.800335.109

DGF-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.3%
Delphi Automotive PLC	292,606	$ 13,521
Tenneco, Inc. (a)	200,178	7,741
		21,262
Automobiles - 0.4%
Ford Motor Co.	1,610,279	22,077
Harley-Davidson, Inc.	219,356	11,988
Tesla Motors, Inc. (a)	25,450	1,374
		35,439
Diversified Consumer Services - 0.5%
Anhanguera Educacional Participacoes SA	698,500	12,572
H&R Block, Inc.	527,653	14,637
Kroton Educacional SA	689,800	9,633
		36,842
Hotels, Restaurants & Leisure - 1.7%
Bloomin' Brands, Inc.	212,776	4,628
Bravo Brio Restaurant Group, Inc. (a)	598,743	10,179
Brinker International, Inc.	754,463	29,349
Club Mediterranee SA (a)	437,319	7,429
Hyatt Hotels Corp. Class A (a)	293,701	12,535
Icahn Enterprises LP rights	1,067,316	0
Las Vegas Sands Corp.	68,680	3,863
Penn National Gaming, Inc. (a)	32,600	1,909
Ruth's Hospitality Group, Inc.	681,239	6,751
Spur Corp. Ltd.	1,002,363	3,373
Starbucks Corp.	224,525	13,660
Texas Roadhouse, Inc. Class A	632,764	14,870
The Cheesecake Factory, Inc.	72,364	2,882
Yum! Brands, Inc.	311,824	21,241
		132,669
Household Durables - 0.5%
KB Home	300,457	6,772
PulteGroup, Inc. (a)	325,200	6,826
Taylor Wimpey PLC	6,838,649	9,879
Whirlpool Corp.	119,207	13,623
		37,100
Internet & Catalog Retail - 0.5%
Liberty Media Corp. Interactive Series A (a)	516,869	11,004
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Ocado Group PLC (a)(e)	3,368,398	$ 8,895
priceline.com, Inc. (a)	23,230	16,168
		36,067
Leisure Equipment & Products - 0.2%
Amer Group PLC (A Shares)	268,761	4,573
Brunswick Corp.	351,923	11,142
Fenix Outdoor AB	10,846	368
Polaris Industries, Inc.	47,039	4,054
		20,137
Media - 3.0%
Antena 3 de Television SA (e)	162,900	991
CBS Corp. Class B	689,799	31,579
Comcast Corp. Class A	1,651,048	68,188
Ipsos SA	115,900	3,885
MDC Partners, Inc. Class A (sub. vtg.)	970,439	16,585
Mood Media Corp. (a)(h)	1,813,700	1,674
News Corp. Class A	586,320	18,158
Omnicom Group, Inc.	76,005	4,543
The Walt Disney Co.	674,329	42,375
Time Warner, Inc.	196,845	11,767
Valassis Communications, Inc.	152,155	3,900
Viacom, Inc. Class B (non-vtg.)	511,541	32,734
		236,379
Multiline Retail - 0.2%
PPR SA	60,754	13,366
The Bon-Ton Stores, Inc.	178,200	2,734
		16,100
Specialty Retail - 4.0%
Advance Auto Parts, Inc.	11,209	940
American Eagle Outfitters, Inc.	459,552	8,938
Ascena Retail Group, Inc. (a)	743,616	13,757
AutoZone, Inc. (a)	46,390	18,978
Bed Bath & Beyond, Inc. (a)	116,713	8,030
Body Central Corp. (a)(f)	1,020,834	10,392
CarMax, Inc. (a)	144,768	6,665
Express, Inc. (a)	956,681	17,421
Foot Locker, Inc.	130,543	4,552
Francescas Holdings Corp. (a)	272,600	7,785
GNC Holdings, Inc.	206,500	9,361
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Home Depot, Inc.	994,164	$ 72,922
Kingfisher PLC	1,702,400	8,280
L Brands, Inc.	263,618	13,289
Lithia Motors, Inc. Class A (sub. vtg.)	14,500	718
Lowe's Companies, Inc.	1,087,208	41,771
OfficeMax, Inc.	723,711	8,330
Rent-A-Center, Inc.	522,067	18,236
Ross Stores, Inc.	148,591	9,817
Staples, Inc.	72,416	959
SuperGroup PLC (a)(e)	1,203,487	12,946
TJX Companies, Inc.	422,954	20,627
		314,714
Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc.	79,611	4,686
lululemon athletica, Inc. (a)	97,864	7,450
NIKE, Inc. Class B	404,368	25,718
PVH Corp.	184,472	21,290
Ralph Lauren Corp.	5,100	926
Vera Bradley, Inc. (a)(e)	264,197	6,029
VF Corp.	34,331	6,118
		72,217
TOTAL CONSUMER DISCRETIONARY		958,926
CONSUMER STAPLES - 10.1%
Beverages - 2.4%
Anheuser-Busch InBev SA NV	39,800	3,824
Beam, Inc.	94,174	6,094
Coca-Cola Enterprises, Inc.	18,100	663
Cott Corp.	1,048,200	11,518
Dr. Pepper Snapple Group, Inc.	639,478	31,226
Monster Beverage Corp. (a)	462,590	26,090
Remy Cointreau SA	3,600	419
SABMiller PLC	205,300	11,061
The Coca-Cola Co.	2,289,539	96,916
		187,811
Food & Staples Retailing - 1.5%
Carrefour SA (e)	54,314	1,609
CVS Caremark Corp.	980,037	57,019
Kroger Co.	322,155	11,076
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	177,460	$ 8,197
Wal-Mart Stores, Inc.	117,374	9,122
Walgreen Co.	727,378	36,012
		123,035
Food Products - 1.8%
Amira Nature Foods Ltd.	401,200	3,073
Astral Foods Ltd.	404,734	4,262
Bunge Ltd.	150,217	10,847
Cal-Maine Foods, Inc.	25,309	1,080
Danone SA	112,372	8,585
Green Mountain Coffee Roasters, Inc. (a)	414,591	23,798
Hilton Food Group PLC	622,553	3,438
Ingredion, Inc.	115,897	8,346
Kellogg Co.	254,592	16,559
Marine Harvest ASA (a)	9,495,578	9,880
Mead Johnson Nutrition Co. Class A	165,044	13,383
Mondelez International, Inc.	1,296,744	40,783
		144,034
Household Products - 1.9%
Energizer Holdings, Inc.	119,470	11,540
Procter & Gamble Co.	1,481,553	113,739
Svenska Cellulosa AB (SCA) (B Shares)	430,700	11,184
Unicharm Corp. (e)	191,600	12,389
		148,852
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	127,694	8,856
Hengan International Group Co. Ltd.	652,500	6,743
Herbalife Ltd.	199,300	7,914
Nu Skin Enterprises, Inc. Class A	99,577	5,052
		28,565
Tobacco - 2.1%
Altria Group, Inc.	399,842	14,598
British American Tobacco PLC (United Kingdom)	319,000	17,684
Japan Tobacco, Inc.	874,600	33,061
Philip Morris International, Inc.	1,016,813	97,197
		162,540
TOTAL CONSUMER STAPLES		794,837
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 10.3%
Energy Equipment & Services - 3.7%
BW Offshore Ltd.	8,762,498	$ 8,266
Cal Dive International, Inc. (a)(e)	1,644,553	2,746
Cameron International Corp. (a)	1,025,232	63,103
Cathedral Energy Services Ltd.	1,059,600	4,354
Ensco PLC Class A	442,928	25,548
Essential Energy Services Ltd.	3,751,100	7,707
Halliburton Co.	702,759	30,057
McDermott International, Inc. (a)	449,624	4,802
National Oilwell Varco, Inc.	903,975	58,957
Noble Corp.	389,723	14,615
Schlumberger Ltd.	660,210	49,139
Vantage Drilling Co. (a)	7,095,626	11,992
Xtreme Drilling & Coil Services Corp. (a)	3,434,660	8,694
Xtreme Drilling & Coil Services Corp. (g)	1,117,800	2,829
		292,809
Oil, Gas & Consumable Fuels - 6.6%
Access Midstream Partners LP	293,561	12,115
Americas Petrogas, Inc. (a)	2,225,900	3,756
Americas Petrogas, Inc. (a)(g)	2,665,500	4,498
Amyris, Inc. (a)(e)	134,197	365
Anadarko Petroleum Corp.	403,825	34,228
Apache Corp.	233,120	17,223
Atlas Energy LP	43,399	2,179
Atlas Pipeline Partners LP	333,249	12,110
BPZ Energy, Inc. (a)	2,730,178	5,843
Cabot Oil & Gas Corp.	137,200	9,336
Cobalt International Energy, Inc. (a)	701,715	19,606
Concho Resources, Inc. (a)	211,874	18,249
Crew Energy, Inc. (a)	596,600	4,139
Crown Point Energy, Inc. (g)	3,632,416	937
Double Eagle Petroleum Co. (a)(f)	972,213	4,832
Emerald Oil, Inc. warrants 2/4/16 (a)	171,198	0
Energen Corp.	58,030	2,752
EOG Resources, Inc.	98,779	11,968
EQT Corp.	254,550	19,122
Gran Tierra Energy, Inc. (Canada) (a)	1,134,600	6,307
Halcon Resources Corp.	910,000	5,951
Hess Corp.	129,196	9,325
InterOil Corp. (a)(e)	486,028	38,455
Madalena Ventures, Inc. (a)	1,235,500	411
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Magellan Midstream Partners LP	83,273	$ 4,416
Marathon Petroleum Corp.	124,536	9,759
Markwest Energy Partners LP	326,924	20,662
Motor Oil (HELLAS) Corinth Refineries SA	21,700	239
Murphy Oil Corp.	10,940	679
Noble Energy, Inc.	60,100	6,809
Northern Oil & Gas, Inc. (a)(e)	2,269,040	29,248
Occidental Petroleum Corp.	445,692	39,782
Painted Pony Petroleum Ltd. (g)	456,400	4,431
Painted Pony Petroleum Ltd. Class A (a)	630,500	6,121
Pan Orient Energy Corp.	714,800	1,660
PDC Energy, Inc. (a)	102,612	4,443
Peabody Energy Corp.	788,519	15,818
Phillips 66	317,268	19,337
Pioneer Natural Resources Co.	140,984	17,232
Royal Dutch Shell PLC Class A sponsored ADR	273,098	18,562
Southcross Energy Partners LP	95,500	2,066
Suncor Energy, Inc.	229,900	7,168
TAG Oil Ltd. (a)(f)	3,585,500	19,574
TAG Oil Ltd. (f)(g)	146,900	802
The Williams Companies, Inc.	1,075,738	41,018
Valero Energy Corp.	145,394	5,862
Western Gas Equity Partners LP	94,857	3,372
		522,767
TOTAL ENERGY		815,576
FINANCIALS - 15.7%
Capital Markets - 2.2%
AllianceBernstein Holding LP	283,985	6,728
Ameriprise Financial, Inc.	72,460	5,400
Ares Capital Corp.	14,874	270
BlackRock, Inc. Class A	75,132	20,023
Deutsche Bank AG	182,500	8,401
Goldman Sachs Group, Inc.	29,030	4,240
GP Investments Ltd. Class A (depositary receipt) (a)	3,963,079	9,349
ICG Group, Inc. (a)	480,536	5,704
Invesco Ltd.	581,579	18,459
KKR & Co. LP	585,055	12,286
Monex Group, Inc.	36,220	16,342
Morgan Stanley	761,299	16,863
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Oaktree Capital Group LLC	94,074	$ 4,884
State Street Corp.	174,709	10,215
The Blackstone Group LP	568,563	11,684
UBS AG (NY Shares)	1,219,679	21,698
		172,546
Commercial Banks - 2.8%
Axis Bank Ltd.	21,264	591
Bank of Ireland (a)	124,509	28
Barclays PLC sponsored ADR	586,800	10,551
Comerica, Inc.	88,600	3,212
Commerce Bancshares, Inc.	186,332	7,474
Guaranty Trust Bank PLC GDR (Reg. S)	541,723	4,442
Itau Unibanco Holding SA sponsored ADR	76,024	1,279
KeyCorp	458,600	4,572
Komercni Banka A/S	1,800	344
M&T Bank Corp.	68,797	6,893
PNC Financial Services Group, Inc.	276,503	18,769
PT Bank Rakyat Indonesia Tbk	414,500	401
Regions Financial Corp.	487,514	4,139
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	317,000	4,077
U.S. Bancorp	920,115	30,621
Wells Fargo & Co.	3,355,427	127,439
		224,832
Consumer Finance - 0.6%
Capital One Financial Corp.	633,374	36,596
Cash America International, Inc.	86,900	3,791
SLM Corp.	390,900	8,072
		48,459
Diversified Financial Services - 4.3%
Bank of America Corp.	6,783,427	83,504
Citigroup, Inc.	2,487,371	116,061
JPMorgan Chase & Co.	1,656,241	81,172
McGraw-Hill Companies, Inc.	276,561	14,965
Moody's Corp.	148,373	9,028
PICO Holdings, Inc. (a)(f)	1,374,213	29,820
The NASDAQ Stock Market, Inc.	170,808	5,035
		339,585
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 3.2%
ACE Ltd.	185,952	$ 16,576
AFLAC, Inc.	239,681	13,048
Allied World Assurance Co. Holdings Ltd.	105,570	9,587
Arthur J. Gallagher & Co.	94,092	3,994
Assured Guaranty Ltd.	1,785,984	36,845
Axis Capital Holdings Ltd.	98,429	4,393
Berkshire Hathaway, Inc. Class B (a)	913,006	97,071
Everest Re Group Ltd.	32,592	4,400
Fairfax Financial Holdings Ltd. (sub. vtg.)	19,400	7,783
Marsh & McLennan Companies, Inc.	231,739	8,808
MetLife, Inc.	311,924	12,162
Prudential Financial, Inc.	249,816	15,094
The Travelers Companies, Inc.	169,196	14,451
Validus Holdings Ltd.	188,252	7,268
		251,480
Real Estate Investment Trusts - 1.8%
American Campus Communities, Inc.	90,173	4,025
American Tower Corp.	221,083	18,569
Beni Stabili SpA SIIQ	14,178,600	9,990
CBL & Associates Properties, Inc.	510,356	12,320
Coresite Realty Corp.	10,900	394
Corrections Corp. of America	122,082	4,419
Cousins Properties, Inc.	485,086	5,297
Douglas Emmett, Inc.	420,280	10,999
Education Realty Trust, Inc.	1,040,600	11,436
Lexington Corporate Properties Trust	819,900	10,503
Parkway Properties, Inc.	224,600	4,094
Piedmont Office Realty Trust, Inc. Class A	239,000	4,904
Prologis, Inc.	255,693	10,726
Retail Properties America, Inc.	148,409	2,272
SL Green Realty Corp.	172,242	15,622
Westfield Group unit	370,152	4,471
Weyerhaeuser Co.	410,926	12,537
		142,578
Real Estate Management & Development - 0.6%
Atrium European Real Estate Ltd.	90,606	541
CBRE Group, Inc. (a)	1,582,161	38,320
CSI Properties Ltd.	85,760,000	4,034
Jones Lang LaSalle, Inc.	39,844	3,945
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
LEG Immobilien AG	51,023	$ 2,809
Unite Group PLC	54,300	293
		49,942
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. (a)	1,368,600	7,390
Radian Group, Inc.	444,600	5,313
		12,703
TOTAL FINANCIALS		1,242,125
HEALTH CARE - 13.8%
Biotechnology - 3.9%
Achillion Pharmaceuticals, Inc. (a)	784,100	5,912
Alnylam Pharmaceuticals, Inc. (a)	817,200	19,572
Amgen, Inc.	482,809	50,314
ARIAD Pharmaceuticals, Inc. (a)	547,152	9,778
Array Biopharma, Inc. (a)	235,250	1,400
Astex Pharmaceuticals, Inc. (a)	72,400	498
Biogen Idec, Inc. (a)	129,481	28,347
BioMarin Pharmaceutical, Inc. (a)	21,700	1,424
Biovitrum AB (a)	1,815,628	11,570
CSL Ltd.	27,166	1,773
Cytos Biotechnology AG (a)	7,239	32
Dynavax Technologies Corp. (a)	3,874,970	9,106
Elan Corp. PLC sponsored ADR (a)	1,600,400	18,725
Gentium SpA sponsored ADR (a)	320,425	2,631
Gilead Sciences, Inc. (a)	918,163	46,496
Grifols SA ADR	566,897	17,704
Infinity Pharmaceuticals, Inc. (a)	674,412	29,060
Insmed, Inc. (a)	131,000	1,200
Intercept Pharmaceuticals, Inc.	77,600	2,642
Isis Pharmaceuticals, Inc. (a)	331,000	7,411
KaloBios Pharmaceuticals, Inc.	454,437	2,454
KaloBios Pharmaceuticals, Inc.	150,700	904
Medivation, Inc. (a)	79,700	4,201
Merrimack Pharmaceuticals, Inc. (a)	391,800	1,928
Novavax, Inc. (a)	923,149	2,169
Onyx Pharmaceuticals, Inc. (a)	68,776	6,520
Theravance, Inc. (a)	682,504	23,035
		306,806
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.2%
Align Technology, Inc. (a)	133,993	$ 4,438
Ansell Ltd.	199,074	3,261
Baxter International, Inc.	64,773	4,526
Boston Scientific Corp. (a)	1,503,958	11,265
Covidien PLC	217,084	13,859
Genmark Diagnostics, Inc. (a)	807,700	12,560
Hill-Rom Holdings, Inc.	231,783	7,897
Nakanishi, Inc.	21,700	2,774
Sirona Dental Systems, Inc. (a)	114,804	8,443
Stryker Corp.	192,720	12,639
The Cooper Companies, Inc.	38,300	4,228
Trinity Biotech PLC sponsored ADR	141,252	2,259
Zimmer Holdings, Inc.	36,153	2,764
		90,913
Health Care Providers & Services - 3.2%
Accretive Health, Inc. (a)	1,095,644	11,548
AmerisourceBergen Corp.	300,341	16,254
AmSurg Corp. (a)	254,514	8,541
Apollo Hospitals Enterprise Ltd.	251,291	3,905
BioScrip, Inc. (a)	600,255	8,320
Brookdale Senior Living, Inc. (a)	1,972,835	50,879
CIGNA Corp.	148,793	9,846
DaVita, Inc. (a)	131,275	15,576
Emeritus Corp. (a)	603,933	15,521
Express Scripts Holding Co. (a)	635,557	37,733
McKesson Corp.	158,777	16,802
MEDNAX, Inc. (a)	81,104	7,196
Qualicorp SA (a)	949,200	9,242
Quest Diagnostics, Inc.	151,967	8,560
UnitedHealth Group, Inc.	593,463	35,566
		255,489
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	231,389	9,589
Lonza Group AG	81,327	5,664
		15,253
Pharmaceuticals - 5.3%
AbbVie, Inc.	859,540	39,582
Actavis, Inc. (a)	168,773	17,844
AVANIR Pharmaceuticals Class A (a)(e)	1,174,095	3,745
Biodelivery Sciences International, Inc. (a)	1,299,603	7,382
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Cadence Pharmaceuticals, Inc. (a)(e)	3,402,820	$ 24,092
Dechra Pharmaceuticals PLC	369,717	4,123
Endo Health Solutions, Inc. (a)	481,600	17,646
GlaxoSmithKline PLC	560,923	14,473
Horizon Pharma, Inc. (a)(e)	3,209,598	7,703
Horizon Pharma, Inc.:
warrants 2/28/17 (a)	253,903	0*
warrants 9/25/17 (a)	932,200	0*
Jazz Pharmaceuticals PLC (a)	175,600	10,246
Johnson & Johnson	1,253,116	106,803
Merck & Co., Inc.	2,060,453	96,841
Novo Nordisk A/S Series B	119,537	21,041
Optimer Pharmaceuticals, Inc. (a)	275,142	4,248
Pacira Pharmaceuticals, Inc. (a)	144,831	4,181
Pfizer, Inc.	173,690	5,049
Sanofi SA	123,772	13,382
Valeant Pharmaceuticals International, Inc. (Canada) (a)	149,000	11,314
Warner Chilcott PLC	652,886	9,389
		419,084
TOTAL HEALTH CARE		1,087,545
INDUSTRIALS - 11.5%
Aerospace & Defense - 1.8%
Finmeccanica SpA (a)	821,374	4,275
GenCorp, Inc. (non-vtg.) (a)	18,121	237
General Dynamics Corp.	72,451	5,358
Honeywell International, Inc.	430,930	31,691
Meggitt PLC	2,145,010	15,614
Orbital Sciences Corp. (a)	14,500	261
Precision Castparts Corp.	96,872	18,531
Textron, Inc.	763,732	19,666
United Technologies Corp.	542,326	49,509
		145,142
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	394,612	33,873
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - 0.1%
Copa Holdings SA Class A	25,433	$ 3,194
easyJet PLC	123,200	2,138
		5,332
Building Products - 0.6%
Armstrong World Industries, Inc.	89,140	4,550
Masco Corp.	1,659,469	32,260
Owens Corning (a)	285,040	11,989
		48,799
Commercial Services & Supplies - 0.4%
Multiplus SA	495,200	8,163
Republic Services, Inc.	332,917	11,346
Swisher Hygiene, Inc. (a)	2,081,064	3,038
Swisher Hygiene, Inc. (Canada) (a)(e)	1,367,162	1,996
Waste Management, Inc.	79,660	3,264
West Corp.	174,000	3,654
		31,461
Construction & Engineering - 0.7%
AECOM Technology Corp. (a)	386,952	11,249
Boart Longyear Ltd.	434,306	430
Dycom Industries, Inc. (a)	97,750	1,889
EMCOR Group, Inc.	65,243	2,440
FLSmidth & Co. A/S	130,479	7,590
Fluor Corp.	112,225	6,395
Foster Wheeler AG (a)	196,622	4,149
MasTec, Inc. (a)	388,121	10,790
URS Corp.	206,362	9,063
		53,995
Electrical Equipment - 1.8%
Alstom SA	365,634	15,004
AMETEK, Inc.	290,742	11,836
Bharat Heavy Electricals Ltd.	1,340,049	4,811
Eaton Corp. PLC	159,283	9,782
Emerson Electric Co.	474,805	26,356
Generac Holdings, Inc.	247,194	8,882
General Cable Corp. (a)	130,272	4,492
Hubbell, Inc. Class B	121,695	11,678
Prysmian SpA	709,800	14,330
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Regal-Beloit Corp.	314,837	$ 24,752
Roper Industries, Inc.	93,558	11,194
		143,117
Industrial Conglomerates - 1.6%
Carlisle Companies, Inc.	130,923	8,493
Danaher Corp.	195,484	11,913
General Electric Co.	4,281,420	95,433
Koninklijke Philips Electronics NV	273,300	7,564
Reunert Ltd.	156,666	1,362
Siemens AG sponsored ADR	10,800	1,129
		125,894
Machinery - 2.2%
Actuant Corp. Class A	367,152	11,492
Caterpillar, Inc.	7,200	610
Cummins, Inc.	164,484	17,499
Dover Corp.	115,195	7,946
GEA Group AG	130,355	4,409
Haitian International Holdings Ltd.	108,000	185
Harsco Corp.	497,386	10,858
Illinois Tool Works, Inc.	282,048	18,209
Ingersoll-Rand PLC	533,961	28,727
Manitowoc Co., Inc.	1,185,242	22,235
Metka SA	21,700	330
Pentair Ltd.	123,164	6,694
SPX Corp.	119,609	8,912
Stanley Black & Decker, Inc.	319,581	23,908
Terex Corp. (a)	130,441	3,731
Timken Co.	177,301	9,321
		175,066
Marine - 0.1%
Ultrapetrol (Bahamas) Ltd. (a)	1,815,563	4,212
Professional Services - 0.4%
CRA International, Inc. (a)	329,531	6,077
Dun & Bradstreet Corp.	97,711	8,643
Manpower, Inc.	79,700	4,237
Michael Page International PLC	1,354,386	7,839
Randstad Holding NV	93,700	3,901
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
Towers Watson & Co.	32,209	$ 2,349
Verisk Analytics, Inc. (a)	41,700	2,556
		35,602
Road & Rail - 0.9%
CSX Corp.	115,859	2,849
J.B. Hunt Transport Services, Inc.	147,481	10,481
Union Pacific Corp.	388,265	57,448
		70,778
Trading Companies & Distributors - 0.5%
Houston Wire & Cable Co.	624,888	8,511
Watsco, Inc.	151,925	12,819
WESCO International, Inc. (a)	217,276	15,577
		36,907
TOTAL INDUSTRIALS		910,178
INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 1.4%
Brocade Communications Systems, Inc. (a)	804,581	4,683
Cisco Systems, Inc.	3,052,396	63,856
Juniper Networks, Inc. (a)	144,821	2,397
Motorola Solutions, Inc.	78,674	4,500
QUALCOMM, Inc.	603,735	37,202
		112,638
Computers & Peripherals - 2.8%
Apple, Inc.	398,745	176,547
EMC Corp. (a)	238,834	5,357
NCR Corp. (a)	495,177	13,503
Seagate Technology	336,625	12,354
Western Digital Corp.	291,013	16,087
		223,848
Electronic Equipment & Components - 0.7%
Arrow Electronics, Inc. (a)	276,948	10,865
Corning, Inc.	872,662	12,654
Flextronics International Ltd. (a)	793,705	5,675
Jabil Circuit, Inc.	429,324	7,642
TE Connectivity Ltd.	332,546	14,482
		51,318
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 2.2%
Active Network, Inc. (a)(e)	1,074,299	$ 5,404
Demandware, Inc. (a)	145,490	3,972
Facebook, Inc. Class A	453,426	12,587
Google, Inc. Class A (a)	152,393	125,659
Mail.Ru Group Ltd.:
GDR (g)	16,600	448
GDR (Reg. S)	264,700	7,147
Marin Software, Inc.	47,240	694
QuinStreet, Inc. (a)	513,268	3,357
SciQuest, Inc. (a)	68,866	1,574
Velti PLC (a)(e)	3,152,629	6,305
Velti PLC (h)	1,639,166	2,950
		170,097
IT Services - 3.4%
Accenture PLC Class A	386,193	31,452
Amdocs Ltd.	269,954	9,637
Cognizant Technology Solutions Corp. Class A (a)	302,096	19,576
EPAM Systems, Inc. (a)	525,105	11,290
EVERTEC, Inc.	291,000	5,835
ExlService Holdings, Inc. (a)	313,059	10,212
Fidelity National Information Services, Inc.	490,535	20,627
Global Payments, Inc.	97,826	4,539
MasterCard, Inc. Class A	64,123	35,456
Sapient Corp. (a)	1,016,603	11,874
ServiceSource International, Inc. (a)	941,425	6,025
Total System Services, Inc.	260,562	6,154
Unisys Corp. (a)	342,244	6,547
Virtusa Corp. (a)	315,742	7,013
Visa, Inc. Class A	464,028	78,170
WNS Holdings Ltd. sponsored ADR (a)	217,500	3,249
		267,656
Office Electronics - 0.3%
Xerox Corp.	2,857,981	24,521
Semiconductors & Semiconductor Equipment - 3.0%
Altera Corp.	218,117	6,982
Analog Devices, Inc.	170,162	7,485
Applied Micro Circuits Corp. (a)	364,735	2,721
ASML Holding NV (e)	670,036	49,831
Avago Technologies Ltd.	301,169	9,625
Broadcom Corp. Class A	402,178	14,478
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Freescale Semiconductor Holdings I Ltd. (a)	1,142,810	$ 17,691
LTX-Credence Corp. (a)	2,200,012	12,980
MagnaChip Semiconductor Corp. (a)	347,200	5,569
Maxim Integrated Products, Inc.	632,351	19,559
Micron Technology, Inc. (a)	923,096	8,696
Monolithic Power Systems, Inc.	351,731	8,484
NXP Semiconductors NV (a)	532,143	14,661
Samsung Electronics Co. Ltd.	25,683	35,437
Skyworks Solutions, Inc. (a)	1,156,699	25,528
		239,727
Software - 3.0%
Activision Blizzard, Inc.	1,358,499	20,310
Adobe Systems, Inc. (a)	158,067	7,126
Autodesk, Inc. (a)	311,896	12,282
Check Point Software Technologies Ltd. (a)	391,409	18,247
Citrix Systems, Inc. (a)	364,811	22,680
Comverse, Inc.	363,206	9,636
Constellation Software, Inc.	59,000	8,053
Electronic Arts, Inc. (a)	1,321,705	23,275
Infoblox, Inc.	130,350	2,882
Jive Software, Inc. (a)	307,802	4,183
MICROS Systems, Inc. (a)	159,360	6,758
Microsoft Corp.	188,200	6,229
Nuance Communications, Inc. (a)	630,772	12,010
Oracle Corp.	1,309,523	42,926
Sourcefire, Inc. (a)	112,264	5,362
SS&C Technologies Holdings, Inc. (a)	82,051	2,518
Symantec Corp. (a)	541,633	13,162
Verint Systems, Inc. (a)	466,511	15,414
		233,053
TOTAL INFORMATION TECHNOLOGY		1,322,858
MATERIALS - 4.4%
Chemicals - 2.0%
Albemarle Corp.	147,666	9,045
Ashland, Inc.	173,615	14,794
Axiall Corp.	203,880	10,694
Cabot Corp.	213,561	8,021
Eastman Chemical Co.	144,892	9,657
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Filtrona PLC	61,500	$ 675
Innospec, Inc.	133,005	5,854
LyondellBasell Industries NV Class A	264,916	16,080
Monsanto Co.	209,851	22,416
PetroLogistics LP	147,930	2,034
PolyOne Corp.	181,527	4,090
PPG Industries, Inc.	89,743	13,205
Royal DSM NV	14,500	934
RPM International, Inc.	94,135	3,050
W.R. Grace & Co. (a)	508,081	39,178
		159,727
Construction Materials - 0.4%
HeidelbergCement Finance AG	107,913	7,769
Lafarge SA (Bearer)	94,200	6,086
Vulcan Materials Co.	296,730	14,801
		28,656
Containers & Packaging - 0.3%
Graphic Packaging Holding Co. (a)	336,494	2,530
Nampak Ltd.	2,559,600	9,407
Rock-Tenn Co. Class A	131,957	13,214
		25,151
Metals & Mining - 1.5%
Agnico Eagle Mines Ltd. (Canada)	155,000	5,003
Commercial Metals Co.	868,712	12,701
Franco-Nevada Corp.	21,700	945
Freeport-McMoRan Copper & Gold, Inc.	439,795	13,383
Goldcorp, Inc.	720,900	21,338
Imdex Ltd.	36,203	37
Ivanplats Ltd. (g)	7,475,028	22,259
Randgold Resources Ltd. sponsored ADR	250,723	20,504
Turquoise Hill Resources Ltd. (a)	3,289,436	23,182
		119,352
Paper & Forest Products - 0.2%
Canfor Corp. (a)	238,900	4,989
International Paper Co.	250,058	11,748
		16,737
TOTAL MATERIALS		349,623
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.4%
CenturyLink, Inc.	504,572	$ 18,957
PT Telkomunikasi Indonesia Tbk sponsored ADR	189,941	9,092
		28,049
Wireless Telecommunication Services - 0.7%
Megafon OJSC GDR	156,700	4,836
Mobile TeleSystems OJSC sponsored ADR	416,282	8,617
SBA Communications Corp. Class A (a)	357,611	28,248
Vodafone Group PLC	4,451,500	13,583
		55,284
TOTAL TELECOMMUNICATION SERVICES		83,333
UTILITIES - 2.8%
Electric Utilities - 1.5%
Edison International	425,424	22,888
Hawaiian Electric Industries, Inc.	245,963	6,961
ITC Holdings Corp.	275,372	25,395
NextEra Energy, Inc.	330,446	27,106
Northeast Utilities	690,580	31,304
NV Energy, Inc.	144,872	3,134
		116,788
Gas Utilities - 0.1%
Atmos Energy Corp.	109,757	4,870
ONEOK, Inc.	94,227	4,839
		9,709
Independent Power Producers & Energy Traders - 0.4%
The AES Corp.	2,412,793	33,441
Multi-Utilities - 0.8%
CenterPoint Energy, Inc.	226,262	5,584
NiSource, Inc.	43,500	1,337
PG&E Corp.	249,700	12,095
Sempra Energy	541,749	44,884
		63,900
TOTAL UTILITIES		223,838
TOTAL COMMON STOCKS (Cost $6,196,134)		7,788,839
Preferred Stocks - 0.1%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Unisys Corp. Series A, 6.25%	92,200	$ 5,297
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG	29,000	5,878
TOTAL PREFERRED STOCKS (Cost $11,872)		11,175
Corporate Bonds - 0.9%
		Principal Amount (000s)(d)
Convertible Bonds - 0.8%
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 5% 7/15/17 (g)		$ 3,660	3,536
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17		7,356	5,148
BPZ Energy, Inc. 6.5% 3/1/15		3,620	3,023
			8,171
TOTAL ENERGY			11,707
FINANCIALS - 0.2%
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 9% 4/1/63 (g)		15,783	16,276
HEALTH CARE - 0.2%
Biotechnology - 0.2%
Exelixis, Inc. 4.25% 8/15/19		9,070	9,433
InterMune, Inc. 2.5% 12/15/17		2,810	2,985
Theravance, Inc. 2.125% 1/15/23		3,620	5,093
			17,511
INDUSTRIALS - 0.1%
Building Products - 0.1%
Aspen Aerogels, Inc. 8% 6/1/14 (h)		4,618	4,618
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
GT Advanced Technologies, Inc. 3% 10/1/17		$ 7,010	$ 5,950
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (g)		3,730	3,996
TOTAL CONVERTIBLE BONDS			60,058
Nonconvertible Bonds - 0.1%
FINANCIALS - 0.1%
Commercial Banks - 0.1%
Bank of Ireland 10% 7/30/16	EUR	5,542	7,668
TOTAL CORPORATE BONDS (Cost $57,800)			67,726
Money Market Funds - 1.6%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	11,756,849	11,757
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	115,382,809	115,383
TOTAL MONEY MARKET FUNDS (Cost $127,140)		127,140
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $6,392,946)		7,994,880
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(102,772)
NET ASSETS - 100%		$ 7,892,108
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $60,012,000 or 0.8% of net assets.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,243,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11 - 12/31/12	$ 4,618
Mood Media Corp.	2/2/11	$ 3,671
Velti PLC	4/19/13	$ 2,459
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 49
Fidelity Securities Lending Cash Central Fund	2,831
Total	$ 2,880
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Body Central Corp.	$ 10,585	$ 360	$ 332	$ -	$ 10,392
Double Eagle Petroleum Co.	3,787	282	-	-	4,832
Emerald Oil, Inc.	-	4,260	6,750	-	-
Emerald Oil, Inc. warrants 2/4/16	-	-	-	-	-
GeoEye, Inc.	31,912	-	38,071	-	-
LTX-Credence Corp.	14,900	898	3,004	-	-
PICO Holdings, Inc.	33,875	57	774	-	29,820
TAG Oil Ltd.	11,208	9,234	-	-	19,574
TAG Oil Ltd.	1,027	-	-	-	802
Total	$ 107,294	$ 15,091	$ 48,931	$ -	$ 65,420
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 964,804	$ 964,804	$ -	$ -
Consumer Staples	794,837	727,879	66,958	-
Energy	815,576	815,576	-	-
Financials	1,242,125	1,217,354	24,771	-
Health Care	1,087,545	1,033,421	54,124	-
Industrials	910,178	902,614	7,564	-
Information Technology	1,328,155	1,325,205	2,950	-
Materials	349,623	349,623	-	-
Telecommunication Services	83,333	69,750	13,583	-
Utilities	223,838	223,838	-	-
Corporate Bonds	67,726	-	63,108	4,618
Money Market Funds	127,140	127,140	-	-
Total Investments in Securities:	$ 7,994,880	$ 7,757,204	$ 233,058	$ 4,618
Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $6,400,965,000. Net unrealized appreciation aggregated $1,593,915,000, of which $1,814,414,000 related to appreciated investment securities and $220,499,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Growth Fund

April 30, 2013

1.815773.108

SCP-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 17.2%
Distributors - 1.1%
Pool Corp.	450,000	$ 22,059,000
Diversified Consumer Services - 2.4%
Grand Canyon Education, Inc. (a)	1,010,000	25,825,700
Service Corp. International	1,450,000	24,476,000
		50,301,700
Hotels, Restaurants & Leisure - 5.4%
AFC Enterprises, Inc. (a)	400,231	12,759,364
Chuys Holdings, Inc.	285,540	9,337,158
Fiesta Restaurant Group, Inc. (a)	448,100	12,215,206
Interval Leisure Group, Inc.	1,141,800	21,762,708
Jack in the Box, Inc. (a)	600,000	21,510,000
Papa John's International, Inc. (a)	300,000	18,900,000
Texas Roadhouse, Inc. Class A	600,000	14,100,000
		110,584,436
Household Durables - 0.8%
Jarden Corp. (a)	375,000	16,878,750
Internet & Catalog Retail - 1.4%
HSN, Inc.	545,000	28,656,100
Leisure Equipment & Products - 1.0%
Brunswick Corp.	650,000	20,579,000
Media - 1.0%
Cinemark Holdings, Inc.	700,000	21,623,000
Multiline Retail - 0.4%
The Bon-Ton Stores, Inc. (d)	500,000	7,670,000
Specialty Retail - 2.1%
Conn's, Inc. (a)	344,947	14,939,655
GNC Holdings, Inc.	250,000	11,332,500
Tile Shop Holdings, Inc. (a)	680,000	16,864,000
		43,136,155
Textiles, Apparel & Luxury Goods - 1.6%
Hanesbrands, Inc.	240,000	12,038,400
Steven Madden Ltd. (a)	451,400	21,951,582
		33,989,982
TOTAL CONSUMER DISCRETIONARY		355,478,123
CONSUMER STAPLES - 2.2%
Food & Staples Retailing - 0.5%
Susser Holdings Corp. (a)	188,155	10,004,201
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 1.5%
Ingredion, Inc.	220,000	$ 15,842,200
J&J Snack Foods Corp.	200,000	15,004,000
		30,846,200
Personal Products - 0.2%
Inter Parfums, Inc.	148,156	4,292,079
TOTAL CONSUMER STAPLES		45,142,480
ENERGY - 7.4%
Energy Equipment & Services - 3.8%
Atwood Oceanics, Inc. (a)	220,000	10,791,000
Dril-Quip, Inc. (a)	200,000	16,742,000
Essential Energy Services Ltd.	5,166,700	10,615,980
Forum Energy Technologies, Inc.	483,600	13,448,916
Western Energy Services Corp.	1,530,000	10,676,361
Xtreme Drilling & Coil Services Corp. (a)(e)	4,100,000	10,377,686
Zedi, Inc. (a)(e)	8,322,500	4,956,573
		77,608,516
Oil, Gas & Consumable Fuels - 3.6%
EPL Oil & Gas, Inc. (a)	380,000	12,414,600
Oasis Petroleum, Inc. (a)	570,000	19,511,100
Rosetta Resources, Inc. (a)	400,000	17,164,000
Tesoro Logistics LP	250,000	14,900,000
Whitecap Resources, Inc. (d)	1,100,000	11,289,890
		75,279,590
TOTAL ENERGY		152,888,106
FINANCIALS - 5.6%
Capital Markets - 0.7%
AllianceBernstein Holding LP	590,000	13,977,100
Commercial Banks - 1.9%
BBCN Bancorp, Inc.	1,440,000	18,547,200
City National Corp.	300,000	17,169,000
Pacific Premier Bancorp, Inc. (a)	385,000	4,677,750
		40,393,950
Insurance - 3.0%
Allied World Assurance Co. Holdings Ltd.	12,934	1,174,537
Amerisafe, Inc.	484,900	15,836,834
FBL Financial Group, Inc. Class A	264,698	10,405,278
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Primerica, Inc.	400,000	$ 13,584,000
ProAssurance Corp.	430,000	21,065,700
		62,066,349
TOTAL FINANCIALS		116,437,399
HEALTH CARE - 19.6%
Biotechnology - 7.8%
Alkermes PLC (a)	175,500	5,372,055
ARIAD Pharmaceuticals, Inc. (a)	210,000	3,752,700
Astex Pharmaceuticals, Inc. (a)	1,100,000	7,568,000
BioMarin Pharmaceutical, Inc. (a)	120,000	7,872,000
Biovitrum AB (a)	1,000,000	6,372,424
Hyperion Therapeutics, Inc.	200,000	4,290,000
Infinity Pharmaceuticals, Inc. (a)	228,236	9,834,689
Insmed, Inc. (a)(d)	800,000	7,328,000
Isis Pharmaceuticals, Inc. (a)(d)	447,257	10,014,084
Medivation, Inc. (a)	160,000	8,433,600
Novavax, Inc. (a)	2,100,000	4,935,000
OncoGenex Pharmaceuticals, Inc. (a)	450,000	4,558,500
Seattle Genetics, Inc. (a)	440,000	16,258,000
Stemline Therapeutics, Inc.	154,000	2,208,360
Sunesis Pharmaceuticals, Inc. (a)(d)	1,097,300	6,177,799
Synageva BioPharma Corp. (a)	170,000	8,787,300
Synergy Pharmaceuticals, Inc. (a)(d)	800,000	4,200,000
Targacept, Inc. (a)	500,000	2,305,000
Theravance, Inc. (a)(d)	789,000	26,628,750
Threshold Pharmaceuticals, Inc. (a)(d)	1,155,000	5,567,100
XOMA Corp. (a)	2,500,000	8,750,000
		161,213,361
Health Care Equipment & Supplies - 4.6%
Align Technology, Inc. (a)	754,398	24,985,662
ICU Medical, Inc. (a)	191,000	11,507,750
Sirona Dental Systems, Inc. (a)	145,000	10,663,300
Steris Corp.	71,000	2,952,890
Teleflex, Inc.	189,300	14,790,009
The Cooper Companies, Inc.	111,900	12,353,760
The Spectranetics Corp. (a)	975,003	18,183,806
		95,437,177
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 3.9%
BioScrip, Inc. (a)	1,000,000	$ 13,860,000
Centene Corp. (a)	330,000	15,246,000
MEDNAX, Inc. (a)	122,900	10,904,917
Molina Healthcare, Inc. (a)	600,000	19,920,000
MWI Veterinary Supply, Inc. (a)	173,400	20,410,914
		80,341,831
Health Care Technology - 1.2%
Medidata Solutions, Inc. (a)	373,948	24,815,189
Life Sciences Tools & Services - 1.0%
Bruker BioSciences Corp. (a)	1,180,000	20,968,600
Pharmaceuticals - 1.1%
Biodelivery Sciences International, Inc. (a)(d)	1,257,084	7,140,237
Pacira Pharmaceuticals, Inc. (a)	300,000	8,661,000
ViroPharma, Inc. (a)	270,000	7,357,500
		23,158,737
TOTAL HEALTH CARE		405,934,895
INDUSTRIALS - 16.8%
Aerospace & Defense - 1.7%
Esterline Technologies Corp. (a)	150,000	11,256,000
Teledyne Technologies, Inc. (a)	305,700	22,945,842
		34,201,842
Air Freight & Logistics - 0.7%
Hub Group, Inc. Class A (a)	400,000	14,660,000
Airlines - 0.8%
Allegiant Travel Co.	187,825	16,885,468
Building Products - 0.7%
A.O. Smith Corp.	200,000	15,086,000
Commercial Services & Supplies - 1.2%
KAR Auction Services, Inc.	1,140,000	25,501,800
Construction & Engineering - 1.0%
EMCOR Group, Inc.	350,000	13,090,000
Tutor Perini Corp. (a)	494,285	8,126,045
		21,216,045
Electrical Equipment - 3.2%
EnerSys (a)	500,000	22,920,000
Generac Holdings, Inc. (d)	622,700	22,373,611
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Hubbell, Inc. Class B	161,800	$ 15,526,328
Preformed Line Products Co.	60,306	4,854,633
		65,674,572
Industrial Conglomerates - 1.0%
Carlisle Companies, Inc.	310,000	20,109,700
Machinery - 3.6%
Actuant Corp. Class A	353,100	11,052,030
Oshkosh Truck Corp. (a)	250,000	9,815,000
Standex International Corp.	292,838	15,491,130
TriMas Corp. (a)	605,298	18,461,589
Valmont Industries, Inc.	32	4,663
Wabtec Corp.	192,300	20,179,962
		75,004,374
Professional Services - 0.7%
Dun & Bradstreet Corp.	19,193	1,697,621
Nihon M&A Center, Inc.	245,512	12,950,730
		14,648,351
Road & Rail - 0.7%
Con-way, Inc.	400,000	13,520,000
Trading Companies & Distributors - 1.5%
Watsco, Inc.	229,000	19,323,020
WESCO International, Inc. (a)	150,000	10,753,500
		30,076,520
TOTAL INDUSTRIALS		346,584,672
INFORMATION TECHNOLOGY - 22.8%
Communications Equipment - 2.0%
Arris Group, Inc. (a)	800,000	13,208,000
Plantronics, Inc.	380,000	16,651,600
Telular Corp.	850,000	10,854,500
		40,714,100
Computers & Peripherals - 0.9%
Cray, Inc. (a)	900,000	19,044,000
Electronic Equipment & Components - 2.6%
FEI Co.	380,000	24,274,400
InvenSense, Inc. (a)(d)	1,350,000	12,582,000
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Neonode, Inc. (a)(d)	1,497,122	$ 8,548,567
Parametric Sound Corp. (a)(d)(e)	529,068	9,517,933
		54,922,900
Internet Software & Services - 6.2%
Angie's List, Inc. (a)(d)	1,080,000	26,179,200
Blucora, Inc. (a)	505,758	7,470,046
Cornerstone OnDemand, Inc. (a)	710,000	25,758,800
Demandware, Inc. (a)	357,439	9,758,085
E2open, Inc. (d)	1,171,594	16,648,351
j2 Global, Inc.	300,000	12,210,000
NIC, Inc.	1,457,104	24,537,631
SciQuest, Inc. (a)	294,372	6,729,344
		129,291,457
IT Services - 2.3%
Genpact Ltd.	1,050,000	19,530,000
Maximus, Inc.	343,376	27,363,633
		46,893,633
Semiconductors & Semiconductor Equipment - 2.1%
Hittite Microwave Corp. (a)	321,863	18,059,733
MagnaChip Semiconductor Corp. (a)	919,266	14,745,027
PDF Solutions, Inc. (a)	583,644	9,986,149
		42,790,909
Software - 6.7%
Aspen Technology, Inc. (a)	1,082,200	32,985,456
CommVault Systems, Inc. (a)	450,000	33,093,002
Guidewire Software, Inc. (a)	500,000	20,040,000
Manhattan Associates, Inc. (a)	118,986	8,354,007
Synopsys, Inc. (a)	540,000	19,207,800
Tangoe, Inc. (a)	400,000	5,144,000
Tyler Technologies, Inc. (a)	308,725	19,523,769
		138,348,034
TOTAL INFORMATION TECHNOLOGY		472,005,033
MATERIALS - 5.6%
Chemicals - 4.0%
Axiall Corp.	550,000	28,847,500
Chemtura Corp. (a)	950,000	20,197,000
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Cytec Industries, Inc.	210,000	$ 15,300,600
Innospec, Inc.	386,424	17,006,520
		81,351,620
Containers & Packaging - 1.0%
Graphic Packaging Holding Co. (a)	1,700,000	12,784,000
Myers Industries, Inc.	550,000	8,151,000
		20,935,000
Metals & Mining - 0.6%
Commercial Metals Co.	809,800	11,839,276
Worthington Industries, Inc.	34,207	1,100,781
		12,940,057
TOTAL MATERIALS		115,226,677
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
Cogent Communications Group, Inc.	700,000	20,048,000
inContact, Inc. (a)	195,400	1,582,740
		21,630,740
TOTAL COMMON STOCKS (Cost $1,710,139,800)		2,031,328,125
Money Market Funds - 4.4%

Fidelity Cash Central Fund, 0.13% (b)	26,566,900	26,566,900
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	63,680,995	63,680,995
TOTAL MONEY MARKET FUNDS (Cost $90,247,895)		90,247,895
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $1,800,387,695)		2,121,576,020
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(54,025,841)
NET ASSETS - 100%		$ 2,067,550,179
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 78,739
Fidelity Securities Lending Cash Central Fund	1,444,204
Total	$ 1,522,943
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Neonode, Inc.	$ 6,969,000	$ 5,207,720	$ 5,076,631	$ -	$ -
Parametric Sound Corp.	2,428,413	3,322,952	1,370,377	-	9,517,933
Telular Corp.	4,715,000	3,371,313	-	259,000	-
US Home Systems, Inc.	6,604,750	-	8,975,299	-	-
Xtreme Drilling & Coil Services Corp.	6,786,658	178,443	201,743	-	10,377,686
Zedi, Inc.	3,905,172	2,997,316	420,943	-	4,956,573
Total	$ 31,408,993	$ 15,077,744	$ 16,044,993	$ 259,000	$ 24,852,192
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 355,478,123	$ 355,478,123	$ -	$ -
Consumer Staples	45,142,480	45,142,480	-	-
Energy	152,888,106	152,888,106	-	-
Financials	116,437,399	116,437,399	-	-
Health Care	405,934,895	405,934,895	-	-
Industrials	346,584,672	333,633,942	12,950,730	-
Information Technology	472,005,033	472,005,033	-	-
Materials	115,226,677	115,226,677	-	-
Telecommunication Services	21,630,740	21,630,740	-	-
Money Market Funds	90,247,895	90,247,895	-	-
Total Investments in Securities:	$ 2,121,576,020	$ 2,108,625,290	$ 12,950,730	$ -
Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $1,802,905,424. Net unrealized appreciation aggregated $318,670,596, of which $354,028,609 related to appreciated investment securities and $35,358,013 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor ®
Small Cap Value Fund
Class A
Class T
Class B
Class C
Institutional Class

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Small Cap Value Fund

April 30, 2013

1.817158.108

ASCV-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 13.7%
Diversified Consumer Services - 1.6%
Regis Corp. (e)	3,400,000	$ 63,750,000
Household Durables - 3.1%
KB Home (d)	1,600,000	36,064,000
Tempur-Pedic International, Inc. (a)	1,800,000	87,300,000
		123,364,000
Media - 1.4%
Valassis Communications, Inc. (d)(e)	2,102,541	53,888,126
Specialty Retail - 4.7%
Asbury Automotive Group, Inc. (a)	1,070,000	42,896,300
Genesco, Inc. (a)	856,128	52,694,678
Rent-A-Center, Inc.	1,958,967	68,426,717
Tsutsumi Jewelry Co. Ltd.	795,800	24,850,159
		188,867,854
Textiles, Apparel & Luxury Goods - 2.9%
Hanesbrands, Inc.	2,300,000	115,368,000
TOTAL CONSUMER DISCRETIONARY		545,237,980
CONSUMER STAPLES - 2.0%
Food Products - 1.8%
Chiquita Brands International, Inc. (a)(e)	3,375,000	29,126,250
Post Holdings, Inc. (a)	984,700	43,120,013
		72,246,263
Household Products - 0.2%
Spectrum Brands Holdings, Inc.	165,000	9,240,000
TOTAL CONSUMER STAPLES		81,486,263
ENERGY - 6.1%
Energy Equipment & Services - 2.9%
Superior Energy Services, Inc. (a)	4,211,000	116,181,490
Oil, Gas & Consumable Fuels - 3.2%
Berry Petroleum Co. Class A	2,575,000	123,368,251
World Fuel Services Corp.	45,000	1,824,750
		125,193,001
TOTAL ENERGY		241,374,491
Common Stocks - continued
	Shares	Value
FINANCIALS - 36.0%
Capital Markets - 4.5%
Federated Investors, Inc. Class B (non-vtg.) (d)	4,589,400	$ 105,372,624
Monex Group, Inc. (d)	10,000	4,511,947
Waddell & Reed Financial, Inc. Class A	1,654,000	70,906,980
		180,791,551
Commercial Banks - 11.4%
Associated Banc-Corp.	4,500,000	64,215,000
CapitalSource, Inc.	8,225,000	73,613,750
City National Corp.	1,200,000	68,676,000
First Citizen Bancshares, Inc.	41,746	7,782,289
First Citizen Bancshares, Inc. (f)	180,954	30,360,100
National Penn Bancshares, Inc.	4,400,000	43,076,000
PacWest Bancorp (e)	1,900,000	52,687,000
TCF Financial Corp.	7,700,000	112,035,000
		452,445,139
Consumer Finance - 2.7%
Cash America International, Inc. (d)	794,300	34,655,309
EZCORP, Inc. (non-vtg.) Class A (a)	1,753,688	29,637,327
World Acceptance Corp. (a)(d)	475,000	42,208,500
		106,501,136
Insurance - 7.6%
Aspen Insurance Holdings Ltd.	2,300,000	87,837,000
Endurance Specialty Holdings Ltd.	1,486,000	72,769,420
Platinum Underwriters Holdings Ltd.	1,531,739	86,926,188
ProAssurance Corp.	1,100,000	53,889,000
StanCorp Financial Group, Inc.	50,000	2,159,000
		303,580,608
Real Estate Investment Trusts - 6.9%
DCT Industrial Trust, Inc.	11,980,586	93,807,988
Franklin Street Properties Corp. (e)	4,800,000	73,296,000
Highwoods Properties, Inc. (SBI)	1,720,330	70,585,140
National Retail Properties, Inc. (d)	900,000	35,712,000
		273,401,128
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 2.9%
Astoria Financial Corp. (e)	5,404,051	$ 51,824,849
Washington Federal, Inc.	3,715,000	63,786,550
		115,611,399
TOTAL FINANCIALS		1,432,330,961
HEALTH CARE - 5.2%
Health Care Equipment & Supplies - 1.4%
Hill-Rom Holdings, Inc.	573,549	19,540,814
Integra LifeSciences Holdings Corp. (a)	1,050,000	36,781,500
		56,322,314
Health Care Providers & Services - 3.8%
AmSurg Corp. (a)	1,048,014	35,171,350
Chemed Corp.	465,700	38,010,434
MEDNAX, Inc. (a)	650,000	57,674,500
Team Health Holdings, Inc. (a)	550,000	20,504,000
		151,360,284
TOTAL HEALTH CARE		207,682,598
INDUSTRIALS - 14.0%
Commercial Services & Supplies - 7.8%
ACCO Brands Corp. (e)	10,194,626	68,813,726
HNI Corp. (e)	2,700,000	92,961,000
Knoll, Inc.	1,940,000	30,186,400
Quad/Graphics, Inc. (d)(e)	2,675,000	55,907,500
United Stationers, Inc.	1,980,800	64,316,576
		312,185,202
Electrical Equipment - 2.6%
EnerSys (a)	1,065,000	48,819,600
GrafTech International Ltd. (a)(d)(e)	7,709,000	55,350,620
		104,170,220
Machinery - 1.5%
Blount International, Inc. (a)(e)	2,975,000	41,322,750
Columbus McKinnon Corp. (NY Shares) (a)(e)	1,050,000	19,719,000
		61,041,750
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 2.1%
WESCO International, Inc. (a)(d)	1,138,633	$ 81,628,600
TOTAL INDUSTRIALS		559,025,772
INFORMATION TECHNOLOGY - 14.3%
Communications Equipment - 1.6%
Polycom, Inc. (a)	5,800,000	60,900,000
ViaSat, Inc. (a)	101,171	4,903,758
		65,803,758
Electronic Equipment & Components - 5.1%
Ingram Micro, Inc. Class A (a)	3,935,000	70,082,350
Ryoyo Electro Corp. (e)	1,704,900	15,396,100
SYNNEX Corp. (a)	790,000	27,334,000
Tech Data Corp. (a)(e)	1,912,707	89,380,798
		202,193,248
Internet Software & Services - 2.7%
j2 Global, Inc. (d)(e)	2,674,233	108,841,283
IT Services - 1.8%
CACI International, Inc. Class A (a)(d)(e)	1,200,000	70,188,000
Software - 3.1%
Monotype Imaging Holdings, Inc. (e)	2,671,431	61,950,485
SS&C Technologies Holdings, Inc. (a)	2,000,000	61,380,000
		123,330,485
TOTAL INFORMATION TECHNOLOGY		570,356,774
MATERIALS - 4.1%
Chemicals - 1.6%
PolyOne Corp.	2,800,000	63,084,000
Metals & Mining - 2.5%
Carpenter Technology Corp.	438,880	19,732,045
Haynes International, Inc.	550,000	26,735,500
RTI International Metals, Inc. (a)(e)	1,880,000	54,557,600
		101,025,145
TOTAL MATERIALS		164,109,145
Common Stocks - continued
	Shares	Value
UTILITIES - 4.2%
Electric Utilities - 3.1%
UIL Holdings Corp.	1,550,000	$ 64,542,000
UNS Energy Corp.	1,150,000	58,604,000
		123,146,000
Gas Utilities - 1.1%
Southwest Gas Corp.	836,756	42,398,427
TOTAL UTILITIES		165,544,427
TOTAL COMMON STOCKS (Cost $3,061,299,894)		3,967,148,411
Nonconvertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
M/I Homes, Inc. Series A, 9.75% (a) (Cost $68,818)	12,206	306,981
Money Market Funds - 3.5%

Fidelity Cash Central Fund, 0.13% (b)	8,837,021	8,837,021
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	130,316,678	130,316,678
TOTAL MONEY MARKET FUNDS (Cost $139,153,699)		139,153,699
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $3,200,522,411)		4,106,609,091
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(123,084,750)
NET ASSETS - 100%		$ 3,983,524,341
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30,360,100 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
First Citizen Bancshares, Inc.	12/21/12	$ 25,333,560
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,521
Fidelity Securities Lending Cash Central Fund	400,574
Total	$ 421,095
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ACCO Brands Corp.	$ 18,634,000	$ 57,347,558	$ -	$ -	$ 68,813,726
Astoria Financial Corp.	51,038,992	-	134,410	648,486	51,824,849
Blount International, Inc.	37,039,161	4,861,737	-	-	41,322,750
CACI International, Inc. Class A	-	66,942,082	-	-	70,188,000
Chiquita Brands International, Inc.	17,482,500	-	-	-	29,126,250
Columbus McKinnon Corp. (NY Shares)	15,414,197	33,512	-	-	19,719,000
Forestar Group, Inc.	22,724,438	-	37,180,120	-	-
Franklin Street Properties Corp.	32,769,200	18,353,991	-	2,585,007	73,296,000
GrafTech International Ltd.	62,334,250	15,596,640	-	-	55,350,620
HNI Corp.	71,739,000	-	-	1,944,000	92,961,000
j2 Global, Inc.	38,011,100	45,217,336	-	1,187,650	108,841,283
Miraial Co. Ltd.	10,410,478	-	12,126,954	294,642	-
Monotype Imaging Holdings, Inc.	38,936,219	295,917	-	373,236	61,950,485
PacWest Bancorp	42,557,616	917,960	-	1,284,368	52,687,000
Platinum Underwriters Holdings Ltd.	64,411,165	-	9,032,440	406,593	-
Quad/Graphics, Inc.	28,908,484	12,835,355	-	7,358,750	55,907,500
Regis Corp.	52,452,000	4,787,419	-	594,000	63,750,000
RTI International Metals, Inc.	42,206,000	-	-	-	54,557,600
Ryoyo Electro Corp.	20,552,790	-	2,333,217	302,645	15,396,100
Tech Data Corp.	50,100,000	44,313,833	-	-	89,380,798
Valassis Communications, Inc.	35,733,655	13,465,583	-	1,303,575	53,888,126
Western Liberty Bancorp	2,879,407	-	3,071,972	-	-
Total	$ 756,334,652	$ 284,968,923	$ 63,879,113	$ 18,282,952	$ 1,058,961,087
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 545,544,961	$ 520,694,802	$ 24,850,159	$ -
Consumer Staples	81,486,263	81,486,263	-	-
Energy	241,374,491	241,374,491	-	-
Financials	1,432,330,961	1,397,458,914	34,872,047	-
Health Care	207,682,598	207,682,598	-	-
Industrials	559,025,772	559,025,772	-	-
Information Technology	570,356,774	554,960,674	15,396,100	-
Materials	164,109,145	164,109,145	-	-
Utilities	165,544,427	165,544,427	-	-
Money Market Funds	139,153,699	139,153,699	-	-
Total Investments in Securities:	$ 4,106,609,091	$ 4,031,490,785	$ 75,118,306	$ -
Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $3,201,703,675. Net unrealized appreciation aggregated $904,905,416, of which $1,002,362,417 related to appreciated investment securities and $97,457,001 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Small Cap Growth Fund

Class A
Class T
Class B
Class C
Institutional Class

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Small Cap Growth Fund.

April 30, 2013

1.817157.108

ASCP-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 17.2%
Distributors - 1.1%
Pool Corp.	450,000	$ 22,059,000
Diversified Consumer Services - 2.4%
Grand Canyon Education, Inc. (a)	1,010,000	25,825,700
Service Corp. International	1,450,000	24,476,000
		50,301,700
Hotels, Restaurants & Leisure - 5.4%
AFC Enterprises, Inc. (a)	400,231	12,759,364
Chuys Holdings, Inc.	285,540	9,337,158
Fiesta Restaurant Group, Inc. (a)	448,100	12,215,206
Interval Leisure Group, Inc.	1,141,800	21,762,708
Jack in the Box, Inc. (a)	600,000	21,510,000
Papa John's International, Inc. (a)	300,000	18,900,000
Texas Roadhouse, Inc. Class A	600,000	14,100,000
		110,584,436
Household Durables - 0.8%
Jarden Corp. (a)	375,000	16,878,750
Internet & Catalog Retail - 1.4%
HSN, Inc.	545,000	28,656,100
Leisure Equipment & Products - 1.0%
Brunswick Corp.	650,000	20,579,000
Media - 1.0%
Cinemark Holdings, Inc.	700,000	21,623,000
Multiline Retail - 0.4%
The Bon-Ton Stores, Inc. (d)	500,000	7,670,000
Specialty Retail - 2.1%
Conn's, Inc. (a)	344,947	14,939,655
GNC Holdings, Inc.	250,000	11,332,500
Tile Shop Holdings, Inc. (a)	680,000	16,864,000
		43,136,155
Textiles, Apparel & Luxury Goods - 1.6%
Hanesbrands, Inc.	240,000	12,038,400
Steven Madden Ltd. (a)	451,400	21,951,582
		33,989,982
TOTAL CONSUMER DISCRETIONARY		355,478,123
CONSUMER STAPLES - 2.2%
Food & Staples Retailing - 0.5%
Susser Holdings Corp. (a)	188,155	10,004,201
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 1.5%
Ingredion, Inc.	220,000	$ 15,842,200
J&J Snack Foods Corp.	200,000	15,004,000
		30,846,200
Personal Products - 0.2%
Inter Parfums, Inc.	148,156	4,292,079
TOTAL CONSUMER STAPLES		45,142,480
ENERGY - 7.4%
Energy Equipment & Services - 3.8%
Atwood Oceanics, Inc. (a)	220,000	10,791,000
Dril-Quip, Inc. (a)	200,000	16,742,000
Essential Energy Services Ltd.	5,166,700	10,615,980
Forum Energy Technologies, Inc.	483,600	13,448,916
Western Energy Services Corp.	1,530,000	10,676,361
Xtreme Drilling & Coil Services Corp. (a)(e)	4,100,000	10,377,686
Zedi, Inc. (a)(e)	8,322,500	4,956,573
		77,608,516
Oil, Gas & Consumable Fuels - 3.6%
EPL Oil & Gas, Inc. (a)	380,000	12,414,600
Oasis Petroleum, Inc. (a)	570,000	19,511,100
Rosetta Resources, Inc. (a)	400,000	17,164,000
Tesoro Logistics LP	250,000	14,900,000
Whitecap Resources, Inc. (d)	1,100,000	11,289,890
		75,279,590
TOTAL ENERGY		152,888,106
FINANCIALS - 5.6%
Capital Markets - 0.7%
AllianceBernstein Holding LP	590,000	13,977,100
Commercial Banks - 1.9%
BBCN Bancorp, Inc.	1,440,000	18,547,200
City National Corp.	300,000	17,169,000
Pacific Premier Bancorp, Inc. (a)	385,000	4,677,750
		40,393,950
Insurance - 3.0%
Allied World Assurance Co. Holdings Ltd.	12,934	1,174,537
Amerisafe, Inc.	484,900	15,836,834
FBL Financial Group, Inc. Class A	264,698	10,405,278
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Primerica, Inc.	400,000	$ 13,584,000
ProAssurance Corp.	430,000	21,065,700
		62,066,349
TOTAL FINANCIALS		116,437,399
HEALTH CARE - 19.6%
Biotechnology - 7.8%
Alkermes PLC (a)	175,500	5,372,055
ARIAD Pharmaceuticals, Inc. (a)	210,000	3,752,700
Astex Pharmaceuticals, Inc. (a)	1,100,000	7,568,000
BioMarin Pharmaceutical, Inc. (a)	120,000	7,872,000
Biovitrum AB (a)	1,000,000	6,372,424
Hyperion Therapeutics, Inc.	200,000	4,290,000
Infinity Pharmaceuticals, Inc. (a)	228,236	9,834,689
Insmed, Inc. (a)(d)	800,000	7,328,000
Isis Pharmaceuticals, Inc. (a)(d)	447,257	10,014,084
Medivation, Inc. (a)	160,000	8,433,600
Novavax, Inc. (a)	2,100,000	4,935,000
OncoGenex Pharmaceuticals, Inc. (a)	450,000	4,558,500
Seattle Genetics, Inc. (a)	440,000	16,258,000
Stemline Therapeutics, Inc.	154,000	2,208,360
Sunesis Pharmaceuticals, Inc. (a)(d)	1,097,300	6,177,799
Synageva BioPharma Corp. (a)	170,000	8,787,300
Synergy Pharmaceuticals, Inc. (a)(d)	800,000	4,200,000
Targacept, Inc. (a)	500,000	2,305,000
Theravance, Inc. (a)(d)	789,000	26,628,750
Threshold Pharmaceuticals, Inc. (a)(d)	1,155,000	5,567,100
XOMA Corp. (a)	2,500,000	8,750,000
		161,213,361
Health Care Equipment & Supplies - 4.6%
Align Technology, Inc. (a)	754,398	24,985,662
ICU Medical, Inc. (a)	191,000	11,507,750
Sirona Dental Systems, Inc. (a)	145,000	10,663,300
Steris Corp.	71,000	2,952,890
Teleflex, Inc.	189,300	14,790,009
The Cooper Companies, Inc.	111,900	12,353,760
The Spectranetics Corp. (a)	975,003	18,183,806
		95,437,177
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 3.9%
BioScrip, Inc. (a)	1,000,000	$ 13,860,000
Centene Corp. (a)	330,000	15,246,000
MEDNAX, Inc. (a)	122,900	10,904,917
Molina Healthcare, Inc. (a)	600,000	19,920,000
MWI Veterinary Supply, Inc. (a)	173,400	20,410,914
		80,341,831
Health Care Technology - 1.2%
Medidata Solutions, Inc. (a)	373,948	24,815,189
Life Sciences Tools & Services - 1.0%
Bruker BioSciences Corp. (a)	1,180,000	20,968,600
Pharmaceuticals - 1.1%
Biodelivery Sciences International, Inc. (a)(d)	1,257,084	7,140,237
Pacira Pharmaceuticals, Inc. (a)	300,000	8,661,000
ViroPharma, Inc. (a)	270,000	7,357,500
		23,158,737
TOTAL HEALTH CARE		405,934,895
INDUSTRIALS - 16.8%
Aerospace & Defense - 1.7%
Esterline Technologies Corp. (a)	150,000	11,256,000
Teledyne Technologies, Inc. (a)	305,700	22,945,842
		34,201,842
Air Freight & Logistics - 0.7%
Hub Group, Inc. Class A (a)	400,000	14,660,000
Airlines - 0.8%
Allegiant Travel Co.	187,825	16,885,468
Building Products - 0.7%
A.O. Smith Corp.	200,000	15,086,000
Commercial Services & Supplies - 1.2%
KAR Auction Services, Inc.	1,140,000	25,501,800
Construction & Engineering - 1.0%
EMCOR Group, Inc.	350,000	13,090,000
Tutor Perini Corp. (a)	494,285	8,126,045
		21,216,045
Electrical Equipment - 3.2%
EnerSys (a)	500,000	22,920,000
Generac Holdings, Inc. (d)	622,700	22,373,611
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Hubbell, Inc. Class B	161,800	$ 15,526,328
Preformed Line Products Co.	60,306	4,854,633
		65,674,572
Industrial Conglomerates - 1.0%
Carlisle Companies, Inc.	310,000	20,109,700
Machinery - 3.6%
Actuant Corp. Class A	353,100	11,052,030
Oshkosh Truck Corp. (a)	250,000	9,815,000
Standex International Corp.	292,838	15,491,130
TriMas Corp. (a)	605,298	18,461,589
Valmont Industries, Inc.	32	4,663
Wabtec Corp.	192,300	20,179,962
		75,004,374
Professional Services - 0.7%
Dun & Bradstreet Corp.	19,193	1,697,621
Nihon M&A Center, Inc.	245,512	12,950,730
		14,648,351
Road & Rail - 0.7%
Con-way, Inc.	400,000	13,520,000
Trading Companies & Distributors - 1.5%
Watsco, Inc.	229,000	19,323,020
WESCO International, Inc. (a)	150,000	10,753,500
		30,076,520
TOTAL INDUSTRIALS		346,584,672
INFORMATION TECHNOLOGY - 22.8%
Communications Equipment - 2.0%
Arris Group, Inc. (a)	800,000	13,208,000
Plantronics, Inc.	380,000	16,651,600
Telular Corp.	850,000	10,854,500
		40,714,100
Computers & Peripherals - 0.9%
Cray, Inc. (a)	900,000	19,044,000
Electronic Equipment & Components - 2.6%
FEI Co.	380,000	24,274,400
InvenSense, Inc. (a)(d)	1,350,000	12,582,000
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Neonode, Inc. (a)(d)	1,497,122	$ 8,548,567
Parametric Sound Corp. (a)(d)(e)	529,068	9,517,933
		54,922,900
Internet Software & Services - 6.2%
Angie's List, Inc. (a)(d)	1,080,000	26,179,200
Blucora, Inc. (a)	505,758	7,470,046
Cornerstone OnDemand, Inc. (a)	710,000	25,758,800
Demandware, Inc. (a)	357,439	9,758,085
E2open, Inc. (d)	1,171,594	16,648,351
j2 Global, Inc.	300,000	12,210,000
NIC, Inc.	1,457,104	24,537,631
SciQuest, Inc. (a)	294,372	6,729,344
		129,291,457
IT Services - 2.3%
Genpact Ltd.	1,050,000	19,530,000
Maximus, Inc.	343,376	27,363,633
		46,893,633
Semiconductors & Semiconductor Equipment - 2.1%
Hittite Microwave Corp. (a)	321,863	18,059,733
MagnaChip Semiconductor Corp. (a)	919,266	14,745,027
PDF Solutions, Inc. (a)	583,644	9,986,149
		42,790,909
Software - 6.7%
Aspen Technology, Inc. (a)	1,082,200	32,985,456
CommVault Systems, Inc. (a)	450,000	33,093,002
Guidewire Software, Inc. (a)	500,000	20,040,000
Manhattan Associates, Inc. (a)	118,986	8,354,007
Synopsys, Inc. (a)	540,000	19,207,800
Tangoe, Inc. (a)	400,000	5,144,000
Tyler Technologies, Inc. (a)	308,725	19,523,769
		138,348,034
TOTAL INFORMATION TECHNOLOGY		472,005,033
MATERIALS - 5.6%
Chemicals - 4.0%
Axiall Corp.	550,000	28,847,500
Chemtura Corp. (a)	950,000	20,197,000
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Cytec Industries, Inc.	210,000	$ 15,300,600
Innospec, Inc.	386,424	17,006,520
		81,351,620
Containers & Packaging - 1.0%
Graphic Packaging Holding Co. (a)	1,700,000	12,784,000
Myers Industries, Inc.	550,000	8,151,000
		20,935,000
Metals & Mining - 0.6%
Commercial Metals Co.	809,800	11,839,276
Worthington Industries, Inc.	34,207	1,100,781
		12,940,057
TOTAL MATERIALS		115,226,677
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
Cogent Communications Group, Inc.	700,000	20,048,000
inContact, Inc. (a)	195,400	1,582,740
		21,630,740
TOTAL COMMON STOCKS (Cost $1,710,139,800)		2,031,328,125
Money Market Funds - 4.4%

Fidelity Cash Central Fund, 0.13% (b)	26,566,900	26,566,900
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	63,680,995	63,680,995
TOTAL MONEY MARKET FUNDS (Cost $90,247,895)		90,247,895
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $1,800,387,695)		2,121,576,020
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(54,025,841)
NET ASSETS - 100%		$ 2,067,550,179
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 78,739
Fidelity Securities Lending Cash Central Fund	1,444,204
Total	$ 1,522,943
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Neonode, Inc.	$ 6,969,000	$ 5,207,720	$ 5,076,631	$ -	$ -
Parametric Sound Corp.	2,428,413	3,322,952	1,370,377	-	9,517,933
Telular Corp.	4,715,000	3,371,313	-	259,000	-
US Home Systems, Inc.	6,604,750	-	8,975,299	-	-
Xtreme Drilling & Coil Services Corp.	6,786,658	178,443	201,743	-	10,377,686
Zedi, Inc.	3,905,172	2,997,316	420,943	-	4,956,573
Total	$ 31,408,993	$ 15,077,744	$ 16,044,993	$ 259,000	$ 24,852,192
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 355,478,123	$ 355,478,123	$ -	$ -
Consumer Staples	45,142,480	45,142,480	-	-
Energy	152,888,106	152,888,106	-	-
Financials	116,437,399	116,437,399	-	-
Health Care	405,934,895	405,934,895	-	-
Industrials	346,584,672	333,633,942	12,950,730	-
Information Technology	472,005,033	472,005,033	-	-
Materials	115,226,677	115,226,677	-	-
Telecommunication Services	21,630,740	21,630,740	-	-
Money Market Funds	90,247,895	90,247,895	-	-
Total Investments in Securities:	$ 2,121,576,020	$ 2,108,625,290	$ 12,950,730	$ -
Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $1,802,905,424. Net unrealized appreciation aggregated $318,670,596, of which $354,028,609 related to appreciated investment securities and $35,358,013 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity Advisor® Real Estate Income Fund
Class A
Class T
Class C
Institutional Class
April 30, 2013

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Real Estate Income Fund

1.907554.103

REIA-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 29.9%
	Shares	Value
CONSUMER DISCRETIONARY - 0.7%
Hotels, Restaurants & Leisure - 0.3%
Hyatt Hotels Corp. Class A (a)	248,000	$ 10,584,640
Household Durables - 0.4%
NVR, Inc. (a)	6,700	6,901,000
Standard Pacific Corp. (a)(f)	560,795	5,075,195
Stanley Martin Communities LLC Class B (a)	4,620	4,355,921
Toll Brothers, Inc. (a)	82,100	2,816,851
		19,148,967
TOTAL CONSUMER DISCRETIONARY		29,733,607
FINANCIALS - 27.8%
Capital Markets - 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	549,700	6,255,586
Real Estate Investment Trusts - 26.8%
Acadia Realty Trust (SBI)	2,078,249	59,334,009
AG Mortgage Investment Trust, Inc.	469,500	12,145,965
American Campus Communities, Inc.	463,400	20,686,176
American Residential Properties, Inc. (h)	574,941	10,866,385
American Tower Corp.	313,200	26,305,668
AmREIT, Inc. Class B	200,000	3,802,000
Anworth Mortgage Asset Corp.	1,120,710	7,071,680
Apartment Investment & Management Co. Class A	1,230,700	38,287,077
Arbor Realty Trust, Inc. (g)	2,673,575	20,639,999
Associated Estates Realty Corp.	727,208	12,995,207
AvalonBay Communities, Inc.	194,000	25,809,760
Aviv REIT, Inc.	69,300	1,780,317
BioMed Realty Trust, Inc.	649,400	14,617,994
Boardwalk (REIT)	126,200	8,251,322
Canadian (REIT)	131,600	6,226,981
CapLease, Inc.	2,956,300	20,753,226
CBL & Associates Properties, Inc.	1,762,973	42,558,168
Cedar Shopping Centers, Inc.	921,410	5,906,238
Chartwell Retirement Residence	459,700	5,206,389
Chartwell Retirement Residence (h)	78,500	889,061
Chesapeake Lodging Trust	513,600	12,151,776
CommonWealth REIT	194,400	4,340,952
CyrusOne, Inc.	122,600	2,941,174
Cys Investments, Inc.	1,585,439	19,707,007
DCT Industrial Trust, Inc.	1,235,100	9,670,833
DiamondRock Hospitality Co.	623,300	6,220,534
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Digital Realty Trust, Inc.	157,400	$ 11,099,848
Douglas Emmett, Inc.	836,300	21,885,971
DuPont Fabros Technology, Inc.	316,600	7,959,324
Dynex Capital, Inc.	1,893,043	20,350,212
EastGroup Properties, Inc.	134,800	8,501,836
Education Realty Trust, Inc.	402,600	4,424,574
Equity Lifestyle Properties, Inc.	1,030,630	83,738,688
Equity Residential (SBI)	317,700	18,445,662
Excel Trust, Inc.	1,333,928	20,315,723
First Potomac Realty Trust	1,349,015	21,584,240
Glimcher Realty Trust	1,192,200	14,950,188
H&R REIT/H&R Finance Trust	284,100	6,979,478
Hatteras Financial Corp.	185,000	5,056,050
HCP, Inc.	215,400	11,480,820
Highwoods Properties, Inc. (SBI)	209,500	8,595,785
Lexington Corporate Properties Trust	3,246,382	41,586,153
LTC Properties, Inc.	471,813	21,939,305
MFA Financial, Inc.	10,998,493	101,956,030
Mid-America Apartment Communities, Inc.	305,000	20,962,650
Monmouth Real Estate Investment Corp. Class A	249,773	2,657,585
National Retail Properties, Inc.	195,700	7,765,376
Newcastle Investment Corp.	1,617,600	18,327,408
NorthStar Realty Finance Corp. (f)	1,450,900	14,465,473
Parkway Properties, Inc.	135,008	2,461,196
Piedmont Office Realty Trust, Inc. Class A	859,100	17,628,732
Prologis, Inc.	732,787	30,740,415
RAIT Financial Trust (f)	348,852	2,979,196
Rayonier, Inc.	268,200	15,936,444
Redwood Trust, Inc.	280,000	6,389,600
Retail Properties America, Inc.	897,650	13,743,022
Select Income (REIT)	333,500	9,514,755
Senior Housing Properties Trust (SBI)	845,400	24,034,722
Silver Bay Realty Trust Corp.	1	19
Simon Property Group, Inc.	73,500	13,088,145
Stag Industrial, Inc.	864,169	19,046,285
Summit Hotel Properties, Inc.	692,000	6,913,080
Terreno Realty Corp.	689,959	12,985,028
Two Harbors Investment Corp.	685,180	8,208,456
Ventas, Inc.	966,746	76,981,984
Washington (REIT) (SBI)	471,900	13,477,464
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Whitestone REIT Class B (f)	183,267	$ 3,023,906
WP Carey, Inc. (f)	173,600	12,242,272
		1,183,588,998
Real Estate Management & Development - 0.5%
Altisource Residential Corp. Class B (a)	200,000	3,800,000
Brookfield Asset Management, Inc. Class A	232,000	8,955,760
Kennedy-Wilson Holdings, Inc.	664,021	11,042,669
		23,798,429
Thrifts & Mortgage Finance - 0.4%
Home Loan Servicing Solutions Ltd.	683,094	15,472,079
TOTAL FINANCIALS		1,229,115,092
HEALTH CARE - 1.1%
Health Care Providers & Services - 1.1%
Brookdale Senior Living, Inc. (a)	1,277,700	32,951,883
Emeritus Corp. (a)	532,174	13,676,872
		46,628,755
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
SBA Communications Corp. Class A (a)	153,000	12,085,470
TOTAL COMMON STOCKS (Cost $1,034,480,472)		1,317,562,924
Preferred Stocks - 13.6%

Convertible Preferred Stocks - 1.0%
FINANCIALS - 1.0%
Real Estate Investment Trusts - 1.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%	95,000	2,618,438
CommonWealth REIT 6.50%	396,216	9,402,206
Excel Trust, Inc. 7.00% (h)	248,200	6,773,797
Health Care REIT, Inc. Series I, 6.50%	46,800	3,131,210
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Lexington Corporate Properties Trust Series C, 6.50%	388,432	$ 19,308,955
Ramco-Gershenson Properties Trust (SBI) Series D, 7.25%	40,000	2,568,800
		43,803,406
Nonconvertible Preferred Stocks - 12.6%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Red Lion Hotels Capital Trust 9.50%	163,225	4,297,714
Household Durables - 0.0%
M/I Homes, Inc. Series A, 9.75% (a)	18,350	461,503
TOTAL CONSUMER DISCRETIONARY		4,759,217
FINANCIALS - 12.5%
Capital Markets - 0.1%
Arlington Asset Investment Corp. 6.625%	168,472	4,127,564
Real Estate Investment Trusts - 11.9%
AG Mortgage Investment Trust, Inc. 8.00%	324,817	8,234,111
American Capital Agency Corp. 8.00%	200,000	5,340,000
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	120,300	12
Series B, 9.25% (a)	124,100	12
Annaly Capital Management, Inc.:
Series A, 7.875%	134,900	3,520,890
Series C, 7.625%	77,837	2,015,978
Series D, 7.50%	213,116	5,474,950
Anworth Mortgage Asset Corp. Series A, 8.625%	309,630	8,003,936
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	375,101	9,977,687
Apollo Residential Mortgage, Inc. Series A, 8.00%	279,276	7,121,538
Arbor Realty Trust, Inc. Series A, 8.25% (g)	189,089	4,914,423
Armour Residential REIT, Inc. Series B, 7.875%	153,654	3,878,227
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	27,000	685,800
Series E, 9.00%	85,751	2,389,880
Boston Properties, Inc. 5.25%	50,000	1,273,000
Campus Crest Communities, Inc. Series A, 8.00%	248,431	6,804,525
CapLease, Inc.:
Series A, 8.125%	70,306	1,782,257
Series B, 8.375%	439,766	12,128,746
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
CapLease, Inc.: - continued
Series C, 7.25%	210,000	$ 5,680,500
CBL & Associates Properties, Inc.:
7.375%	289,876	7,365,749
Series E, 6.625%	95,000	2,470,000
Cedar Shopping Centers, Inc. Series B, 7.25%	326,128	8,547,815
CenterPoint Properties Trust Series D, 5.377%	3,575	2,180,750
Chesapeake Lodging Trust Series A, 7.75%	266,916	7,230,754
Colony Financial, Inc. Series A, 8.50%	282,171	7,666,586
CommonWealth REIT 7.50%	93,300	2,020,878
Coresite Realty Corp. Series A, 7.25%	258,224	6,755,140
Corporate Office Properties Trust Series L, 7.375%	80,000	2,160,000
Cousins Properties, Inc. Series A, 7.75%	245,420	6,130,592
CubeSmart Series A, 7.75%	40,000	1,100,000
Cys Investments, Inc.:
Series A, 7.75%	117,824	2,998,621
Series B, 7.50%	311,567	7,594,446
DDR Corp.:
Series J, 6.50%	237,721	6,126,070
Series K, 6.25%	228,888	5,683,289
Digital Realty Trust, Inc.:
Series E, 7.00%	40,000	1,085,600
Series F, 6.625%	40,000	1,053,200
Series G, 5.875%	145,444	3,633,191
Duke Realty LP Series L, 6.60%	10,666	271,450
Dynex Capital, Inc.:
Series A, 8.50%	362,932	9,592,293
Series B, 7.625%	252,120	6,345,860
Equity Lifestyle Properties, Inc. Series C, 6.75%	800,000	20,696,000
Essex Property Trust, Inc. Series H, 7.125%	40,000	1,071,200
Excel Trust, Inc. Series B, 8.125%	400,000	10,708,000
First Potomac Realty Trust 7.75%	415,296	10,955,508
Gladstone Commercial Corp. Series C, 7.125%	232,238	6,140,373
Glimcher Realty Trust:
6.875%	256,115	6,505,321
Series G, 8.125%	109,192	2,762,558
Series H, 7.50%	198,527	5,185,525
Hatteras Financial Corp. Series A, 7.625%	197,288	4,985,468
Health Care REIT, Inc. Series J, 6.50%	20,000	548,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hersha Hospitality Trust:
Series B, 8.00%	162,538	$ 4,274,749
Series C, 6.875%	50,000	1,288,000
Hospitality Properties Trust:
Series C, 7.00%	109,236	2,757,117
Series D, 7.125%	40,800	1,097,520
Hudson Pacific Properties, Inc. 8.375%	394,069	10,407,362
Inland Real Estate Corp. Series A, 8.125%	423,500	11,409,090
Invesco Mortgage Capital, Inc. Series A, 7.75%	113,342	2,919,690
Investors Real Estate Trust Series B, 7.95%	126,572	3,387,067
iStar Financial, Inc.:
Series E, 7.875%	156,008	3,775,394
Series F, 7.80%	179,421	4,309,692
Kilroy Realty Corp. Series G, 6.875%	40,000	1,081,200
Kite Realty Group Trust 8.25%	96,100	2,602,388
LaSalle Hotel Properties:
Series G, 7.25%	42,026	1,054,853
Series H, 7.50%	126,308	3,368,634
Series I, 6.375%	192,698	4,900,310
LBA Realty Fund II:
Series A, 8.75% (a)	69,000	2,760,000
Series B, 7.625% (a)	31,240	609,180
MFA Financial, Inc.:
8.00%	538,930	14,276,256
Series A, 8.50%	485,381	12,251,016
Series B, 7.50%	567,024	14,289,005
Monmouth Real Estate Investment Corp.:
7.625%	80,000	2,060,800
Series B, 7.875%	95,000	2,539,350
National Retail Properties, Inc. Series D, 6.625%	62,437	1,695,789
Newcastle Investment Corp. Series B, 9.75%	34,530	928,857
NorthStar Realty Finance Corp.:
Series B, 8.25%	225,708	5,669,785
Series C, 8.875%	275,338	7,114,734
Series D, 8.50%	161,601	4,069,113
Pebblebrook Hotel Trust:
Series A, 7.875%	372,000	9,858,000
Series B, 8.00%	185,085	4,960,278
Series C, 6.50%	178,160	4,484,287
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Pennsylvania (REIT) 7.375%	76,510	$ 2,018,334
Prologis, Inc. Series Q, 8.54%	94,446	6,106,529
PS Business Parks, Inc.:
5.70%	132,138	3,335,163
6.875%	50,000	1,334,500
Series S, 6.45%	70,536	1,885,427
Regency Centers Corp. Series 6, 6.625%	62,261	1,672,330
Retail Properties America, Inc. 7.00%	194,782	4,998,106
Sabra Health Care REIT, Inc. Series A, 7.125% (a)	200,000	5,140,000
Saul Centers, Inc.:
8.00%	38,072	987,207
Series C, 6.875%	315,478	8,328,619
Stag Industrial, Inc.:
Series A, 9.00%	280,000	7,733,600
Series B, 6.625% (a)	80,000	2,004,800
Strategic Hotel & Resorts, Inc.:
Series A, 8.50%	92,323	2,316,384
Series B, 8.25%	80,000	1,999,200
Summit Hotel Properties, Inc.:
Series A, 9.25%	138,340	3,827,868
Series B, 7.875%	190,173	4,992,041
Series C, 7.125% (a)	153,212	3,943,677
Sun Communities, Inc. Series A, 7.125%	360,000	9,316,800
Sunstone Hotel Investors, Inc. Series D, 8.00%	60,362	1,600,800
Taubman Centers, Inc. Series K, 6.25%	96,120	2,475,090
Terreno Realty Corp. Series A 7.75%	213,690	5,694,839
UMH Properties, Inc. Series A, 8.25%	600,000	16,434,000
Urstadt Biddle Properties, Inc. Series F, 7.125%	210,000	5,541,900
Vornado Realty LP 7.875%	54,682	1,493,912
Weingarten Realty Investors (SBI) Series F, 6.50%	116,230	2,935,970
Winthrop Realty Trust:
7.75%	540,000	14,050,800
Series D, 9.25%	65,000	1,814,150
		526,978,271
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Management & Development - 0.5%
Forest City Enterprises, Inc. 7.375%	657,000	$ 16,608,960
Kennedy-Wilson, Inc. 7.75%	141,574	3,688,003
		20,296,963
TOTAL FINANCIALS		551,402,798
TOTAL NONCONVERTIBLE PREFERRED STOCKS		556,162,015
TOTAL PREFERRED STOCKS (Cost $572,900,815)		599,965,421
Corporate Bonds - 20.2%
		Principal Amount (e)
Convertible Bonds - 2.9%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 4,510,000	4,374,700
Household Durables - 0.0%
M/I Homes, Inc. 3% 3/1/18		1,790,000	1,918,522
TOTAL CONSUMER DISCRETIONARY			6,293,222
FINANCIALS - 2.8%
Diversified Financial Services - 0.2%
IAS Operating Partnership LP 5% 3/15/18 (h)		10,600,000	10,699,375
Real Estate Investment Trusts - 2.2%
Annaly Capital Management, Inc. 5% 5/15/15		34,396,000	35,707,348
Ares Commercial Real Estate Corp. 7% 12/15/15 (h)		9,700,000	9,841,620
CapLease, Inc. 7.5% 10/1/27 (h)		5,180,000	5,180,000
Colony Financial, Inc. 5% 4/15/23		9,000,000	9,962,100
Northstar Realty Finance LP 8.875% 6/15/32 (h)		6,790,000	11,343,544
Pennymac Corp. 5.375% 5/1/20 (h)		4,000,000	4,062,500
ProLogis LP 2.625% 5/15/38		1,500,000	1,500,075
Redwood Trust, Inc. 4.625% 4/15/18		8,500,000	9,573,550
Starwood Property Trust, Inc. 4.55% 3/1/18		7,000,000	7,749,000
			94,919,737
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - 0.4%
Corporate Office Properties LP 4.25% 4/15/30 (h)		$ 9,460,000	$ 9,950,738
Forestar Group, Inc. 3.75% 3/1/20		5,000,000	5,883,000
Grubb & Ellis Co. 7.95% 5/1/15 (d)(h)		5,500,000	11,000
			15,844,738
TOTAL FINANCIALS			121,463,850
TOTAL CONVERTIBLE BONDS			127,757,072
Nonconvertible Bonds - 17.3%
CONSUMER DISCRETIONARY - 5.9%
Hotels, Restaurants & Leisure - 0.6%
CityCenter Holdings LLC/CityCenter Finance Corp. 7.625% 1/15/16		3,505,000	3,763,669
FelCor Lodging LP:
5.625% 3/1/23 (h)		2,000,000	2,072,500
6.75% 6/1/19		5,875,000	6,418,438
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		1,700,000	1,921,000
RHP Hotel Properties LP/RHP Finance Co. 5% 4/15/21 (h)		2,000,000	2,050,000
Times Square Hotel Trust 8.528% 8/1/26 (h)		8,796,891	11,918,125
			28,143,732
Household Durables - 4.9%
Ashton Woods USA LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (h)		10,000,000	10,350,000
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (h)		1,615,000	1,736,125
D.R. Horton, Inc. 4.75% 5/15/17		2,000,000	2,145,000
KB Home:
5.875% 1/15/15		7,000,000	7,385,000
7.25% 6/15/18		7,420,000	8,291,850
8% 3/15/20		8,465,000	9,904,050
9.1% 9/15/17		17,595,000	21,026,025
Lennar Corp.:
4.125% 12/1/18 (h)		5,520,000	5,630,400
5.6% 5/31/15		6,000,000	6,450,000
6.5% 4/15/16		4,000,000	4,455,000
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Lennar Corp.: - continued
6.95% 6/1/18		$ 14,280,000	$ 16,368,450
M/I Homes, Inc. 8.625% 11/15/18		26,055,000	28,921,050
Meritage Homes Corp.:
7% 4/1/22		7,525,000	8,446,813
7.15% 4/15/20		7,060,000	7,960,150
Ryland Group, Inc.:
6.625% 5/1/20		1,555,000	1,716,331
8.4% 5/15/17		5,420,000	6,490,450
Standard Pacific Corp.:
7% 8/15/15		4,000,000	4,200,000
8.375% 5/15/18		28,983,000	34,489,770
10.75% 9/15/16		8,415,000	10,497,713
Toll Brothers Finance Corp.:
4.375% 4/15/23		3,230,000	3,310,750
5.875% 2/15/22		1,550,000	1,751,500
William Lyon Homes, Inc. 8.5% 11/15/20 (h)		11,130,000	12,465,600
			213,992,027
Media - 0.2%
Clear Channel Worldwide Holdings, Inc. 7.625% 3/15/20		7,000,000	7,472,500
Multiline Retail - 0.2%
Sears Holdings Corp. 6.625% 10/15/18		9,820,000	9,746,350
TOTAL CONSUMER DISCRETIONARY			259,354,609
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20		907,635	1,033,569
C&S Group Enterprises LLC 8.375% 5/1/17 (h)		3,520,000	3,784,000
			4,817,569
FINANCIALS - 9.9%
Diversified Financial Services - 0.5%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (h)		4,755,000	4,921,425
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		$ 10,820,000	$ 11,266,325
8% 1/15/18		5,240,000	5,633,000
			21,820,750
Real Estate Investment Trusts - 6.5%
American Campus Communities Operating Partnership LP 3.75% 4/15/23		2,505,000	2,631,270
Camden Property Trust 5% 6/15/15		1,100,000	1,188,270
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		2,526,000	2,818,571
6.25% 6/15/14		8,355,000	8,810,807
CubeSmart LP 4.8% 7/15/22		2,000,000	2,235,264
Developers Diversified Realty Corp.:
5.5% 5/1/15		4,000,000	4,324,668
7.5% 4/1/17		6,000,000	7,203,792
7.5% 7/15/18		8,756,000	10,890,266
7.875% 9/1/20		4,637,000	6,017,022
9.625% 3/15/16		3,836,000	4,675,908
Duke Realty LP 6.25% 5/15/13		750,000	751,379
Equity One, Inc.:
5.375% 10/15/15		3,500,000	3,817,853
6.25% 1/15/17		3,000,000	3,424,071
Equity Residential 5.125% 3/15/16		7,201,000	8,025,702
Health Care Property Investors, Inc.:
5.625% 5/1/17		2,980,000	3,441,581
6% 6/15/14		2,340,000	2,467,923
6% 3/1/15		1,000,000	1,086,292
7.072% 6/8/15		1,500,000	1,660,004
Health Care REIT, Inc.:
3.625% 3/15/16		7,685,000	8,173,113
4.125% 4/1/19		2,000,000	2,191,398
6% 11/15/13		1,000,000	1,027,570
6.2% 6/1/16		2,750,000	3,154,498
Healthcare Realty Trust, Inc.:
3.75% 4/15/23		4,022,000	4,086,465
5.75% 1/15/21		3,095,000	3,612,905
6.5% 1/17/17		2,875,000	3,317,373
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Highwoods/Forsyth LP:
3.625% 1/15/23		$ 1,607,000	$ 1,612,324
5.85% 3/15/17		2,800,000	3,157,020
Hospitality Properties Trust:
5% 8/15/22		3,177,000	3,451,108
5.625% 3/15/17		915,000	1,013,461
7.875% 8/15/14		1,000,000	1,050,552
HRPT Properties Trust:
5.75% 11/1/15		4,826,000	5,157,435
6.25% 8/15/16		9,675,000	10,560,108
6.25% 6/15/17		1,055,000	1,166,838
6.65% 1/15/18		4,246,000	4,821,855
iStar Financial, Inc.:
5.85% 3/15/17		3,587,000	3,676,675
5.875% 3/15/16		34,260,000	35,973,000
5.95% 10/15/13		7,330,000	7,439,950
6.05% 4/15/15		14,630,000	15,361,500
7.125% 2/15/18		5,725,000	6,068,500
9% 6/1/17		9,175,000	10,459,500
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22		3,610,000	3,907,825
6.875% 5/1/21		2,000,000	2,180,000
National Retail Properties, Inc. 3.3% 4/15/23		2,000,000	2,001,156
Nationwide Health Properties, Inc. 6% 5/20/15		5,670,000	6,253,897
Omega Healthcare Investors, Inc.:
6.75% 10/15/22		2,115,000	2,352,938
7.5% 2/15/20		1,000,000	1,115,000
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		1,750,000	1,846,492
Potlatch Corp. 7.5% 11/1/19		1,000,000	1,180,000
ProLogis LP:
6.625% 5/15/18		6,480,000	7,871,800
7.625% 7/1/17		4,690,000	5,464,793
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		2,000,000	2,507,600
Senior Housing Properties Trust:
4.3% 1/15/16		5,000,000	5,242,025
6.75% 4/15/20		13,624,000	15,840,175
6.75% 12/15/21		8,000,000	9,406,616
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
United Dominion Realty Trust, Inc.:
5.13% 1/15/14		$ 2,520,000	$ 2,592,856
5.25% 1/15/15		1,000,000	1,065,988
5.25% 1/15/16		4,000,000	4,394,468
			287,227,420
Real Estate Management & Development - 2.8%
AMB Property LP 5.9% 8/15/13		400,000	405,469
BioMed Realty LP 3.85% 4/15/16		2,000,000	2,125,694
Brandywine Operating Partnership LP:
5.4% 11/1/14		6,750,000	7,167,508
7.5% 5/15/15		1,000,000	1,119,472
CB Richard Ellis Services, Inc.:
5% 3/15/23		6,020,000	6,163,276
6.625% 10/15/20		1,205,000	1,316,463
11.625% 6/15/17		1,500,000	1,603,500
Colonial Properties Trust 6.25% 6/15/14		3,094,000	3,261,014
Colonial Realty LP 6.05% 9/1/16		2,500,000	2,815,025
ERP Operating LP 5.25% 9/15/14		4,815,000	5,115,085
Forest City Enterprises, Inc. 6.5% 2/1/17		17,420,000	16,984,500
Host Hotels & Resorts LP:
5.25% 3/15/22		2,000,000	2,230,000
5.875% 6/15/19		2,725,000	3,017,938
Kennedy-Wilson, Inc.:
8.75% 4/1/19		12,700,000	13,954,125
8.75% 4/1/19 (h)		7,710,000	8,471,363
Realogy Corp.:
7.875% 2/15/19 (h)		7,085,000	7,908,631
9% 1/15/20 (h)		1,920,000	2,275,200
Regency Centers LP:
5.25% 8/1/15		4,509,000	4,890,001
5.875% 6/15/17		400,000	460,505
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25% 4/15/21 (h)		4,000,000	4,120,000
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		2,490,000	2,661,312
Ventas Realty LP/Ventas Capital Corp.:
2.7% 4/1/20		3,000,000	3,048,972
3.125% 11/30/15		13,807,000	14,586,806
3.25% 8/15/22		2,000,000	2,038,818
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP/Ventas Capital Corp.: - continued
4% 4/30/19		$ 2,262,000	$ 2,490,032
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23 (h)		2,460,000	2,558,400
Wells Operating Partnership II LP 5.875% 4/1/18		3,000,000	3,358,067
			126,147,176
Thrifts & Mortgage Finance - 0.1%
Wrightwood Capital LLC 1.9% 4/20/20 (d)		3,924,493	3,002,238
TOTAL FINANCIALS			438,197,584
HEALTH CARE - 1.1%
Health Care Equipment & Supplies - 0.3%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		10,410,000	11,398,950
Health Care Providers & Services - 0.8%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		33,008,000	35,978,720
TOTAL HEALTH CARE			47,377,670
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Iron Mountain, Inc. 5.75% 8/15/24		4,235,000	4,362,050
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17 (h)		3,050,000	3,168,188
TOTAL INDUSTRIALS			7,530,238
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Cyrusone LP/Cyrusone Finance Corp. 6.375% 11/15/22 (h)		3,000,000	3,172,500
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Crown Castle International Corp. 5.25% 1/15/23		$ 4,000,000	$ 4,180,000
TOTAL NONCONVERTIBLE BONDS			764,630,170
TOTAL CORPORATE BONDS (Cost $813,842,393)			892,387,242
Asset-Backed Securities - 3.0%

Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5592% 3/23/19 (h)(j)		175,535	173,868
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 1.6992% 3/20/50 (h)(j)		2,250,000	109,350
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (h)		2,235,851	2,239,876
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.5294% 1/20/37 (h)(j)		657,359	628,600
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (h)		1,096,268	1,063,380
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.5304% 4/7/52 (h)(j)		9,486,694	8,443,158
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33		500,000	443,204
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (h)		226,800	227,084
Class B2, 1.6336% 12/28/35 (h)(j)		227,523	225,247
Class D, 9% 12/28/35 (h)		525,651	391,663
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (h)		1,050,328	787,746
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		9,500,000	9,164,042
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6516% 11/28/39 (h)(j)		582,529	17,476
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27		1,788,179	1,698,743
Series 1997-3 Class M1, 7.53% 3/15/28		7,293,450	6,349,710
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7002% 6/25/35 (j)(l)		787,807	32,099
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 1.7502% 8/26/30 (h)(j)		$ 735,000	$ 694,649
Class E, 2.2002% 8/26/30 (h)(j)		1,517,957	956,313
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		1,100,082	527,336
Merit Securities Corp. Series 13 Class M1, 7.8859% 12/28/33 (j)		1,923,000	2,071,061
Mesa West Capital CDO Ltd.:
Series 2007-1A Class A2, 0.4902% 2/25/47 (h)(j)		15,000,000	14,062,500
Series 2007-1A Class A1, 0.4602% 2/25/47 (h)(j)		8,762,456	8,472,200
N-Star Real Estate CDO Ltd. Series 1A Class C1B, 7.696% 8/28/38 (h)		899,989	773,990
Newcastle Investment Trust Series 2011-MH1 Class A, 2.45% 12/10/33 (h)		2,431,144	2,483,051
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class D, 5.194% 7/24/39 (h)		1,532,040	1,535,104
Prima Capital Ltd. Series 2006-CR1A Class A2, 5.533% 12/28/48 (h)		9,302,588	9,488,640
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.9455% 2/5/36 (h)(j)		3,666,283	367
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7841% 9/25/26 (h)(j)		2,000,000	1,210,000
Series 2006-1A:
Class A1A, 0.5441% 9/25/26 (h)(j)		12,479,952	12,296,497
Class A1B, 0.6141% 9/25/26 (h)(j)		22,506,000	20,489,462
Class A2A, 0.5041% 9/25/26 (h)(j)		2,257,861	2,252,893
Class A2B, 0.5941% 9/25/26 (h)(j)		1,550,000	1,462,115
Class B, 0.6441% 9/25/26 (h)(j)		890,000	797,885
Class C 0.8141% 9/25/26 (h)(j)		3,830,000	3,395,295
Class F, 1.4341% 9/25/26 (h)(j)		2,713,000	2,378,216
Class G, 1.6341% 9/25/26 (h)(j)		1,599,000	1,388,572
Class H, 1.9341% 9/25/26 (h)(j)		1,535,000	1,325,319
Class J, 3.0341% 9/25/26 (h)(j)		1,500,000	1,299,000
Class K, 3.5341% 9/25/26 (h)(j)		2,475,000	2,119,095
Class L, 4.2841% 9/25/26 (h)(j)		1,500,000	1,297,200
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.6091% 11/21/40 (h)(j)		8,832,497	8,125,897
Class F, 2.2391% 11/21/40 (h)(j)		250,000	50,000
TOTAL ASSET-BACKED SECURITIES (Cost $128,660,649)			132,947,903
Collateralized Mortgage Obligations - 0.4%
		Principal Amount (e)	Value
Private Sponsor - 0.4%
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.3787% 6/15/22 (h)(j)		$ 1,797,292	$ 1,774,495
Countrywide Home Loans, Inc.:
Series 2002-38 Class B3, 5% 2/25/18 (h)		49,175	16,744
Series 2002-R2 Class 2B3, 3.6669% 7/25/33 (h)(j)		199,615	102,743
Series 2003-40 Class B3, 4.5% 10/25/18 (h)		83,810	17,331
Series 2003-R3:
Class B2, 5.5% 11/25/33 (h)		1,306,762	250,313
Class B3, 5.5% 11/25/33		118,598	7,003
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (h)(j)		104,122	5,504
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.4359% 4/25/20 (h)(j)		3,200,000	3,703,923
Series 2010-K6 Class B, 5.3654% 12/25/46 (h)(j)		4,500,000	5,174,492
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (h)		7,120,000	7,383,212
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B9, 12.1503% 7/10/35 (h)(j)		244,202	204,300
Series 2005-A Class B6, 2.2003% 3/10/37 (h)(j)		1,087,061	5,870
Series 2005-B Class B6, 1.8003% 6/10/37 (h)(j)		232,828	93
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (h)		27,723	24,202
RESIX Finance Ltd. floater:
Series 2003-D Class B8, 6.7003% 12/10/35 (h)(j)		237,743	113,689
Series 2004-A Class B7, 4.4503% 2/10/36 (h)(j)		267,333	147,113
Series 2004-B Class B7, 4.2003% 2/10/36 (h)(j)		317,267	162,441
TOTAL PRIVATE SPONSOR			19,093,468
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (l)		143,707	78,027
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.1885% 2/25/42 (h)(j)		95,595	55,979
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42 (l)		216,345	54,591
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
U.S. Government Agency - continued
Fannie Mae REMIC Trust: - continued
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 3.2088% 6/25/43 (h)(j)		$ 143,584	$ 58,307
Series 2003-W4 subordinate REMIC pass thru certificates, Class 2B3, 3.174% 10/25/42 (h)(j)		62,131	33,212
TOTAL U.S. GOVERNMENT AGENCY			280,116
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $20,297,663)			19,373,584
Commercial Mortgage Securities - 13.6%

ACGS Series 2004-1 Class P, 7.4605% 8/1/19 (l)		3,608,325	3,538,977
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (h)		2,000,000	2,416,243
Banc of America Commercial Mortgage Trust:
Series 2005-1 Class CJ, 5.196% 11/10/42 (j)		3,580,000	3,829,336
Series 2005-6 Class AJ, 5.1877% 9/10/47 (j)		5,000,000	5,465,805
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 2.499% 11/15/15 (h)(j)		102,774,527	103,569,068
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.1987% 3/15/22 (h)(j)		760,684	517,265
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.6987% 8/15/17 (h)(j)		4,900,000	5,212,620
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4502% 3/11/39 (j)		5,700,000	5,940,780
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22 Class B, 5.5811% 4/12/38 (h)(j)		2,520,000	2,662,554
COMM Mortgage Trust Series 2012-CR5 Class D, 4.3353% 12/10/45 (h)(j)		2,000,000	2,035,032
COMM pass-thru certificates:
floater Series 2006-FL12:
Class AJ, 0.3287% 12/15/20 (h)(j)		8,000,000	7,666,040
Class B, 0.3687% 12/15/20 (h)(j)		2,825,274	2,697,162
sequential payer Series 2004-RS1 Class A, 5.648% 3/3/41 (h)		3,503,241	3,534,770
Commercial Mortgage Trust pass-thru certificates:
Series 2005-C6 Class AJ, 5.209% 6/10/44 (j)		5,000,000	5,409,405
Series 2012-CR1:
Class C, 5.547% 5/15/45		1,000,000	1,153,475
Class D, 5.547% 5/15/45 (h)		2,050,000	2,155,052
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Commercial Mortgage Trust pass-thru certificates: - continued
Series 2012-CR2: - continued
Class D, 4.8586% 8/15/45 (h)(j)		$ 4,500,000	$ 4,687,074
Class E, 4.8586% 8/15/45 (h)(j)		6,000,000	6,134,118
Series 2012-LC4:
Class C, 5.649% 12/10/44 (j)		2,000,000	2,338,796
Class D, 5.824% 12/10/44 (h)(j)		8,000,000	8,639,880
Communication Mortgage Trust Series 2011-THL:
Class E, 5.949% 6/9/28 (h)		3,690,000	3,796,132
Class F, 4.867% 6/9/28 (h)		11,090,000	10,359,746
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1 Class F, 6% 5/17/40 (h)		1,961,065	2,157,307
Series 1998-C2 Class F, 6.75% 11/15/30 (h)		3,000,000	3,158,049
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.5571% 11/10/46 (h)(j)		12,490,000	13,798,602
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		741,763	742,273
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.1969% 6/10/31 (h)(j)		1,476,349	1,476,693
Extended Stay America Trust Series 2013-ESHM Class M, 7.625% 12/5/19 (h)		10,950,000	11,646,827
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.5754% 12/25/43 (j)(k)		12,206,096	1,968,453
Series K012 Class X3, 2.2882% 1/25/41 (j)(k)		21,072,886	3,039,722
Series K013 Class X3, 2.7902% 1/25/43 (j)(k)		14,360,000	2,544,233
Series KAIV Class X2, 3.6147% 6/25/46 (j)(k)		7,430,000	1,700,546
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (h)		8,218,897	8,280,538
GCCFC Commercial Mortgage Trust sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (h)		2,000,000	2,002,814
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class G, 6.75% 4/15/29 (j)		906,496	1,019,459
Series 1999-C3 Class J, 6.974% 8/15/36		1,500,000	1,580,972
Series 2000-C1 Class K, 7% 3/15/33		193,433	147,501
GS Mortgage Securities Corp. II:
floater Series 2007-EOP Class L, 5.4585% 3/6/20 (h)(j)		1,400,000	1,412,547
Series 2010-C1:
Class D, 5.9876% 8/10/43 (h)(j)		4,000,000	4,639,808
Class E, 4% 8/10/43 (h)		3,770,000	3,011,193
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
GS Mortgage Securities Corp. II: - continued
Series 2012-GCJ7:
Class C, 5.7228% 5/10/45 (j)		$ 6,500,000	$ 7,428,793
Class D, 5.7228% 5/10/45 (h)(j)		2,000,000	2,145,668
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (h)		9,185,000	9,249,295
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.2273% 12/10/43 (h)(j)		3,000,000	3,268,122
Series 2011-GC5:
Class C, 5.3083% 8/10/44 (h)(j)		9,000,000	10,379,601
Class D, 5.3083% 8/10/44 (h)(j)		4,000,000	4,258,424
Series 2012-GC6 Class C, 5.6391% 1/10/45 (h)(j)		3,600,000	4,223,431
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-A:
Class G, 6% 10/15/32 (h)(j)		2,036,910	36,732
Class X, 0.6341% 10/15/32 (h)(j)(k)		4,757,212	43,579
Series 2002-C1 Class E, 6.135% 7/12/37 (h)		1,755,362	1,759,740
Series 2009-IWST:
Class C, 7.4458% 12/5/27 (h)(j)		3,000,000	3,729,684
Class D, 7.4458% 12/5/27 (h)(j)		9,550,000	11,328,812
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (h)		9,000,000	9,640,955
Series 2010-CNTR:
Class D, 6.1844% 8/5/32 (h)(j)		4,500,000	5,194,805
Class XB, 0.9311% 8/5/32 (h)(j)(k)		32,655,000	1,583,196
Series 2012-CBX Class C, 5.1895% 6/16/45 (j)		4,530,000	5,102,019
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2005-LDP5 Class AJ, 5.3216% 12/15/44 (j)		3,470,000	3,729,756
Series 2011-C5 Class C, 5.3147% 8/15/46 (h)(j)		6,525,375	7,408,832
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C8:
Class G, 6% 7/15/31 (h)		653,661	657,791
Class H, 6% 7/15/31 (h)		1,424,589	820,945
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (h)		2,328,545	2,366,345
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		2,060,000	2,085,999
Series 2005-C3 Class AJ, 4.843% 7/15/40		6,620,000	7,036,550
Series 2005-C7 Class AJ, 5.323% 11/15/40 (j)		8,000,000	8,646,232
Series 2006-C7 Class AM, 5.378% 11/15/38		2,040,000	2,271,564
Series 2004-C7 Class E, 4.918% 10/15/36		5,120,000	5,320,156
Series 2005-C1 Class E, 4.924% 2/15/40		4,000,000	4,114,288
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2006-C4:
Class AJ, 5.8856% 6/15/38 (j)		$ 7,005,000	$ 7,256,325
Class AM, 5.8856% 6/15/38 (j)		6,700,000	7,606,550
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2007-LLFA Class E, 1.0987% 6/15/22 (h)(j)		6,230,000	6,069,447
LStar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.491% 6/25/43 (h)(j)		4,699,000	4,929,538
Series 2011-1 Class B, 5.491% 6/25/43 (h)(j)		6,165,000	6,491,678
Merrill Lynch Financial Asset, Inc. Series 2005-CA16:
Class F, 4.384% 7/12/37	CAD	710,000	580,206
Class G, 4.384% 7/12/37	CAD	355,000	284,525
Class H, 4.384% 7/12/37	CAD	236,000	185,531
Class J, 4.384% 7/12/37	CAD	355,000	273,772
Class K, 4.384% 7/12/37	CAD	355,000	268,590
Class L, 4.384% 7/12/37	CAD	236,000	175,193
Class M, 4.384% 7/12/37	CAD	995,000	655,403
Merrill Lynch Mortgage Investors Trust Series 1999-C1 Class G, 6.71% 11/15/31 (h)		708,096	325,724
Merrill Lynch Mortgage Trust Series 2006-C1 Class AM, 5.6859% 5/12/39 (j)		1,200,000	1,356,852
Mezz Capital Commercial Mortgage Trust:
sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (h)		2,073,398	1,902,343
Series 2004-C2 Class A, 5.318% 10/15/40 (h)		9,067,514	7,934,074
Series 2004-C1:
Class D, 6.988% 1/15/37 (h)		237,495	24
Class IO, 8.4552% 1/15/37 (h)(j)(k)		2,352,967	108,942
Morgan Stanley BAML Trust Series 2013-C9 Class D, 4.2997% 5/15/46 (i)		5,000,000	4,657,500
Morgan Stanley Capital I Trust:
sequential payer:
Series 2012-C4 Class E, 5.71% 3/15/45 (h)		4,630,000	4,880,895
Series 2006-HQ10 Class AM, 5.36% 11/12/41		8,200,000	9,184,853
Series 1997-RR Class F, 7.4014% 4/30/39 (h)(j)		1,060,296	1,049,693
Series 1998-CF1 Class G, 7.35% 7/15/32 (h)		2,638,902	2,003,233
Series 2005-HQ5 Class B, 5.272% 1/14/42		2,000,000	2,114,376
Series 2005-HQ6 Class AJ, 5.073% 8/13/42 (j)		2,500,000	2,621,068
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		7,500,000	8,535,360
Series 2011-C1 Class C, 5.2537% 9/15/47 (h)(j)		4,000,000	4,560,281
Series 2011-C2:
Class D, 5.3172% 6/15/44 (h)(j)		4,610,000	4,979,063
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Morgan Stanley Capital I Trust: - continued
Series 2011-C2: - continued
Class E, 5.3172% 6/15/44 (h)(j)		$ 9,600,000	$ 10,301,136
Class F, 5.3172% 6/15/44 (h)(j)		4,440,000	3,815,363
Class XB, 0.4644% 6/15/44 (h)(j)(k)		63,708,222	2,280,945
Series 2011-C3:
Class C, 5.1849% 7/15/49 (h)(j)		2,000,000	2,258,742
Class D, 5.357% 7/15/49 (h)		7,400,000	8,011,070
Series 2012-C4 Class D, 5.5266% 3/15/45 (h)(j)		6,310,000	7,082,912
NationsLink Funding Corp. Series 1999-SL Class X, 11/10/30 (k)		224,615	224,346
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (h)		3,783,011	4,818,420
RBSCF Trust Series 2010-MB1 Class D, 4.6812% 4/15/24 (h)(j)		9,049,000	9,221,501
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-MMA Class E3, 6.5% 2/18/34 (h)(j)		170,742	173,393
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 5.5388% 8/15/39 (j)		2,080,000	2,293,225
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (h)		10,630,000	11,004,208
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.7737% 7/15/24 (h)(j)		1,200,000	1,059,790
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2012-C3 Class A1, 0.726% 8/10/49		3,594,923	3,600,855
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 5.8752% 1/10/45 (h)(j)		3,000,000	3,701,484
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (h)		2,540,000	2,929,313
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		2,000,000	2,034,472
Series 2004-C11:
Class D, 5.3874% 1/15/41 (j)		5,177,000	5,062,269
Class E, 5.4374% 1/15/41 (j)		3,785,000	3,604,762
Series 2004-C12 Class D, 5.3085% 7/15/41 (j)		2,750,000	2,846,825
Series 2004-C14 Class B, 5.17% 8/15/41		3,180,000	3,316,966
Wells Fargo Commercial Mortgage Trust Series 2012-LC5 Class D, 4.7802% 10/15/45 (h)		9,999,000	9,961,364
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (h)		4,900,000	5,614,013
Class D, 5.5491% 3/15/44 (h)(j)		1,000,000	1,079,750
Class E, 5% 3/15/44 (h)		2,000,000	1,768,978
Series 2012-C7 Class D, 4.85% 6/15/45 (h)(j)		2,380,000	2,543,508
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
WF-RBS Commercial Mortgage Trust: - continued
Series 2013-C11:
Class D, 4.1856% 3/15/45 (h)(j)		$ 5,830,000	$ 5,649,567
Class E, 4.1856% 3/15/45 (h)(j)		4,780,000	3,765,168
Series 2013-C13 Class D, 4.2791% 5/15/45 (h)(i)(j)		4,000,000	3,789,375
WFDB Commercial Mortgage Trust Series 2011-BXR Class D, 5.914% 7/5/24 (h)		4,000,000	4,114,148
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $543,595,453)			600,837,088
Floating Rate Loans - 9.5%

CONSUMER DISCRETIONARY - 4.6%
Hotels, Restaurants & Leisure - 4.4%
Cedar Fair LP Tranche B, term loan 3.25% 3/1/20 (j)		2,810,000	2,841,613
Cooper Hotel Group REL 12% 11/6/17		13,368,215	14,136,887
Extended Stay America, Inc. REL 9.625% 12/1/19		7,000,000	7,507,500
Hilton Worldwide, Inc.:
term loan 4.449% 11/12/15 (j)		59,894,829	59,071,275
Tranche B, term loan 3.5715% 11/12/15 (j)		11,662,158	11,501,803
Tranche C, term loan 3.699% 11/12/15 (j)		19,436,930	19,169,673
Tranche D, term loan 3.949% 11/12/15 (j)		22,447,616	22,138,961
Tranche E, term loan 4.199% 11/12/15 (j)		29,155,395	28,754,509
Intrawest U.S. Holding, Inc. Tranche 1LN, term loan 7% 12/4/17 (j)		4,987,500	5,093,484
La Quinta:
Tranche A, term loan 11.375% 7/6/14 (j)		7,990,026	8,097,892
Tranche B, term loan 11.375% 7/6/14 (j)		5,992,520	6,073,419
Tranche D, term loan 14.9% 7/6/14 (j)		12,000,000	11,492,400
			195,879,416
Media - 0.1%
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (j)		2,800,125	2,793,125
Specialty Retail - 0.1%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 5% 10/11/18 (j)		5,341,613	5,415,060
TOTAL CONSUMER DISCRETIONARY			204,087,601
Floating Rate Loans - continued
		Principal Amount (e)	Value
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Panda Sherman Power, LLC term loan 9% 9/14/18 (j)		$ 7,200,000	$ 7,326,000
Panda Temple Power, LLC term loan 7.25% 4/3/19 (j)		8,580,000	8,730,150
			16,056,150
FINANCIALS - 3.4%
Diversified Financial Services - 0.8%
Blackstone REL 10% 10/1/17		17,500,000	18,725,000
Pilot Travel Centers LLC:
Tranche B 2LN, term loan 4.25% 8/7/19 (j)		7,226,375	7,117,979
Tranche B, term loan 3.75% 3/30/18 (j)		6,666,917	6,533,579
SBA Senior Finance, Inc. Tranche B, term loan 3.75% 6/30/18 (j)		1,083,174	1,089,943
			33,466,501
Real Estate Investment Trusts - 1.0%
iStar Financial, Inc. Tranche B, term loan 4.5% 10/15/17 (j)		39,045,241	39,435,693
Starwood Property Trust, Inc. Tranche B, term loan 3.5% 4/10/20 (j)		5,000,000	5,006,250
			44,441,943
Real Estate Management & Development - 1.6%
CB Richard Ellis Services, Inc. Tranche B, term loan 2.9537% 3/28/21 (j)		4,525,000	4,547,625
CityCenter term loan 8.75% 7/1/13 (j)		4,169,750	4,169,750
EOP Operating LP term loan:
5% 2/1/14 (j)		5,000,000	5,078,500
5.25% 2/1/14 (j)		3,800,000	3,859,660
Equity Inns Reality LLC:
Tranche A, term loan 10.5% 11/4/13 (j)		7,888,426	7,305,997
Tranche B 2LN, term loan 7.55% 11/4/13 (j)		15,000,000	14,925,000
Realogy Corp.:
Credit-Linked Deposit 3.2037% 10/10/13 (j)		432,236	431,156
Credit-Linked Deposit 4.4537% 10/10/16 (j)		917,239	914,945
Realogy Group LLC Tranche B, term loan 4.5% 3/1/20 (j)		27,410,000	27,684,100
			68,916,733
Floating Rate Loans - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 1/23/18 (j)		$ 1,965,000	$ 1,994,475
TOTAL FINANCIALS			148,819,652
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Community Health Systems, Inc. term loan 3.7865% 1/25/17 (j)		2,903,247	2,928,651
Health Management Associates, Inc. Tranche B, term loan 3.5% 11/18/18 (j)		2,088,506	2,109,392
Skilled Healthcare Group, Inc. term loan 6.75% 4/9/16 (j)		10,183,822	10,247,471
			15,285,514
INDUSTRIALS - 0.3%
Construction & Engineering - 0.3%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (j)		13,362,162	13,094,918
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Crown Castle Operating Co.:
Tranche A, term loan 2.7% 1/31/17 (j)		8,843,636	8,854,691
Tranche B, term loan 3.25% 1/31/19 (j)		9,236,086	9,271,183
SBA Senior Finance II, LLC term loan 3.75% 9/28/19 (j)		1,226,177	1,233,841
			19,359,715
UTILITIES - 0.1%
Electric Utilities - 0.1%
Essential Power LLC Tranche B, term loan 4.4969% 8/8/19 (j)		2,434,313	2,470,827
TOTAL FLOATING RATE LOANS (Cost $411,310,552)			419,174,377
Preferred Securities - 0.0%
	Principal Amount (e)	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (h)	500,000	$ 25,000
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (h)	1,220,000	183,000
		208,000
TOTAL PREFERRED SECURITIES (Cost $1,293,016)		208,000
Money Market Funds - 10.7%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	452,408,359	452,408,359
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	19,767,650	19,767,650
TOTAL MONEY MARKET FUNDS (Cost $472,176,009)		472,176,009
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $3,998,557,022)		4,454,632,548
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(41,598,395)
NET ASSETS - 100%		$ 4,413,034,153
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $734,266,322 or 16.6% of net assets.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,703,694 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4605% 8/1/19	2/17/11	$ 3,494,173
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$ 124,531
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42	3/25/03	$ 163,037
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7002% 6/25/35	6/3/05	$ 695,008
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 352,989
Fidelity Securities Lending Cash Central Fund	44,499
Total	$ 397,488
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AmREIT, Inc. Class B	$ 2,818,000	$ -	$ -	$ 120,000	$ -
Arbor Realty Trust, Inc.	-	13,358,984	-	124,509	20,639,999
Arbor Realty Trust, Inc. Series A, 8.25%	-	4,727,225	-	-	4,914,423
Total	$ 2,818,000	$ 18,086,209	$ -	$ 244,509	$ 25,554,422
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 34,492,824	$ 30,136,903	$ -	$ 4,355,921
Financials	1,824,321,296	1,766,163,223	55,977,299	2,180,774
Health Care	46,628,755	46,628,755	-	-
Telecommunication Services	12,085,470	12,085,470	-	-
Corporate Bonds	892,387,242	-	889,374,004	3,013,238
Asset-Backed Securities	132,947,903	-	100,057,839	32,890,064
Collateralized Mortgage Obligations	19,373,584	-	18,083,618	1,289,966
Commercial Mortgage Securities	600,837,088	-	564,612,473	36,224,615
Floating Rate Loans	419,174,377	-	325,108,369	94,066,008
Preferred Securities	208,000	-	-	208,000
Money Market Funds	472,176,009	472,176,009	-	-
Total Investments in Securities:	$ 4,454,632,548	$ 2,327,190,360	$ 1,953,213,602	$ 174,228,586
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Commercial Mortgage Securities
Beginning Balance	$ 53,984,005
Total Realized Gain (Loss)	1,178,516
Total Unrealized Gain (Loss)	2,109,910
Cost of Purchases	141,241
Proceeds of Sales	(18,760,604)
Amortization/Accretion	(48,594)
Transfers in to Level 3	5,364,290
Transfers out of Level 3	(7,744,149)
Ending Balance	$ 36,224,615
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2013	$ 1,323,359
Floating Rate Loans
Beginning Balance	$ 18,003,477
Total Realized Gain (Loss)	264,550
Total Unrealized Gain (Loss)	2,511,374
Cost of Purchases	82,961,853
Proceeds of Sales	(14,260,414)
Amortization/Accretion	110,168
Transfers in to Level 3	4,475,000
Transfers out of Level 3	-
Ending Balance	$ 94,066,008
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2013	$ 2,651,694
Other Investments and Securities
Beginning Balance	$ 55,750,106
Total Realized Gain (Loss)	(5,447,194)
Total Unrealized Gain (Loss)	10,226,209
Cost of Purchases	165,316
Proceeds of Sales	(12,947,757)
Amortization/Accretion	1,913,831
Transfers in to Level 3	9,210,100
Transfers out of Level 3	(14,932,648)
Ending Balance	$ 43,937,963
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2013	$ 4,080,802

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $3,999,771,959. Net unrealized appreciation aggregated $454,860,589, of which $491,442,681 related to appreciated investment securities and $36,582,092 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 04/30/13	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Asset-Backed Securities	$ 618,746	Discounted cash flow	Yield	5.5% - 10% / 8.4%	Decrease
Collateralized Mortgage Obligations	$ 645,680	Discounted cash flow	Yield	12% - 26% / 15.2%	Decrease
Commercial Mortgage Securities	$ 2,083,544	Discounted cash flow	Yield	10% - 30% / 19.2%	Decrease
		Market comparable	Spread	13.8%	Decrease
Common Stock	$ 4,355,921	Adjusted book value	Book value multiple	1.0	Increase
Corporate Bonds	$ 21,308,875	Discounted cash flow	Yield	8.8% - 20% / 11.9%	Decrease
Floating Rate Loans	$ 18,725,000	Discounted cash flow	Yield	8.4%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Real
Estate Income Fund

April 30, 2013

1.924316.101

SRE-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 18.1%
	Shares	Value
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.1%
Hyatt Hotels Corp. Class A (a)	20,700	$ 883,476
Household Durables - 0.1%
Standard Pacific Corp. (a)(e)	53,600	485,080
TOTAL CONSUMER DISCRETIONARY		1,368,556
FINANCIALS - 16.7%
Real Estate Investment Trusts - 16.2%
Acadia Realty Trust (SBI)	420,200	11,996,710
American Campus Communities, Inc.	42,900	1,915,056
American Residential Properties, Inc. (f)	138,500	2,617,650
American Tower Corp.	30,300	2,544,897
AmREIT, Inc. Class B	39,300	747,093
Anworth Mortgage Asset Corp.	271,800	1,715,058
Apartment Investment & Management Co. Class A	100,300	3,120,333
Arbor Realty Trust, Inc.	32,000	247,040
Associated Estates Realty Corp.	67,100	1,199,077
AvalonBay Communities, Inc.	15,800	2,102,032
Aviv REIT, Inc.	13,800	354,522
Boardwalk (REIT)	8,900	581,908
CapLease, Inc.	397,100	2,787,642
CBL & Associates Properties, Inc.	167,600	4,045,864
Chartwell Retirement Residence (f)	14,700	166,487
Chesapeake Lodging Trust	106,000	2,507,960
CommonWealth REIT	20,300	453,299
CyrusOne, Inc.	27,900	669,321
Cys Investments, Inc.	128,400	1,596,012
DCT Industrial Trust, Inc.	213,500	1,671,705
DiamondRock Hospitality Co.	63,700	635,726
Digital Realty Trust, Inc.	14,400	1,015,488
Douglas Emmett, Inc.	70,800	1,852,836
Dynex Capital, Inc.	218,300	2,346,725
EastGroup Properties, Inc.	9,500	599,165
Education Realty Trust, Inc.	102,100	1,122,079
Equity Lifestyle Properties, Inc.	139,300	11,318,125
Equity Residential (SBI)	21,900	1,271,514
Excel Trust, Inc.	206,300	3,141,949
First Potomac Realty Trust	120,300	1,924,800
Glimcher Realty Trust	130,600	1,637,724
Hatteras Financial Corp.	20,800	568,464
HCP, Inc.	20,500	1,092,650
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Highwoods Properties, Inc. (SBI)	16,300	$ 668,789
Lexington Corporate Properties Trust	392,600	5,029,206
LTC Properties, Inc.	53,100	2,469,150
MFA Financial, Inc.	1,271,500	11,786,805
Mid-America Apartment Communities, Inc.	23,000	1,580,790
Monmouth Real Estate Investment Corp. Class A	34,000	361,760
National Retail Properties, Inc.	31,900	1,265,792
Newcastle Investment Corp.	162,000	1,835,460
NorthStar Realty Finance Corp.	202,900	2,022,913
Piedmont Office Realty Trust, Inc. Class A	60,700	1,245,564
Prologis, Inc.	126,900	5,323,455
Retail Properties America, Inc.	96,900	1,483,539
Select Income (REIT)	37,200	1,061,316
Senior Housing Properties Trust (SBI)	93,300	2,652,519
Simon Property Group, Inc.	4,700	836,929
Stag Industrial, Inc.	134,100	2,955,564
Summit Hotel Properties, Inc.	74,500	744,255
Terreno Realty Corp.	35,500	668,110
Two Harbors Investment Corp.	71,500	856,570
Ventas, Inc.	167,000	13,298,210
Washington (REIT) (SBI)	43,000	1,228,080
WP Carey, Inc. (e)	19,900	1,403,348
		132,345,035
Real Estate Management & Development - 0.2%
Kennedy-Wilson Holdings, Inc.	74,800	1,243,924
Thrifts & Mortgage Finance - 0.3%
Home Loan Servicing Solutions Ltd.	90,000	2,038,500
TOTAL FINANCIALS		135,627,459
HEALTH CARE - 1.2%
Health Care Providers & Services - 1.2%
Brookdale Senior Living, Inc. (a)	204,300	5,268,897
Emeritus Corp. (a)	186,600	4,795,620
		10,064,517
TOTAL COMMON STOCKS (Cost $106,545,996)		147,060,532
Preferred Stocks - 19.5%
	Shares	Value
Convertible Preferred Stocks - 0.9%
FINANCIALS - 0.9%
Real Estate Investment Trusts - 0.9%
CommonWealth REIT 6.50%	127,200	$ 3,018,456
Health Care REIT, Inc. Series I, 6.50%	16,200	1,083,880
Lexington Corporate Properties Trust Series C, 6.50%	58,800	2,922,948
		7,025,284
Nonconvertible Preferred Stocks - 18.6%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Red Lion Hotels Capital Trust 9.50%	112,200	2,954,226
FINANCIALS - 18.2%
Capital Markets - 0.1%
Arlington Asset Investment Corp. 6.625%	31,528	772,436
Real Estate Investment Trusts - 17.4%
AG Mortgage Investment Trust, Inc. 8.00%	52,804	1,338,581
American Capital Agency Corp. 8.00%	120,000	3,204,000
Annaly Capital Management, Inc.:
Series A, 7.875%	150,300	3,922,830
Series C, 7.625%	9,839	254,830
Series D, 7.50%	55,213	1,418,422
Anworth Mortgage Asset Corp. Series A, 8.625%	178,800	4,621,980
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	61,725	1,641,885
Apollo Residential Mortgage, Inc. Series A, 8.00%	49,077	1,251,464
Arbor Realty Trust, Inc. Series A, 8.25%	41,922	1,089,553
Armour Residential REIT, Inc. Series B, 7.875%	25,701	648,693
Ashford Hospitality Trust, Inc. Series E, 9.00%	35,948	1,001,871
Campus Crest Communities, Inc. Series A, 8.00%	71,569	1,960,275
CapLease, Inc.:
Series A, 8.125%	11,772	298,420
Series B, 8.375%	190,234	5,246,654
CBL & Associates Properties, Inc.:
7.375%	67,200	1,707,552
Series E, 6.625%	25,000	650,000
Cedar Shopping Centers, Inc. Series B, 7.25%	57,640	1,510,744
Chesapeake Lodging Trust Series A, 7.75%	64,034	1,734,681
Colony Financial, Inc. Series A, 8.50%	77,829	2,114,614
CommonWealth REIT 7.50%	24,923	539,832
Coresite Realty Corp. Series A, 7.25%	30,000	784,800
Corporate Office Properties Trust Series L, 7.375%	80,000	2,160,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Cousins Properties, Inc.:
Series A, 7.75%	84,500	$ 2,110,810
Series B, 7.50%	34,900	879,480
CubeSmart Series A, 7.75%	40,000	1,100,000
Cys Investments, Inc.:
Series A, 7.75%	10,014	254,856
Series B, 7.50%	58,433	1,424,304
DDR Corp.:
Series J, 6.50%	30,181	777,764
Series K, 6.25%	25,489	632,892
Digital Realty Trust, Inc.:
Series F, 6.625%	20,000	526,600
Series G, 5.875%	28,270	706,185
Duke Realty LP Series L, 6.60%	4,300	109,435
Dynex Capital, Inc.:
Series A, 8.50%	96,313	2,545,553
Series B, 7.625%	47,335	1,191,422
Equity Lifestyle Properties, Inc. Series C, 6.75%	160,000	4,139,200
Essex Property Trust, Inc. Series H, 7.125%	8,100	216,918
Excel Trust, Inc. Series B, 8.125%	360,000	9,637,200
First Potomac Realty Trust 7.75%	107,746	2,842,339
Gladstone Commercial Corp. Series C, 7.125%	67,762	1,791,627
Glimcher Realty Trust:
6.875%	3,183	80,848
Series G, 8.125%	40,977	1,036,718
Series H, 7.50%	13,575	354,579
Hatteras Financial Corp. Series A, 7.625%	36,972	934,282
Health Care REIT, Inc. Series J, 6.50%	20,000	548,000
Hersha Hospitality Trust Series B, 8.00%	18,928	497,806
Hospitality Properties Trust:
Series C, 7.00%	49,797	1,256,876
Series D, 7.125%	40,200	1,081,380
Hudson Pacific Properties, Inc. 8.375%	84,787	2,239,225
Inland Real Estate Corp. Series A, 8.125%	200,000	5,388,000
Invesco Mortgage Capital, Inc. Series A, 7.75%	30,151	776,690
Investors Real Estate Trust Series B, 7.95%	33,428	894,533
iStar Financial, Inc.:
Series E, 7.875%	17,271	417,958
Series F, 7.80%	32,256	774,789
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Kilroy Realty Corp. Series G, 6.875%	20,000	$ 540,600
Kite Realty Group Trust 8.25%	4,100	111,028
LaSalle Hotel Properties:
Series G, 7.25%	26,100	655,110
Series H, 7.50%	7,192	191,811
Series I, 6.375%	16,639	423,130
LBA Realty Fund II Series B, 7.625% (a)	118,900	2,318,550
MFA Financial, Inc.:
8.00%	108,747	2,880,708
Series A, 8.50%	306,700	7,741,108
Series B, 7.50%	188,749	4,756,475
Monmouth Real Estate Investment Corp. Series B, 7.875%	30,000	801,900
National Retail Properties, Inc. Series D, 6.625%	17,563	477,011
NorthStar Realty Finance Corp.:
Series B, 8.25%	16,301	409,481
Series C, 8.875%	50,295	1,299,623
Series D, 8.50%	31,413	790,979
Pebblebrook Hotel Trust:
Series A, 7.875%	49,000	1,298,500
Series B, 8.00%	37,400	1,002,320
Series C, 6.50%	26,082	656,484
Pennsylvania (REIT) 7.375%	19,408	511,983
Prologis, Inc. Series Q, 8.54%	15,800	1,021,570
PS Business Parks, Inc.:
5.70%	26,430	667,093
Series S, 6.45%	16,039	428,722
Regency Centers Corp. Series 6, 6.625%	17,739	476,470
Retail Properties America, Inc. 7.00%	35,218	903,694
Saul Centers, Inc.:
8.00%	14,472	375,259
Series C, 6.875%	69,596	1,837,334
Stag Industrial, Inc. Series A, 9.00%	280,000	7,733,600
Strategic Hotel & Resorts, Inc. Series A, 8.50%	21,591	541,718
Summit Hotel Properties, Inc. Series A, 9.25%	173,700	4,806,279
Sun Communities, Inc. Series A, 7.125%	24,000	621,120
Sunstone Hotel Investors, Inc. Series D, 8.00%	20,200	535,704
Taubman Centers, Inc. Series K, 6.25%	19,561	503,696
Terreno Realty Corp. Series A 7.75%	44,310	1,180,862
UMH Properties, Inc. Series A, 8.25%	96,000	2,629,440
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Urstadt Biddle Properties, Inc. Series F, 7.125%	30,000	$ 791,700
Weingarten Realty Investors (SBI) Series F, 6.50%	62,800	1,586,328
Winthrop Realty Trust:
7.75%	60,000	1,561,200
Series D, 9.25%	35,000	976,850
		142,315,390
Real Estate Management & Development - 0.7%
Forest City Enterprises, Inc. 7.375%	180,500	4,563,040
Kennedy-Wilson, Inc. 7.75%	35,054	913,157
		5,476,197
TOTAL FINANCIALS		148,564,023
TOTAL NONCONVERTIBLE PREFERRED STOCKS		151,518,249
TOTAL PREFERRED STOCKS (Cost $149,711,328)		158,543,533
Corporate Bonds - 23.9%
	Principal Amount
Convertible Bonds - 2.9%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Morgans Hotel Group Co. 2.375% 10/15/14	$ 1,365,000	1,324,050
FINANCIALS - 2.8%
Diversified Financial Services - 0.0%
IAS Operating Partnership LP 5% 3/15/18 (f)	400,000	403,750
Real Estate Investment Trusts - 2.5%
Annaly Capital Management, Inc. 5% 5/15/15	6,690,000	6,945,056
Ares Commercial Real Estate Corp. 7% 12/15/15 (f)	2,300,000	2,333,580
CapLease, Inc. 7.5% 10/1/27 (f)	4,458,000	4,458,000
Northstar Realty Finance LP 8.875% 6/15/32 (f)	2,950,000	4,928,344
ProLogis LP 2.625% 5/15/38	405,000	405,020
Redwood Trust, Inc. 4.625% 4/15/18	1,000,000	1,126,300
		20,196,300
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - 0.3%
Corporate Office Properties LP 4.25% 4/15/30 (f)	$ 1,940,000	$ 2,040,638
Grubb & Ellis Co. 7.95% 5/1/15 (d)(f)	1,540,000	3,080
		2,043,718
TOTAL FINANCIALS		22,643,768
TOTAL CONVERTIBLE BONDS		23,967,818
Nonconvertible Bonds - 21.0%
CONSUMER DISCRETIONARY - 6.4%
Hotels, Restaurants & Leisure - 0.7%
CityCenter Holdings LLC/CityCenter Finance Corp. 7.625% 1/15/16	440,000	472,472
FelCor Lodging LP 6.75% 6/1/19	1,375,000	1,502,188
Times Square Hotel Trust 8.528% 8/1/26 (f)	2,741,049	3,713,604
		5,688,264
Household Durables - 5.4%
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)	395,000	424,625
D.R. Horton, Inc. 6.5% 4/15/16	811,000	908,320
KB Home:
5.875% 1/15/15	1,216,000	1,282,880
7.25% 6/15/18	2,110,000	2,357,925
8% 3/15/20	2,395,000	2,802,150
9.1% 9/15/17	3,230,000	3,859,850
Lennar Corp.:
4.125% 12/1/18 (f)	1,220,000	1,244,400
5.6% 5/31/15	1,216,000	1,307,200
6.95% 6/1/18	1,720,000	1,971,550
M/I Homes, Inc. 8.625% 11/15/18	6,764,000	7,508,040
Meritage Homes Corp.:
7% 4/1/22	2,005,000	2,250,613
7.15% 4/15/20	440,000	496,100
Ryland Group, Inc.:
6.625% 5/1/20	445,000	491,169
8.4% 5/15/17	1,446,000	1,731,585
Standard Pacific Corp.:
8.375% 5/15/18	8,047,000	9,575,930
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Standard Pacific Corp.: - continued
10.75% 9/15/16	$ 3,284,000	$ 4,096,790
Toll Brothers Finance Corp.:
4.375% 4/15/23	630,000	645,750
5.875% 2/15/22	450,000	508,500
William Lyon Homes, Inc. 8.5% 11/15/20 (f)	460,000	515,200
		43,978,577
Multiline Retail - 0.3%
Sears Holdings Corp. 6.625% 10/15/18	2,053,000	2,037,603
TOTAL CONSUMER DISCRETIONARY		51,704,444
FINANCIALS - 12.9%
Diversified Financial Services - 0.7%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (f)	1,025,000	1,060,875
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	2,172,000	2,261,595
8% 1/15/18	1,795,000	1,929,625
		5,252,095
Real Estate Investment Trusts - 8.7%
American Campus Communities Operating Partnership LP 3.75% 4/15/23	495,000	519,951
Camden Property Trust 5% 6/15/15	1,135,000	1,226,078
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15	917,000	1,023,211
6.25% 6/15/14	949,000	1,000,773
CubeSmart LP 4.8% 7/15/22	1,000,000	1,117,632
Developers Diversified Realty Corp.:
7.5% 7/15/18	2,407,000	2,993,704
9.625% 3/15/16	2,254,000	2,747,522
Duke Realty LP 6.25% 5/15/13	608,000	609,118
Equity One, Inc.:
5.375% 10/15/15	405,000	441,780
6% 9/15/16	811,000	918,133
6.25% 1/15/17	811,000	925,641
Health Care Property Investors, Inc.:
6% 6/15/14	660,000	696,081
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care Property Investors, Inc.: - continued
6% 3/1/15	$ 1,216,000	$ 1,320,931
6.3% 9/15/16	3,850,000	4,464,329
7.072% 6/8/15	405,000	448,201
Health Care REIT, Inc. 4.125% 4/1/19	1,000,000	1,095,699
Healthcare Realty Trust, Inc.:
3.75% 4/15/23	801,000	813,838
6.5% 1/17/17	506,000	583,858
Highwoods/Forsyth LP:
3.625% 1/15/23	393,000	394,302
5.85% 3/15/17	2,593,000	2,923,626
Hospitality Properties Trust:
5% 8/15/22	823,000	894,008
5.625% 3/15/17	1,248,000	1,382,295
6.7% 1/15/18	811,000	932,824
7.875% 8/15/14	405,000	425,474
HRPT Properties Trust 6.25% 8/15/16	4,000,000	4,365,936
iStar Financial, Inc.:
5.85% 3/15/17	825,000	845,625
5.875% 3/15/16	8,610,000	9,040,500
5.95% 10/15/13	3,833,000	3,890,495
6.05% 4/15/15	2,887,000	3,031,350
7.125% 2/15/18	1,010,000	1,070,600
9% 6/1/17	2,430,000	2,770,200
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22	890,000	963,425
National Retail Properties, Inc. 6.875% 10/15/17	1,621,000	1,946,190
Nationwide Health Properties, Inc. 6% 5/20/15	1,540,000	1,698,589
Omega Healthcare Investors, Inc. 7.5% 2/15/20	811,000	904,265
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14	1,378,000	1,453,980
Potlatch Corp. 7.5% 11/1/19	811,000	956,980
ProLogis LP 7.625% 7/1/17	1,268,000	1,477,475
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20	811,000	1,016,832
Senior Housing Properties Trust:
6.75% 4/15/20	576,000	669,696
6.75% 12/15/21	2,000,000	2,351,654
UDR, Inc. 5.5% 4/1/14	1,000,000	1,039,424
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
United Dominion Realty Trust, Inc.:
5.25% 1/15/15	$ 405,000	$ 431,725
5.25% 1/15/16	811,000	890,978
		70,714,928
Real Estate Management & Development - 3.5%
AMB Property LP 5.9% 8/15/13	486,000	492,645
Brandywine Operating Partnership LP:
5.4% 11/1/14	1,216,000	1,291,213
6% 4/1/16	811,000	909,428
7.5% 5/15/15	405,000	453,386
CB Richard Ellis Services, Inc.:
5% 3/15/23	1,225,000	1,254,155
11.625% 6/15/17	811,000	866,959
Colonial Properties Trust 6.25% 6/15/14	1,293,000	1,362,796
Colonial Realty LP 6.05% 9/1/16	1,216,000	1,369,228
First Industrial LP 5.75% 1/15/16	811,000	867,125
Forest City Enterprises, Inc. 6.5% 2/1/17	6,171,000	6,016,725
Host Hotels & Resorts LP 6% 10/1/21	485,000	565,934
Kennedy-Wilson, Inc.:
8.75% 4/1/19	1,110,000	1,219,613
8.75% 4/1/19 (f)	1,890,000	2,076,638
Realogy Corp.:
7.875% 2/15/19 (f)	1,450,000	1,618,563
9% 1/15/20 (f)	560,000	663,600
Regency Centers LP:
5.25% 8/1/15	3,250,000	3,524,619
5.875% 6/15/17	486,000	559,514
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17	2,035,000	2,175,008
Ventas Realty LP/Ventas Capital Corp.:
3.125% 11/30/15	552,000	583,176
4% 4/30/19	597,000	657,184
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23 (f)	325,000	338,000
		28,865,509
TOTAL FINANCIALS		104,832,532
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
HEALTH CARE - 1.4%
Health Care Equipment & Supplies - 0.2%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19	$ 1,835,000	$ 2,009,325
Health Care Providers & Services - 1.2%
Health Management Associates, Inc. 7.375% 1/15/20	385,000	428,313
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	8,507,000	9,272,630
		9,700,943
TOTAL HEALTH CARE		11,710,268
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17 (f)	785,000	815,419
MATERIALS - 0.2%
Paper & Forest Products - 0.2%
Plum Creek Timberlands LP 5.875% 11/15/15	1,621,000	1,796,592
TOTAL NONCONVERTIBLE BONDS		170,859,255
TOTAL CORPORATE BONDS (Cost $175,443,314)		194,827,073
Asset-Backed Securities - 4.8%

Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5592% 3/23/19 (f)(g)	957,369	948,274
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (f)	1,339,234	1,341,645
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.5294% 1/20/37 (f)(g)	611,359	584,612
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.5304% 4/7/52 (f)(g)	2,825,795	2,514,958
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	1,216,000	1,162,513
Series 2002-2 Class M2, 9.163% 3/1/33	2,026,000	1,795,862
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (f)	250,492	250,805
Asset-Backed Securities - continued
	Principal Amount	Value
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A: - continued
Class B2, 1.6336% 12/28/35 (f)(g)	$ 247,169	$ 244,697
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27	1,627,000	1,569,463
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	3,700,675	1,773,957
N-Star Real Estate CDO Ltd. Series 1A Class B1, 1.9616% 8/28/38 (f)(g)	3,574,000	3,431,040
Prima Capital Ltd. Series 2006-CR1A Class A2, 5.533% 12/28/48 (f)	2,551,510	2,602,541
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33	275,425	110,816
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7841% 9/25/26 (f)(g)	2,432,000	1,471,360
Series 2006-1A:
Class A1A, 0.5441% 9/25/26 (f)(g)	1,409,379	1,388,661
Class A1B, 0.6141% 9/25/26 (f)(g)	11,266,000	10,256,566
Class A2A, 0.5041% 9/25/26 (f)(g)	704,471	702,921
Class C 0.8141% 9/25/26 (f)(g)	1,010,000	895,365
Class F, 1.4341% 9/25/26 (f)(g)	1,868,000	1,637,489
Class G, 1.6341% 9/25/26 (f)(g)	1,343,000	1,166,261
Class H, 1.9341% 9/25/26 (f)(g)	3,486,000	3,009,812
TOTAL ASSET-BACKED SECURITIES (Cost $33,379,916)		38,859,618
Collateralized Mortgage Obligations - 0.7%

Private Sponsor - 0.7%
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.3787% 6/15/22 (f)(g)	1,232,666	1,217,031
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.4359% 4/25/20 (f)(g)	2,605,000	3,015,225
Series 2010-K6 Class B, 5.3654% 12/25/46 (f)(g)	811,000	932,558
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (f)	811,000	840,981
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,155,941)		6,005,795
Commercial Mortgage Securities - 20.2%
	Principal Amount	Value
Banc of America Commercial Mortgage Trust Series 2005-1 Class CJ, 5.196% 11/10/42 (g)	$ 1,175,000	$ 1,256,835
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 2.499% 11/15/15 (f)(g)	25,592,767	25,790,619
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.1987% 3/15/22 (f)(g)	387,059	263,200
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.6987% 8/15/17 (f)(g)	1,010,000	1,074,438
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4502% 3/11/39 (g)	2,432,000	2,534,733
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (f)	1,621,000	1,457,371
COMM pass-thru certificates:
floater Series 2006-FL12 Class AJ, 0.3287% 12/15/20 (f)(g)	1,621,000	1,553,331
sequential payer Series 2004-RS1 Class A, 5.648% 3/3/41 (f)	882,851	890,797
Commercial Mortgage Trust pass-thru certificates:
Series 2005-C6 Class AJ, 5.209% 6/10/44 (g)	2,000,000	2,163,762
Series 2012-CR1:
Class C, 5.547% 5/15/45	3,000,000	3,460,425
Class D, 5.547% 5/15/45 (f)	1,350,000	1,419,181
Series 2012-CR2 Class D, 4.8586% 8/15/45 (f)(g)	500,000	520,786
Series 2012-LC4:
Class C, 5.649% 12/10/44 (g)	780,000	912,130
Class D, 5.824% 12/10/44 (f)(g)	2,830,000	3,056,358
Communication Mortgage Trust Series 2011-THL:
Class E, 5.949% 6/9/28 (f)	2,260,000	2,325,002
Class F, 4.867% 6/9/28 (f)	3,640,000	3,400,313
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C2 Class F, 6.75% 11/15/30 (f)	811,000	853,726
Series 2003-C3 Class D, 4.131% 5/15/38	1,290,821	1,290,583
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.5571% 11/10/46 (f)(g)	2,450,000	2,706,691
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31	1,202,892	1,203,719
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.1969% 6/10/31 (f)(g)	1,196,433	1,196,712
Extended Stay America Trust Series 2013-ESHM Class M, 7.625% 12/5/19 (f)	2,460,000	2,616,548
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.5754% 12/25/43 (g)(h)	4,947,000	797,793
Series K012 Class X3, 2.2882% 1/25/41 (g)(h)	2,846,999	410,674
Series K013 Class X3, 2.7902% 1/25/43 (g)(h)	4,806,000	851,503
Commercial Mortgage Securities - continued
	Principal Amount	Value
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (f)	$ 4,090,941	$ 4,121,624
GCCFC Commercial Mortgage Trust:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (f)	811,000	812,141
Series 2005-GG3 Class B, 4.894% 8/10/42 (g)	885,000	899,882
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class G, 6.75% 4/15/29 (g)	794,815	893,862
Series 1999-C1 Class F, 6.02% 5/15/33 (f)	700,413	707,372
Series 1999-C3 Class J, 6.974% 8/15/36	2,204,000	2,322,975
Series 2000-C1 Class K, 7% 3/15/33	142,613	108,749
Series 2003-C3 Class H, 5.7664% 4/10/40 (f)(g)	830,000	816,196
GS Mortgage Securities Corp. II:
floater Series 2007-EOP Class L, 5.4585% 3/6/20 (f)(g)	2,270,000	2,290,344
Series 2012-GCJ7:
Class C, 5.7228% 5/10/45 (g)	3,500,000	4,000,120
Class D, 5.7228% 5/10/45 (f)(g)	2,500,000	2,682,086
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (f)	6,300,000	6,344,100
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.2273% 12/10/43 (f)(g)	2,000,000	2,178,748
Series 2012-GC6 Class C, 5.6391% 1/10/45 (f)(g)	2,400,000	2,815,621
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.4458% 12/5/27 (f)(g)	2,779,000	3,296,625
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (f)	2,620,000	2,806,589
Series 2010-CNTR Class D, 6.1844% 8/5/32 (f)(g)	1,216,000	1,403,752
Series 2012-CBX Class C, 5.1895% 6/16/45 (g)	1,240,000	1,396,579
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (f)	692,184	703,420
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C3 Class AJ, 4.843% 7/15/40	3,760,000	3,996,590
Series 2005-C7 Class AJ, 5.323% 11/15/40 (g)	1,240,000	1,340,166
Series 2005-C1 Class E, 4.924% 2/15/40	1,000,000	1,028,572
Series 2006-C4 Class AJ, 5.8856% 6/15/38 (g)	2,511,000	2,601,090
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2007-LLFA Class E, 1.0987% 6/15/22 (f)(g)	1,770,000	1,724,385
LStar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.491% 6/25/43 (f)(g)	1,564,000	1,640,731
Series 2011-1 Class B, 5.491% 6/25/43 (f)(g)	1,897,000	1,997,520
Commercial Mortgage Securities - continued
	Principal Amount	Value
Mezz Capital Commercial Mortgage Trust sequential payer Series 2004-C2 Class A, 5.318% 10/15/40 (f)	$ 2,394,053	$ 2,094,796
Morgan Stanley Capital I Trust:
sequential payer:
Series 2012-C4 Class E, 5.71% 3/15/45 (f)	1,250,000	1,317,736
Series 2006-HQ10 Class AM, 5.36% 11/12/41	3,769,000	4,221,672
Series 1997-RR Class F, 7.4014% 4/30/39 (f)(g)	225,758	223,501
Series 1998-CF1 Class G, 7.35% 7/15/32 (f)	1,798,684	1,365,410
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43	3,242,000	3,689,552
Series 2011-C1 Class C, 5.2537% 9/15/47 (f)(g)	2,000,000	2,280,140
Series 2011-C2:
Class D, 5.3172% 6/15/44 (f)(g)	1,532,000	1,654,647
Class E, 5.3172% 6/15/44 (f)(g)	1,946,000	2,088,126
Class F, 5.3172% 6/15/44 (f)(g)	1,467,000	1,260,617
Class XB, 0.4644% 6/15/44 (f)(g)(h)	51,641,000	1,848,903
Series 2011-C3 Class C, 5.1849% 7/15/49 (f)(g)	2,000,000	2,258,742
Series 2012-C4 Class D, 5.5266% 3/15/45 (f)(g)	1,640,000	1,840,884
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)	1,039,067	1,323,459
RBSCF Trust Series 2010-MB1 Class D, 4.6812% 4/15/24 (f)(g)	2,687,000	2,738,222
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (f)	2,026,000	2,097,321
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.7737% 7/15/24 (f)(g)	1,459,000	1,288,528
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41	1,621,000	1,648,940
Series 2004-C12 Class D, 5.3085% 7/15/41 (g)	1,824,000	1,888,221
Series 2004-C14 Class B, 5.17% 8/15/41	2,708,000	2,824,636
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (f)	2,100,000	2,406,006
Class D, 5.5491% 3/15/44 (f)(g)	1,000,000	1,079,750
Series 2011-C5 Class C, 5.6369% 11/15/44 (f)(g)	1,250,000	1,465,583
Series 2012-C7 Class D, 4.85% 6/15/45 (f)(g)	620,000	662,595
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $145,268,131)		164,505,056
Floating Rate Loans - 7.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 4.1%
Hotels, Restaurants & Leisure - 3.9%
Cooper Hotel Group REL 12% 11/6/17	$ 2,339,438	$ 2,473,955
Extended Stay America, Inc. REL 9.625% 12/1/19	2,000,000	2,145,000
Hilton Worldwide, Inc.:
Tranche C, term loan 3.699% 11/12/15 (g)	14,577,698	14,377,254
Tranche D, term loan 3.949% 11/12/15 (g)	12,148,081	11,981,045
La Quinta:
Tranche A, term loan 11.375% 7/6/14 (g)	476,799	483,235
Tranche B, term loan 11.375% 7/6/14 (g)	357,599	362,427
		31,822,916
Specialty Retail - 0.2%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 5% 10/11/18 (g)	1,356,600	1,375,253
TOTAL CONSUMER DISCRETIONARY		33,198,169
FINANCIALS - 2.6%
Diversified Financial Services - 1.1%
Blackstone REL 10% 10/1/17	7,500,000	8,025,000
Pilot Travel Centers LLC Tranche B 2LN, term loan 4.25% 8/7/19 (g)	664,050	654,089
		8,679,089
Real Estate Investment Trusts - 0.5%
iStar Financial, Inc. Tranche B, term loan 4.5% 10/15/17 (g)	4,299,436	4,342,431
Real Estate Management & Development - 1.0%
CB Richard Ellis Services, Inc. Tranche B, term loan 2.9537% 3/28/21 (g)	890,000	894,450
EOP Operating LP term loan 5.25% 2/1/14 (g)	1,700,000	1,726,690
Equity Inns Reality LLC Tranche A, term loan 10.5% 11/4/13 (g)	2,195,829	2,033,704
Realogy Corp.:
Credit-Linked Deposit 3.2037% 10/10/13 (g)	196,298	195,807
Credit-Linked Deposit 4.4537% 10/10/16 (g)	165,906	165,492
Realogy Group LLC Tranche B, term loan 4.5% 3/1/20 (g)	2,580,000	2,605,800
		7,621,943
Floating Rate Loans - continued
	Principal Amount	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 1/23/18 (g)	$ 215,000	$ 218,225
TOTAL FINANCIALS		20,861,688
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
Community Health Systems, Inc. term loan 3.7865% 1/25/17 (g)	393,006	396,445
Health Management Associates, Inc. Tranche B, term loan 3.5% 11/18/18 (g)	486,161	491,023
Skilled Healthcare Group, Inc. term loan 6.75% 4/9/16 (g)	3,173,625	3,193,460
		4,080,928
INDUSTRIALS - 0.4%
Construction & Engineering - 0.4%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (g)	3,597,784	3,525,829
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
Crown Castle Operating Co.:
Tranche A, term loan 2.7% 1/31/17 (g)	843,896	844,951
Tranche B, term loan 3.25% 1/31/19 (g)	1,981,002	1,988,530
		2,833,481
TOTAL FLOATING RATE LOANS (Cost $62,392,827)		64,500,095
Money Market Funds - 4.6%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	36,714,944	$ 36,714,944
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	793,150	793,150
TOTAL MONEY MARKET FUNDS (Cost $37,508,094)		37,508,094
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $715,405,547)		811,809,796
NET OTHER ASSETS (LIABILITIES) - 0.3%		2,719,057
NET ASSETS - 100%		$ 814,528,853
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $184,636,548 or 22.7% of net assets.

(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 35,206
Fidelity Securities Lending Cash Central Fund	5,821
Total	$ 41,027
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,322,782	$ 4,322,782	$ -	$ -
Financials	291,216,766	280,283,258	10,933,508	-
Health Care	10,064,517	10,064,517	-	-
Corporate Bonds	194,827,073	-	194,823,993	3,080
Asset-Backed Securities	38,859,618	-	29,815,577	9,044,041
Collateralized Mortgage Obligations	6,005,795	-	6,005,795	-
Commercial Mortgage Securities	164,505,056	-	154,485,469	10,019,587
Floating Rate Loans	64,500,095	-	49,283,788	15,216,307
Money Market Funds	37,508,094	37,508,094	-	-
Total Investments in Securities:	$ 811,809,796	$ 332,178,651	$ 445,348,130	$ 34,283,015
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Asset-Backed Securities
Beginning Balance	$ 15,625,880
Total Realized Gain (Loss)	989,832
Total Unrealized Gain (Loss)	(364,272)
Cost of Purchases	-
Proceeds of Sales	(5,316,341)
Amortization/Accretion	687,384
Transfers in to Level 3	2,518,600
Transfers out of Level 3	(5,097,042)
Ending Balance	$ 9,044,041
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2013	$ (336,852)
Commercial Mortgage Securities
Beginning Balance	$ 19,153,838
Total Realized Gain (Loss)	1,001,656
Total Unrealized Gain (Loss)	(94,340)
Cost of Purchases	38,762
Proceeds of Sales	(7,368,685)
Amortization/Accretion	370,657
Transfers in to Level 3	1,180,860
Transfers out of Level 3	(4,263,161)
Ending Balance	$ 10,019,587
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2013	$ 397,957
Floating Rate Loans
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	721,242
Cost of Purchases	14,531,685
Proceeds of Sales	(58,492)
Amortization/Accretion	21,872
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 15,216,307
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2013	$ 721,242
Other Investments in Securities
Beginning Balance	$ 3,470,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(4,620)
Cost of Purchases	-
Proceeds of Sales	(1,090,000)
Amortization/Accretion	-
Transfers in to Level 3	7,700
Transfers out of Level 3	(2,380,000)
Ending Balance	$ 3,080
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2013	$ (4,620)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $715,409,014. Net unrealized appreciation aggregated $96,400,782, of which $97,906,184 related to appreciated investment securities and $1,505,402 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and floating rate loans, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Certain of the Fund's securities may be valued by a single source or broker. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 04/30/13	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Asset-Backed Securities	$ 250,805	Discounted cash flow	Yield	5.5%	Decrease
Commercial Mortgage Securities	$ 1,365,410	Market comparable	Spread	13.8	Decrease
Floating Rate Loans	$ 10,498,955	Discounted cash flow	Yield	8.4% - 11.1% / 9%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ®
Growth & Income Portfolio -
Growth & Income
Class K

April 30, 2013

1.800339.109

GAI-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.5%
Auto Components - 0.3%
Gentex Corp.	758,739	$ 17,072
Automobiles - 0.4%
Ford Motor Co.	2,120,403	29,071
Distributors - 0.3%
Li & Fung Ltd.	10,024,000	12,969
LKQ Corp. (a)	314,498	7,573
		20,542
Diversified Consumer Services - 0.1%
H&R Block, Inc.	179,232	4,972
Hotels, Restaurants & Leisure - 1.5%
Darden Restaurants, Inc.	38,537	1,990
McDonald's Corp.	600,946	61,381
Wyndham Worldwide Corp.	134,267	8,067
Yum! Brands, Inc.	429,148	29,234
		100,672
Leisure Equipment & Products - 0.1%
Mattel, Inc.	140,406	6,411
Media - 3.7%
Comcast Corp. Class A	2,862,400	118,217
Scripps Networks Interactive, Inc. Class A	212,925	14,177
Time Warner, Inc.	1,441,564	86,177
Viacom, Inc. Class B (non-vtg.)	315,038	20,159
		238,730
Multiline Retail - 2.2%
Kohl's Corp.	259,385	12,207
Target Corp.	1,903,122	134,284
		146,491
Specialty Retail - 1.8%
Lowe's Companies, Inc.	2,664,095	102,355
Staples, Inc.	962,032	12,737
		115,092
Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.	163,932	9,649
TOTAL CONSUMER DISCRETIONARY		688,702
CONSUMER STAPLES - 11.1%
Beverages - 2.8%
Molson Coors Brewing Co. Class B	244,682	12,626
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	778,727	$ 64,222
The Coca-Cola Co.	2,507,405	106,138
		182,986
Food & Staples Retailing - 2.0%
CVS Caremark Corp.	606,104	35,263
Walgreen Co.	1,966,204	97,347
		132,610
Food Products - 1.0%
Danone SA	299,084	22,849
Kellogg Co.	644,811	41,939
		64,788
Household Products - 3.1%
Kimberly-Clark Corp.	554,332	57,202
Procter & Gamble Co.	1,810,215	138,970
Svenska Cellulosa AB (SCA) (B Shares)	162,600	4,222
		200,394
Tobacco - 2.2%
British American Tobacco PLC sponsored ADR	796,599	88,438
Lorillard, Inc.	1,275,446	54,704
Philip Morris International, Inc.	47,168	4,509
		147,651
TOTAL CONSUMER STAPLES		728,429
ENERGY - 12.3%
Energy Equipment & Services - 1.4%
Ensco PLC Class A	207,006	11,940
Exterran Partners LP	221,021	6,255
Halliburton Co.	1,043,527	44,632
Schlumberger Ltd.	363,319	27,042
		89,869
Oil, Gas & Consumable Fuels - 10.9%
Access Midstream Partners LP	222,033	9,163
Apache Corp.	259,106	19,143
Atlas Pipeline Partners LP	519,329	18,872
BG Group PLC	648,400	10,923
BP PLC sponsored ADR	602,324	26,261
Canadian Natural Resources Ltd.	1,400,700	41,085
Chevron Corp.	1,511,805	184,455
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
ENI SpA	319,500	$ 7,625
Exxon Mobil Corp.	640,411	56,990
Legacy Reserves LP	115,745	3,087
Magellan Midstream Partners LP	24,621	1,306
Markwest Energy Partners LP	480,128	30,344
Occidental Petroleum Corp.	1,536,169	137,118
Royal Dutch Shell PLC Class A (United Kingdom)	1,872,590	63,753
Suncor Energy, Inc.	1,826,250	56,938
The Williams Companies, Inc.	1,180,566	45,015
Western Gas Partners LP	16,100	973
		713,051
TOTAL ENERGY		802,920
FINANCIALS - 20.1%
Capital Markets - 4.2%
Apollo Investment Corp.	545,530	4,806
Artisan Partners Asset Management, Inc.	29,800	1,112
Ashmore Group PLC	1,026,600	6,366
BlackRock, Inc. Class A	87,636	23,355
Charles Schwab Corp.	3,947,565	66,951
KKR & Co. LP	1,400,847	29,418
Morgan Stanley	2,840,994	62,928
Northern Trust Corp.	524,651	28,289
State Street Corp.	598,883	35,017
The Blackstone Group LP	896,273	18,418
		276,660
Commercial Banks - 5.7%
BNP Paribas SA	67,700	3,772
Comerica, Inc.	1,001,928	36,320
PNC Financial Services Group, Inc.	765,912	51,990
Standard Chartered PLC (United Kingdom)	732,991	18,411
SunTrust Banks, Inc.	445,282	13,024
U.S. Bancorp	1,730,783	57,600
Wells Fargo & Co.	5,004,857	190,084
		371,201
Consumer Finance - 0.2%
SLM Corp.	731,065	15,096
Diversified Financial Services - 7.5%
Bank of America Corp.	5,160,140	63,521
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.	2,829,534	$ 132,026
JPMorgan Chase & Co.	5,099,715	249,936
KKR Financial Holdings LLC	2,796,474	29,894
NYSE Euronext	241,950	9,390
The NASDAQ Stock Market, Inc.	224,989	6,633
		491,400
Insurance - 1.5%
AFLAC, Inc.	75,146	4,091
Arthur J. Gallagher & Co.	45,900	1,948
MetLife, Inc.	1,511,841	58,947
MetLife, Inc. unit	364,100	18,230
Prudential Financial, Inc.	207,268	12,523
		95,739
Real Estate Investment Trusts - 0.5%
Aviv REIT, Inc.	33,600	863
BioMed Realty Trust, Inc.	103,245	2,324
Sun Communities, Inc.	552,314	28,251
		31,438
Real Estate Management & Development - 0.1%
Beazer Pre-Owned Rental Homes, Inc. (e)	254,400	5,342
Thrifts & Mortgage Finance - 0.4%
Radian Group, Inc.	2,089,631	24,971
TOTAL FINANCIALS		1,311,847
HEALTH CARE - 13.5%
Biotechnology - 0.9%
Amgen, Inc.	533,303	55,576
Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	353,504	13,051
Baxter International, Inc.	85,190	5,952
ResMed, Inc. (d)	62,282	2,991
St. Jude Medical, Inc.	524,250	21,610
Stryker Corp.	360,488	23,641
		67,245
Health Care Providers & Services - 3.7%
Aetna, Inc.	633,558	36,392
AmerisourceBergen Corp.	83,300	4,508
Fresenius Medical Care AG & Co. KGaA	84,300	5,808
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Humana, Inc.	73,900	$ 5,477
McKesson Corp.	467,341	49,454
Quest Diagnostics, Inc.	903,846	50,914
UnitedHealth Group, Inc.	685,304	41,070
WellPoint, Inc.	637,970	46,521
		240,144
Health Care Technology - 0.1%
Quality Systems, Inc.	519,413	9,282
Life Sciences Tools & Services - 0.2%
Lonza Group AG	216,954	15,108
Pharmaceuticals - 7.6%
AbbVie, Inc.	1,141,676	52,574
AstraZeneca PLC sponsored ADR	342,296	17,772
Eli Lilly & Co.	183,880	10,183
GlaxoSmithKline PLC sponsored ADR	1,141,918	58,969
Johnson & Johnson	1,299,597	110,765
Merck & Co., Inc.	2,844,519	133,692
Novartis AG sponsored ADR	387,875	28,610
Pfizer, Inc.	1,392,580	40,482
Sanofi SA	235,402	25,451
Teva Pharmaceutical Industries Ltd. sponsored ADR	295,462	11,313
Warner Chilcott PLC	504,200	7,250
		497,061
TOTAL HEALTH CARE		884,416
INDUSTRIALS - 10.6%
Aerospace & Defense - 2.2%
Honeywell International, Inc.	173,709	12,775
Rockwell Collins, Inc.	392,298	24,683
The Boeing Co.	716,689	65,513
United Technologies Corp.	463,182	42,284
		145,255
Air Freight & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.	394,309	23,418
United Parcel Service, Inc. Class B	920,104	78,982
		102,400
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.1%
Pitney Bowes, Inc. (d)	517,738	$ 7,077
Ritchie Brothers Auctioneers, Inc.	114,600	2,321
		9,398
Electrical Equipment - 0.4%
Hubbell, Inc. Class B	266,753	25,598
Industrial Conglomerates - 2.8%
General Electric Co.	8,297,494	184,951
Machinery - 1.2%
Douglas Dynamics, Inc.	941,855	13,177
Illinois Tool Works, Inc.	157,009	10,137
Ingersoll-Rand PLC	464,367	24,983
ITT Corp.	241,666	6,670
Stanley Black & Decker, Inc.	325,244	24,332
		79,299
Marine - 0.1%
Irish Continental Group PLC unit	107,193	2,922
Professional Services - 0.3%
Acacia Research Corp.	106,788	2,544
Amadeus Fire AG	49,993	2,976
Dun & Bradstreet Corp.	82,800	7,324
Michael Page International PLC	1,140,463	6,601
		19,445
Road & Rail - 1.3%
CSX Corp.	1,671,171	41,094
J.B. Hunt Transport Services, Inc.	262,630	18,665
Norfolk Southern Corp.	348,799	27,004
		86,763
Trading Companies & Distributors - 0.6%
MSC Industrial Direct Co., Inc. Class A	134,854	10,626
W.W. Grainger, Inc.	89,072	21,954
Watsco, Inc.	37,359	3,152
		35,732
TOTAL INDUSTRIALS		691,763
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 16.0%
Communications Equipment - 1.9%
Cisco Systems, Inc.	4,134,351	$ 86,491
QUALCOMM, Inc.	652,196	40,188
		126,679
Computers & Peripherals - 3.4%
Apple, Inc.	497,341	220,198
Electronic Equipment & Components - 0.0%
Arrow Electronics, Inc. (a)	75,431	2,959
Internet Software & Services - 1.8%
Google, Inc. Class A (a)	143,189	118,069
IT Services - 5.6%
Accenture PLC Class A	114,545	9,329
Cognizant Technology Solutions Corp. Class A (a)	383,936	24,879
Fidelity National Information Services, Inc.	869,725	36,572
IBM Corp.	128,050	25,935
MasterCard, Inc. Class A	109,450	60,518
Paychex, Inc.	3,149,094	114,659
The Western Union Co.	2,476,630	36,679
Visa, Inc. Class A	337,674	56,885
		365,456
Semiconductors & Semiconductor Equipment - 0.9%
Altera Corp.	451,840	14,463
Analog Devices, Inc.	371,765	16,354
Applied Materials, Inc.	1,857,000	26,945
		57,762
Software - 2.4%
Microsoft Corp.	4,695,787	155,431
TOTAL INFORMATION TECHNOLOGY		1,046,554
MATERIALS - 1.3%
Chemicals - 1.3%
Air Products & Chemicals, Inc.	69,858	6,075
Airgas, Inc.	175,583	16,970
E.I. du Pont de Nemours & Co.	347,040	18,917
FMC Corp.	93,478	5,674
Sigma Aldrich Corp.	32,604	2,566
Syngenta AG (Switzerland)	70,862	30,295
		80,497
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.0%
Freeport-McMoRan Copper & Gold, Inc.	67,700	$ 2,060
TOTAL MATERIALS		82,557
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.5%
CenturyLink, Inc.	194,894	7,322
Verizon Communications, Inc.	1,687,915	90,995
		98,317
Wireless Telecommunication Services - 0.9%
Vodafone Group PLC sponsored ADR	1,812,842	55,455
TOTAL TELECOMMUNICATION SERVICES		153,772
UTILITIES - 1.1%
Electric Utilities - 0.8%
Duke Energy Corp.	100,879	7,586
EDF SA	201,200	4,497
FirstEnergy Corp.	323,314	15,066
Hawaiian Electric Industries, Inc.	231,600	6,554
ITC Holdings Corp.	81,200	7,488
Northeast Utilities	101,772	4,613
PPL Corp.	196,953	6,574
		52,378
Multi-Utilities - 0.3%
National Grid PLC	109,854	1,400
PG&E Corp.	142,385	6,897
Sempra Energy	162,309	13,447
		21,744
TOTAL UTILITIES		74,122
TOTAL COMMON STOCKS (Cost $5,346,559)		6,465,082
Convertible Preferred Stocks - 0.8%

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Apache Corp. 6.00%	85,000	3,597
Convertible Preferred Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.6%
Alere, Inc. 3.00%	174,893	$ 42,109
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	110,600	6,541
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $52,219)		52,247
Convertible Bonds - 0.1%
Principal Amount (000s)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (Cost $5,615)	$ 5,615	3,930
Money Market Funds - 0.2%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	9,904,514	9,905
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	3,736,184	3,736
TOTAL MONEY MARKET FUNDS (Cost $13,641)		13,641
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,418,034)		6,534,900
NET OTHER ASSETS (LIABILITIES) - 0.0%		569
NET ASSETS - 100%		$ 6,535,469
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,342,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Beazer Pre-Owned Rental Homes, Inc.	5/3/12 - 10/23/12	$ 5,088
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 18
Fidelity Securities Lending Cash Central Fund	239
Total	$ 257
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 688,702	$ 688,702	$ -	$ -
Consumer Staples	728,429	728,429	-	-
Energy	806,517	735,139	71,378	-
Financials	1,311,847	1,288,275	18,230	5,342
Health Care	926,525	895,266	31,259	-
Industrials	698,304	698,304	-	-
Information Technology	1,046,554	1,046,554	-	-
Materials	82,557	52,262	30,295	-
Telecommunication Services	153,772	153,772	-	-
Utilities	74,122	72,722	1,400	-
Corporate Bonds	3,930	-	3,930	-
Money Market Funds	13,641	13,641	-	-
Total Investments in Securities:	$ 6,534,900	$ 6,373,066	$ 156,492	$ 5,342
Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $5,444,365,000. Net unrealized appreciation aggregated $1,090,535,000, of which $1,167,071,000 related to appreciated investment securities and $76,536,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Small Cap
Opportunities Fund

April 30, 2013

1.847958.106

SMO-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
CONSUMER DISCRETIONARY - 14.1%
Auto Components - 1.2%
Dorman Products, Inc.	458,549	$ 17,305,639
Tenneco, Inc. (a)	457,986	17,710,319
		35,015,958
Diversified Consumer Services - 0.5%
DeVry, Inc.	506,100	14,175,861
Hotels, Restaurants & Leisure - 1.3%
BJ's Restaurants, Inc. (a)	441,200	15,133,160
Life Time Fitness, Inc. (a)	482,999	22,304,894
		37,438,054
Household Durables - 0.8%
KB Home	969,811	21,859,540
Internet & Catalog Retail - 0.8%
HSN, Inc.	411,807	21,652,812
Leisure Equipment & Products - 0.8%
Brunswick Corp.	696,890	22,063,537
Media - 0.4%
MDC Partners, Inc. Class A (sub. vtg.)	647,400	11,064,066
Multiline Retail - 0.6%
Dollarama, Inc. (d)	213,266	15,622,642
Specialty Retail - 5.2%
Ascena Retail Group, Inc. (a)	937,514	17,344,009
Conn's, Inc. (a)	553,273	23,962,254
DSW, Inc. Class A	182,754	12,083,694
Francescas Holdings Corp. (a)(d)	896,702	25,609,809
GameStop Corp. Class A	435,700	15,205,930
Genesco, Inc. (a)	359,125	22,104,144
Rent-A-Center, Inc.	536,319	18,733,623
Signet Jewelers Ltd.	189,040	12,992,719
		148,036,182
Textiles, Apparel & Luxury Goods - 2.5%
Fifth & Pacific Companies, Inc. (a)	1,203,808	24,822,521
Hanesbrands, Inc.	389,265	19,525,532
Steven Madden Ltd. (a)	566,153	27,532,020
		71,880,073
TOTAL CONSUMER DISCRETIONARY		398,808,725
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 3.4%
Beverages - 0.2%
Cott Corp.	610,800	$ 6,711,555
Food & Staples Retailing - 1.7%
Fresh Market, Inc. (a)	269,222	11,019,256
Susser Holdings Corp. (a)	333,313	17,722,252
United Natural Foods, Inc. (a)	360,755	18,016,105
		46,757,613
Food Products - 1.5%
Calavo Growers, Inc. (d)	449,826	12,757,065
Fresh Del Monte Produce, Inc.	544,513	13,836,075
Post Holdings, Inc. (a)	137,103	6,003,740
WhiteWave Foods Co. (d)	644,685	10,901,623
		43,498,503
TOTAL CONSUMER STAPLES		96,967,671
ENERGY - 6.1%
Energy Equipment & Services - 1.0%
Atwood Oceanics, Inc. (a)	328,000	16,088,400
Total Energy Services, Inc.	761,850	10,571,902
		26,660,302
Oil, Gas & Consumable Fuels - 5.1%
Atlas Pipeline Partners LP	537,515	19,533,295
Cloud Peak Energy, Inc. (a)	906,200	17,707,148
Energen Corp.	86,938	4,122,600
Genesis Energy LP	248,300	11,935,781
PDC Energy, Inc. (a)	615,278	26,641,537
Rosetta Resources, Inc. (a)	573,042	24,589,232
Stone Energy Corp. (a)	984,426	19,422,725
Targa Resources Corp.	313,600	20,622,336
		144,574,654
TOTAL ENERGY		171,234,956
FINANCIALS - 22.5%
Capital Markets - 1.6%
Affiliated Managers Group, Inc. (a)	116,100	18,074,448
Waddell & Reed Financial, Inc. Class A	607,141	26,028,135
		44,102,583
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 7.5%
Associated Banc-Corp.	1,825,428	$ 26,048,858
Bank of the Ozarks, Inc.	565,405	23,142,027
Banner Bank	373,800	12,212,046
BBCN Bancorp, Inc.	1,610,410	20,742,081
Bridge Capital Holdings (a)	634,929	9,257,265
Cathay General Bancorp	803,924	15,845,342
City National Corp.	487,578	27,904,089
MB Financial, Inc.	1,016,249	25,162,325
National Penn Bancshares, Inc.	1,934,044	18,934,291
PacWest Bancorp	1,070,325	29,680,112
UMB Financial Corp.	73,004	3,675,021
		212,603,457
Insurance - 3.4%
Allied World Assurance Co. Holdings Ltd.	315,700	28,668,717
Amerisafe, Inc.	701,300	22,904,458
Primerica, Inc.	624,544	21,209,514
ProAssurance Corp.	480,808	23,554,784
		96,337,473
Real Estate Investment Trusts - 8.8%
American Assets Trust, Inc.	652,871	22,040,925
Colonial Properties Trust (SBI)	1,068,865	24,808,357
DCT Industrial Trust, Inc.	3,403,100	26,646,273
DuPont Fabros Technology, Inc.	805,830	20,258,566
Glimcher Realty Trust	2,042,605	25,614,267
Highwoods Properties, Inc. (SBI)	597,100	24,499,013
Home Properties, Inc.	319,391	20,587,944
National Retail Properties, Inc. (d)	719,237	28,539,324
Parkway Properties, Inc.	1,146,446	20,899,711
Pennsylvania Real Estate Investment Trust (SBI)	166,000	3,441,180
Ramco-Gershenson Properties Trust (SBI)	1,824,350	31,871,388
		249,206,948
Thrifts & Mortgage Finance - 1.2%
ViewPoint Financial Group	460,834	8,580,729
Washington Federal, Inc.	689,690	11,841,977
WSFS Financial Corp.	243,812	11,932,159
		32,354,865
TOTAL FINANCIALS		634,605,326
Common Stocks - continued
	Shares	Value
HEALTH CARE - 12.1%
Biotechnology - 6.0%
Achillion Pharmaceuticals, Inc. (a)	1,302,553	$ 9,821,250
ARIAD Pharmaceuticals, Inc. (a)	411,596	7,355,221
Astex Pharmaceuticals, Inc. (a)	1,203,358	8,279,103
BioMarin Pharmaceutical, Inc. (a)	124,944	8,196,326
Coronado Biosciences, Inc. (a)(d)	462,382	5,201,798
Discovery Laboratories, Inc. (a)	1,760,783	2,975,723
Dynavax Technologies Corp. (a)(d)	2,648,790	6,224,657
Hyperion Therapeutics, Inc.	148,666	3,188,886
Infinity Pharmaceuticals, Inc. (a)	245,557	10,581,051
Insmed, Inc. (a)	866,129	7,933,742
Isis Pharmaceuticals, Inc. (a)(d)	628,972	14,082,683
Medivation, Inc. (a)	151,914	8,007,387
MEI Pharma, Inc. (a)(d)(e)	941,490	8,398,091
Merrimack Pharmaceuticals, Inc. (a)(d)	1,128,665	5,553,032
Neurocrine Biosciences, Inc. (a)	789,600	9,111,984
Novavax, Inc. (a)	3,800,013	8,930,031
OncoGenex Pharmaceuticals, Inc. (a)	191,795	1,942,883
Pharmacyclics, Inc. (a)	112,148	9,140,062
Synageva BioPharma Corp. (a)	161,013	8,322,762
Theravance, Inc. (a)	391,646	13,218,053
Threshold Pharmaceuticals, Inc. (a)	976,528	4,706,865
XOMA Corp. (a)	2,391,541	8,370,394
		169,541,984
Health Care Equipment & Supplies - 2.3%
Align Technology, Inc. (a)	464,739	15,392,156
Cerus Corp. (a)(d)	2,677,540	14,244,513
Haemonetics Corp. (a)	186,679	7,187,142
ICU Medical, Inc. (a)	116,188	7,000,327
Sirona Dental Systems, Inc. (a)	99,657	7,328,776
Steris Corp.	200,558	8,341,207
Teleflex, Inc.	66,482	5,194,239
		64,688,360
Health Care Providers & Services - 1.7%
BioScrip, Inc. (a)	888,945	12,320,778
MEDNAX, Inc. (a)	92,145	8,176,026
Molina Healthcare, Inc. (a)	433,867	14,404,384
Team Health Holdings, Inc. (a)	352,002	13,122,635
		48,023,823
Health Care Technology - 0.6%
Medidata Solutions, Inc. (a)	249,993	16,589,535
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.8%
Bruker BioSciences Corp. (a)	798,244	$ 14,184,796
PerkinElmer, Inc.	277,285	8,498,785
		22,683,581
Pharmaceuticals - 0.7%
Biodelivery Sciences International, Inc. (a)(d)	1,431,016	8,128,171
ViroPharma, Inc. (a)	440,378	12,000,301
		20,128,472
TOTAL HEALTH CARE		341,655,755
INDUSTRIALS - 14.4%
Aerospace & Defense - 1.0%
Teledyne Technologies, Inc. (a)	375,749	28,203,720
Air Freight & Logistics - 1.1%
Hub Group, Inc. Class A (a)	597,635	21,903,323
UTI Worldwide, Inc.	644,700	9,470,643
		31,373,966
Building Products - 0.6%
Armstrong World Industries, Inc.	308,674	15,754,721
Commercial Services & Supplies - 2.0%
Tetra Tech, Inc. (a)	648,168	17,040,337
United Stationers, Inc.	456,800	14,832,296
West Corp.	1,239,980	26,039,580
		57,912,213
Construction & Engineering - 1.2%
MasTec, Inc. (a)	640,910	17,817,298
URS Corp.	334,300	14,682,456
		32,499,754
Electrical Equipment - 1.0%
General Cable Corp. (a)	784,610	27,053,353
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	268,600	17,424,082
Machinery - 2.7%
Actuant Corp. Class A	620,931	19,435,140
Harsco Corp.	537,981	11,744,125
Navistar International Corp. (a)	454,253	15,044,859
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
TriMas Corp. (a)	510,297	$ 15,564,059
Wabtec Corp.	127,454	13,375,023
		75,163,206
Marine - 0.2%
DryShips, Inc. (a)(d)	2,760,603	5,134,722
Professional Services - 2.7%
Dun & Bradstreet Corp. (d)	208,806	18,468,891
Manpower, Inc.	406,904	21,631,017
Stantec, Inc. (d)	511,700	21,881,022
Towers Watson & Co.	208,600	15,211,112
		77,192,042
Trading Companies & Distributors - 1.3%
Kaman Corp.	437,799	14,793,228
Watsco, Inc.	275,477	23,244,749
		38,037,977
TOTAL INDUSTRIALS		405,749,756
INFORMATION TECHNOLOGY - 15.5%
Communications Equipment - 2.0%
Brocade Communications Systems, Inc. (a)	2,993,075	17,419,697
Finisar Corp. (a)	1,125,731	14,454,386
Infinera Corp. (a)	341,000	2,871,220
Polycom, Inc. (a)	1,206,426	12,667,473
Riverbed Technology, Inc. (a)	407,517	6,055,703
Sonus Networks, Inc. (a)	955,321	2,006,174
		55,474,653
Computers & Peripherals - 1.6%
NCR Corp. (a)	611,000	16,661,970
Quantum Corp. (a)	9,868,411	14,111,828
Super Micro Computer, Inc. (a)	1,405,512	13,521,025
		44,294,823
Electronic Equipment & Components - 0.9%
Fabrinet (a)	1,095,041	15,034,913
InvenSense, Inc. (a)	1,074,181	10,011,367
		25,046,280
Internet Software & Services - 1.4%
Bankrate, Inc. (a)	1,380,450	18,608,466
EarthLink, Inc.	698,166	3,972,565
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Unwired Planet, Inc. (a)	1,285,679	$ 2,545,644
Web.com Group, Inc. (a)	817,897	14,231,408
		39,358,083
IT Services - 3.9%
Euronet Worldwide, Inc. (a)	910,017	27,782,819
ExlService Holdings, Inc. (a)	693,962	22,637,040
Genpact Ltd.	468,784	8,719,382
Heartland Payment Systems, Inc.	339,320	11,160,235
Pactera Technology International Ltd. ADR	931,336	4,740,500
Sapient Corp. (a)	2,335,109	27,274,073
ServiceSource International, Inc. (a)	1,448,912	9,273,037
		111,587,086
Semiconductors & Semiconductor Equipment - 2.2%
Atmel Corp. (a)	960,400	6,213,788
Entegris, Inc. (a)	1,308,223	12,401,954
Integrated Device Technology, Inc. (a)	1,087,838	7,734,528
Monolithic Power Systems, Inc.	259,777	6,265,821
RF Micro Devices, Inc. (a)	1,357,750	7,616,978
Skyworks Solutions, Inc. (a)	654,758	14,450,509
Spreadtrum Communications, Inc. ADR	345,482	7,552,237
		62,235,815
Software - 3.5%
BroadSoft, Inc. (a)	403,790	10,320,872
MICROS Systems, Inc. (a)	431,307	18,291,730
Nuance Communications, Inc. (a)	1,152,117	21,936,308
Parametric Technology Corp. (a)	732,080	17,577,241
Solera Holdings, Inc.	150,910	8,689,398
Synchronoss Technologies, Inc. (a)	311,710	8,833,861
Verint Systems, Inc. (a)	405,163	13,386,586
		99,035,996
TOTAL INFORMATION TECHNOLOGY		437,032,736
MATERIALS - 4.9%
Chemicals - 2.1%
Axiall Corp.	414,294	21,729,720
Cabot Corp.	392,394	14,738,319
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Kraton Performance Polymers, Inc. (a)	511,739	$ 11,621,593
Zoltek Companies, Inc. (a)(d)	848,000	11,202,080
		59,291,712
Construction Materials - 0.6%
Eagle Materials, Inc.	237,829	16,112,915
Containers & Packaging - 0.5%
Silgan Holdings, Inc.	309,733	14,826,919
Metals & Mining - 1.4%
Carpenter Technology Corp.	243,841	10,963,091
Worthington Industries, Inc.	857,406	27,591,325
		38,554,416
Paper & Forest Products - 0.3%
Canfor Corp. (a)	473,700	9,892,946
TOTAL MATERIALS		138,678,908
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Towerstream Corp. (a)(d)(e)	4,168,342	10,004,021
UTILITIES - 2.8%
Electric Utilities - 2.2%
Cleco Corp.	418,700	20,734,024
IDACORP, Inc.	145,716	7,170,684
PNM Resources, Inc.	703,851	16,899,463
Portland General Electric Co.	524,682	16,920,995
		61,725,166
Gas Utilities - 0.6%
Atmos Energy Corp.	407,494	18,080,509
TOTAL UTILITIES		79,805,675
TOTAL COMMON STOCKS (Cost $2,205,436,098)		2,714,543,529
Convertible Preferred Stocks - 0.1%
	Shares	Value
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Agios Pharmaceuticals, Inc. Series C (a)(g) (Cost $1,738,254)	353,944	$ 1,738,254
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.05% 7/5/13 to 7/18/13 (f) (Cost $1,239,896)	$ 1,240,000	1,239,927
Money Market Funds - 6.8%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	90,736,024	90,736,024
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	100,995,268	100,995,268
TOTAL MONEY MARKET FUNDS (Cost $191,731,292)		191,731,292
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $2,400,145,540)		2,909,253,002
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(83,420,439)
NET ASSETS - 100%		$ 2,825,832,563
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
245 Russell 2000 Mini Index Contracts	June 2013	$ 23,154,950	$ 457,941
The face value of futures purchased as a percentage of net assets is 0.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,239,927.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,738,254 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Agios Pharmaceuticals, Inc. Series C	11/16/11	$ 1,738,254
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 118,093
Fidelity Securities Lending Cash Central Fund	2,011,040
Total	$ 2,129,133
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Biodelivery Sciences International, Inc.	$ 8,128,124	$ 891,548	$ 2,846,353	$ -	$ -
MEI Pharma, Inc.	-	7,231,527	672,904	-	8,398,091
Towerstream Corp.	-	14,684,969	1,129,437	-	10,004,021
Total	$ 8,128,124	$ 22,808,044	$ 4,648,694	$ -	$ 18,402,112
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 398,808,725	$ 398,808,725	$ -	$ -
Consumer Staples	96,967,671	96,967,671	-	-
Energy	171,234,956	171,234,956	-	-
Financials	634,605,326	634,605,326	-	-
Health Care	343,394,009	341,655,755	-	1,738,254
Industrials	405,749,756	405,749,756	-	-
Information Technology	437,032,736	437,032,736	-	-
Materials	138,678,908	138,678,908	-	-
Telecommunication Services	10,004,021	10,004,021	-	-
Utilities	79,805,675	79,805,675	-	-
U.S. Government and Government Agency Obligations	1,239,927	-	1,239,927	-
Money Market Funds	191,731,292	191,731,292	-	-
Total Investments in Securities:	$ 2,909,253,002	$ 2,906,274,821	$ 1,239,927	$ 1,738,254
Derivative Instruments:
Assets
Futures Contracts	$ 457,941	$ 457,941	$ -	$ -
Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $2,401,059,903. Net unrealized appreciation aggregated $508,193,099, of which $586,356,035 related to appreciated investment securities and $78,162,936 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Real Estate Income Fund

April 30, 2013

1.800347.109

REI-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 29.9%
	Shares	Value
CONSUMER DISCRETIONARY - 0.7%
Hotels, Restaurants & Leisure - 0.3%
Hyatt Hotels Corp. Class A (a)	248,000	$ 10,584,640
Household Durables - 0.4%
NVR, Inc. (a)	6,700	6,901,000
Standard Pacific Corp. (a)(f)	560,795	5,075,195
Stanley Martin Communities LLC Class B (a)	4,620	4,355,921
Toll Brothers, Inc. (a)	82,100	2,816,851
		19,148,967
TOTAL CONSUMER DISCRETIONARY		29,733,607
FINANCIALS - 27.8%
Capital Markets - 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	549,700	6,255,586
Real Estate Investment Trusts - 26.8%
Acadia Realty Trust (SBI)	2,078,249	59,334,009
AG Mortgage Investment Trust, Inc.	469,500	12,145,965
American Campus Communities, Inc.	463,400	20,686,176
American Residential Properties, Inc. (h)	574,941	10,866,385
American Tower Corp.	313,200	26,305,668
AmREIT, Inc. Class B	200,000	3,802,000
Anworth Mortgage Asset Corp.	1,120,710	7,071,680
Apartment Investment & Management Co. Class A	1,230,700	38,287,077
Arbor Realty Trust, Inc. (g)	2,673,575	20,639,999
Associated Estates Realty Corp.	727,208	12,995,207
AvalonBay Communities, Inc.	194,000	25,809,760
Aviv REIT, Inc.	69,300	1,780,317
BioMed Realty Trust, Inc.	649,400	14,617,994
Boardwalk (REIT)	126,200	8,251,322
Canadian (REIT)	131,600	6,226,981
CapLease, Inc.	2,956,300	20,753,226
CBL & Associates Properties, Inc.	1,762,973	42,558,168
Cedar Shopping Centers, Inc.	921,410	5,906,238
Chartwell Retirement Residence	459,700	5,206,389
Chartwell Retirement Residence (h)	78,500	889,061
Chesapeake Lodging Trust	513,600	12,151,776
CommonWealth REIT	194,400	4,340,952
CyrusOne, Inc.	122,600	2,941,174
Cys Investments, Inc.	1,585,439	19,707,007
DCT Industrial Trust, Inc.	1,235,100	9,670,833
DiamondRock Hospitality Co.	623,300	6,220,534
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Digital Realty Trust, Inc.	157,400	$ 11,099,848
Douglas Emmett, Inc.	836,300	21,885,971
DuPont Fabros Technology, Inc.	316,600	7,959,324
Dynex Capital, Inc.	1,893,043	20,350,212
EastGroup Properties, Inc.	134,800	8,501,836
Education Realty Trust, Inc.	402,600	4,424,574
Equity Lifestyle Properties, Inc.	1,030,630	83,738,688
Equity Residential (SBI)	317,700	18,445,662
Excel Trust, Inc.	1,333,928	20,315,723
First Potomac Realty Trust	1,349,015	21,584,240
Glimcher Realty Trust	1,192,200	14,950,188
H&R REIT/H&R Finance Trust	284,100	6,979,478
Hatteras Financial Corp.	185,000	5,056,050
HCP, Inc.	215,400	11,480,820
Highwoods Properties, Inc. (SBI)	209,500	8,595,785
Lexington Corporate Properties Trust	3,246,382	41,586,153
LTC Properties, Inc.	471,813	21,939,305
MFA Financial, Inc.	10,998,493	101,956,030
Mid-America Apartment Communities, Inc.	305,000	20,962,650
Monmouth Real Estate Investment Corp. Class A	249,773	2,657,585
National Retail Properties, Inc.	195,700	7,765,376
Newcastle Investment Corp.	1,617,600	18,327,408
NorthStar Realty Finance Corp. (f)	1,450,900	14,465,473
Parkway Properties, Inc.	135,008	2,461,196
Piedmont Office Realty Trust, Inc. Class A	859,100	17,628,732
Prologis, Inc.	732,787	30,740,415
RAIT Financial Trust (f)	348,852	2,979,196
Rayonier, Inc.	268,200	15,936,444
Redwood Trust, Inc.	280,000	6,389,600
Retail Properties America, Inc.	897,650	13,743,022
Select Income (REIT)	333,500	9,514,755
Senior Housing Properties Trust (SBI)	845,400	24,034,722
Silver Bay Realty Trust Corp.	1	19
Simon Property Group, Inc.	73,500	13,088,145
Stag Industrial, Inc.	864,169	19,046,285
Summit Hotel Properties, Inc.	692,000	6,913,080
Terreno Realty Corp.	689,959	12,985,028
Two Harbors Investment Corp.	685,180	8,208,456
Ventas, Inc.	966,746	76,981,984
Washington (REIT) (SBI)	471,900	13,477,464
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Whitestone REIT Class B (f)	183,267	$ 3,023,906
WP Carey, Inc. (f)	173,600	12,242,272
		1,183,588,998
Real Estate Management & Development - 0.5%
Altisource Residential Corp. Class B (a)	200,000	3,800,000
Brookfield Asset Management, Inc. Class A	232,000	8,955,760
Kennedy-Wilson Holdings, Inc.	664,021	11,042,669
		23,798,429
Thrifts & Mortgage Finance - 0.4%
Home Loan Servicing Solutions Ltd.	683,094	15,472,079
TOTAL FINANCIALS		1,229,115,092
HEALTH CARE - 1.1%
Health Care Providers & Services - 1.1%
Brookdale Senior Living, Inc. (a)	1,277,700	32,951,883
Emeritus Corp. (a)	532,174	13,676,872
		46,628,755
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
SBA Communications Corp. Class A (a)	153,000	12,085,470
TOTAL COMMON STOCKS (Cost $1,034,480,472)		1,317,562,924
Preferred Stocks - 13.6%

Convertible Preferred Stocks - 1.0%
FINANCIALS - 1.0%
Real Estate Investment Trusts - 1.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%	95,000	2,618,438
CommonWealth REIT 6.50%	396,216	9,402,206
Excel Trust, Inc. 7.00% (h)	248,200	6,773,797
Health Care REIT, Inc. Series I, 6.50%	46,800	3,131,210
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Lexington Corporate Properties Trust Series C, 6.50%	388,432	$ 19,308,955
Ramco-Gershenson Properties Trust (SBI) Series D, 7.25%	40,000	2,568,800
		43,803,406
Nonconvertible Preferred Stocks - 12.6%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Red Lion Hotels Capital Trust 9.50%	163,225	4,297,714
Household Durables - 0.0%
M/I Homes, Inc. Series A, 9.75% (a)	18,350	461,503
TOTAL CONSUMER DISCRETIONARY		4,759,217
FINANCIALS - 12.5%
Capital Markets - 0.1%
Arlington Asset Investment Corp. 6.625%	168,472	4,127,564
Real Estate Investment Trusts - 11.9%
AG Mortgage Investment Trust, Inc. 8.00%	324,817	8,234,111
American Capital Agency Corp. 8.00%	200,000	5,340,000
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	120,300	12
Series B, 9.25% (a)	124,100	12
Annaly Capital Management, Inc.:
Series A, 7.875%	134,900	3,520,890
Series C, 7.625%	77,837	2,015,978
Series D, 7.50%	213,116	5,474,950
Anworth Mortgage Asset Corp. Series A, 8.625%	309,630	8,003,936
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%	375,101	9,977,687
Apollo Residential Mortgage, Inc. Series A, 8.00%	279,276	7,121,538
Arbor Realty Trust, Inc. Series A, 8.25% (g)	189,089	4,914,423
Armour Residential REIT, Inc. Series B, 7.875%	153,654	3,878,227
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	27,000	685,800
Series E, 9.00%	85,751	2,389,880
Boston Properties, Inc. 5.25%	50,000	1,273,000
Campus Crest Communities, Inc. Series A, 8.00%	248,431	6,804,525
CapLease, Inc.:
Series A, 8.125%	70,306	1,782,257
Series B, 8.375%	439,766	12,128,746
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
CapLease, Inc.: - continued
Series C, 7.25%	210,000	$ 5,680,500
CBL & Associates Properties, Inc.:
7.375%	289,876	7,365,749
Series E, 6.625%	95,000	2,470,000
Cedar Shopping Centers, Inc. Series B, 7.25%	326,128	8,547,815
CenterPoint Properties Trust Series D, 5.377%	3,575	2,180,750
Chesapeake Lodging Trust Series A, 7.75%	266,916	7,230,754
Colony Financial, Inc. Series A, 8.50%	282,171	7,666,586
CommonWealth REIT 7.50%	93,300	2,020,878
Coresite Realty Corp. Series A, 7.25%	258,224	6,755,140
Corporate Office Properties Trust Series L, 7.375%	80,000	2,160,000
Cousins Properties, Inc. Series A, 7.75%	245,420	6,130,592
CubeSmart Series A, 7.75%	40,000	1,100,000
Cys Investments, Inc.:
Series A, 7.75%	117,824	2,998,621
Series B, 7.50%	311,567	7,594,446
DDR Corp.:
Series J, 6.50%	237,721	6,126,070
Series K, 6.25%	228,888	5,683,289
Digital Realty Trust, Inc.:
Series E, 7.00%	40,000	1,085,600
Series F, 6.625%	40,000	1,053,200
Series G, 5.875%	145,444	3,633,191
Duke Realty LP Series L, 6.60%	10,666	271,450
Dynex Capital, Inc.:
Series A, 8.50%	362,932	9,592,293
Series B, 7.625%	252,120	6,345,860
Equity Lifestyle Properties, Inc. Series C, 6.75%	800,000	20,696,000
Essex Property Trust, Inc. Series H, 7.125%	40,000	1,071,200
Excel Trust, Inc. Series B, 8.125%	400,000	10,708,000
First Potomac Realty Trust 7.75%	415,296	10,955,508
Gladstone Commercial Corp. Series C, 7.125%	232,238	6,140,373
Glimcher Realty Trust:
6.875%	256,115	6,505,321
Series G, 8.125%	109,192	2,762,558
Series H, 7.50%	198,527	5,185,525
Hatteras Financial Corp. Series A, 7.625%	197,288	4,985,468
Health Care REIT, Inc. Series J, 6.50%	20,000	548,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hersha Hospitality Trust:
Series B, 8.00%	162,538	$ 4,274,749
Series C, 6.875%	50,000	1,288,000
Hospitality Properties Trust:
Series C, 7.00%	109,236	2,757,117
Series D, 7.125%	40,800	1,097,520
Hudson Pacific Properties, Inc. 8.375%	394,069	10,407,362
Inland Real Estate Corp. Series A, 8.125%	423,500	11,409,090
Invesco Mortgage Capital, Inc. Series A, 7.75%	113,342	2,919,690
Investors Real Estate Trust Series B, 7.95%	126,572	3,387,067
iStar Financial, Inc.:
Series E, 7.875%	156,008	3,775,394
Series F, 7.80%	179,421	4,309,692
Kilroy Realty Corp. Series G, 6.875%	40,000	1,081,200
Kite Realty Group Trust 8.25%	96,100	2,602,388
LaSalle Hotel Properties:
Series G, 7.25%	42,026	1,054,853
Series H, 7.50%	126,308	3,368,634
Series I, 6.375%	192,698	4,900,310
LBA Realty Fund II:
Series A, 8.75% (a)	69,000	2,760,000
Series B, 7.625% (a)	31,240	609,180
MFA Financial, Inc.:
8.00%	538,930	14,276,256
Series A, 8.50%	485,381	12,251,016
Series B, 7.50%	567,024	14,289,005
Monmouth Real Estate Investment Corp.:
7.625%	80,000	2,060,800
Series B, 7.875%	95,000	2,539,350
National Retail Properties, Inc. Series D, 6.625%	62,437	1,695,789
Newcastle Investment Corp. Series B, 9.75%	34,530	928,857
NorthStar Realty Finance Corp.:
Series B, 8.25%	225,708	5,669,785
Series C, 8.875%	275,338	7,114,734
Series D, 8.50%	161,601	4,069,113
Pebblebrook Hotel Trust:
Series A, 7.875%	372,000	9,858,000
Series B, 8.00%	185,085	4,960,278
Series C, 6.50%	178,160	4,484,287
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Pennsylvania (REIT) 7.375%	76,510	$ 2,018,334
Prologis, Inc. Series Q, 8.54%	94,446	6,106,529
PS Business Parks, Inc.:
5.70%	132,138	3,335,163
6.875%	50,000	1,334,500
Series S, 6.45%	70,536	1,885,427
Regency Centers Corp. Series 6, 6.625%	62,261	1,672,330
Retail Properties America, Inc. 7.00%	194,782	4,998,106
Sabra Health Care REIT, Inc. Series A, 7.125% (a)	200,000	5,140,000
Saul Centers, Inc.:
8.00%	38,072	987,207
Series C, 6.875%	315,478	8,328,619
Stag Industrial, Inc.:
Series A, 9.00%	280,000	7,733,600
Series B, 6.625% (a)	80,000	2,004,800
Strategic Hotel & Resorts, Inc.:
Series A, 8.50%	92,323	2,316,384
Series B, 8.25%	80,000	1,999,200
Summit Hotel Properties, Inc.:
Series A, 9.25%	138,340	3,827,868
Series B, 7.875%	190,173	4,992,041
Series C, 7.125% (a)	153,212	3,943,677
Sun Communities, Inc. Series A, 7.125%	360,000	9,316,800
Sunstone Hotel Investors, Inc. Series D, 8.00%	60,362	1,600,800
Taubman Centers, Inc. Series K, 6.25%	96,120	2,475,090
Terreno Realty Corp. Series A 7.75%	213,690	5,694,839
UMH Properties, Inc. Series A, 8.25%	600,000	16,434,000
Urstadt Biddle Properties, Inc. Series F, 7.125%	210,000	5,541,900
Vornado Realty LP 7.875%	54,682	1,493,912
Weingarten Realty Investors (SBI) Series F, 6.50%	116,230	2,935,970
Winthrop Realty Trust:
7.75%	540,000	14,050,800
Series D, 9.25%	65,000	1,814,150
		526,978,271
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Management & Development - 0.5%
Forest City Enterprises, Inc. 7.375%	657,000	$ 16,608,960
Kennedy-Wilson, Inc. 7.75%	141,574	3,688,003
		20,296,963
TOTAL FINANCIALS		551,402,798
TOTAL NONCONVERTIBLE PREFERRED STOCKS		556,162,015
TOTAL PREFERRED STOCKS (Cost $572,900,815)		599,965,421
Corporate Bonds - 20.2%
		Principal Amount (e)
Convertible Bonds - 2.9%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 4,510,000	4,374,700
Household Durables - 0.0%
M/I Homes, Inc. 3% 3/1/18		1,790,000	1,918,522
TOTAL CONSUMER DISCRETIONARY			6,293,222
FINANCIALS - 2.8%
Diversified Financial Services - 0.2%
IAS Operating Partnership LP 5% 3/15/18 (h)		10,600,000	10,699,375
Real Estate Investment Trusts - 2.2%
Annaly Capital Management, Inc. 5% 5/15/15		34,396,000	35,707,348
Ares Commercial Real Estate Corp. 7% 12/15/15 (h)		9,700,000	9,841,620
CapLease, Inc. 7.5% 10/1/27 (h)		5,180,000	5,180,000
Colony Financial, Inc. 5% 4/15/23		9,000,000	9,962,100
Northstar Realty Finance LP 8.875% 6/15/32 (h)		6,790,000	11,343,544
Pennymac Corp. 5.375% 5/1/20 (h)		4,000,000	4,062,500
ProLogis LP 2.625% 5/15/38		1,500,000	1,500,075
Redwood Trust, Inc. 4.625% 4/15/18		8,500,000	9,573,550
Starwood Property Trust, Inc. 4.55% 3/1/18		7,000,000	7,749,000
			94,919,737
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - 0.4%
Corporate Office Properties LP 4.25% 4/15/30 (h)		$ 9,460,000	$ 9,950,738
Forestar Group, Inc. 3.75% 3/1/20		5,000,000	5,883,000
Grubb & Ellis Co. 7.95% 5/1/15 (d)(h)		5,500,000	11,000
			15,844,738
TOTAL FINANCIALS			121,463,850
TOTAL CONVERTIBLE BONDS			127,757,072
Nonconvertible Bonds - 17.3%
CONSUMER DISCRETIONARY - 5.9%
Hotels, Restaurants & Leisure - 0.6%
CityCenter Holdings LLC/CityCenter Finance Corp. 7.625% 1/15/16		3,505,000	3,763,669
FelCor Lodging LP:
5.625% 3/1/23 (h)		2,000,000	2,072,500
6.75% 6/1/19		5,875,000	6,418,438
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		1,700,000	1,921,000
RHP Hotel Properties LP/RHP Finance Co. 5% 4/15/21 (h)		2,000,000	2,050,000
Times Square Hotel Trust 8.528% 8/1/26 (h)		8,796,891	11,918,125
			28,143,732
Household Durables - 4.9%
Ashton Woods USA LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (h)		10,000,000	10,350,000
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (h)		1,615,000	1,736,125
D.R. Horton, Inc. 4.75% 5/15/17		2,000,000	2,145,000
KB Home:
5.875% 1/15/15		7,000,000	7,385,000
7.25% 6/15/18		7,420,000	8,291,850
8% 3/15/20		8,465,000	9,904,050
9.1% 9/15/17		17,595,000	21,026,025
Lennar Corp.:
4.125% 12/1/18 (h)		5,520,000	5,630,400
5.6% 5/31/15		6,000,000	6,450,000
6.5% 4/15/16		4,000,000	4,455,000
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Lennar Corp.: - continued
6.95% 6/1/18		$ 14,280,000	$ 16,368,450
M/I Homes, Inc. 8.625% 11/15/18		26,055,000	28,921,050
Meritage Homes Corp.:
7% 4/1/22		7,525,000	8,446,813
7.15% 4/15/20		7,060,000	7,960,150
Ryland Group, Inc.:
6.625% 5/1/20		1,555,000	1,716,331
8.4% 5/15/17		5,420,000	6,490,450
Standard Pacific Corp.:
7% 8/15/15		4,000,000	4,200,000
8.375% 5/15/18		28,983,000	34,489,770
10.75% 9/15/16		8,415,000	10,497,713
Toll Brothers Finance Corp.:
4.375% 4/15/23		3,230,000	3,310,750
5.875% 2/15/22		1,550,000	1,751,500
William Lyon Homes, Inc. 8.5% 11/15/20 (h)		11,130,000	12,465,600
			213,992,027
Media - 0.2%
Clear Channel Worldwide Holdings, Inc. 7.625% 3/15/20		7,000,000	7,472,500
Multiline Retail - 0.2%
Sears Holdings Corp. 6.625% 10/15/18		9,820,000	9,746,350
TOTAL CONSUMER DISCRETIONARY			259,354,609
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20		907,635	1,033,569
C&S Group Enterprises LLC 8.375% 5/1/17 (h)		3,520,000	3,784,000
			4,817,569
FINANCIALS - 9.9%
Diversified Financial Services - 0.5%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (h)		4,755,000	4,921,425
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		$ 10,820,000	$ 11,266,325
8% 1/15/18		5,240,000	5,633,000
			21,820,750
Real Estate Investment Trusts - 6.5%
American Campus Communities Operating Partnership LP 3.75% 4/15/23		2,505,000	2,631,270
Camden Property Trust 5% 6/15/15		1,100,000	1,188,270
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		2,526,000	2,818,571
6.25% 6/15/14		8,355,000	8,810,807
CubeSmart LP 4.8% 7/15/22		2,000,000	2,235,264
Developers Diversified Realty Corp.:
5.5% 5/1/15		4,000,000	4,324,668
7.5% 4/1/17		6,000,000	7,203,792
7.5% 7/15/18		8,756,000	10,890,266
7.875% 9/1/20		4,637,000	6,017,022
9.625% 3/15/16		3,836,000	4,675,908
Duke Realty LP 6.25% 5/15/13		750,000	751,379
Equity One, Inc.:
5.375% 10/15/15		3,500,000	3,817,853
6.25% 1/15/17		3,000,000	3,424,071
Equity Residential 5.125% 3/15/16		7,201,000	8,025,702
Health Care Property Investors, Inc.:
5.625% 5/1/17		2,980,000	3,441,581
6% 6/15/14		2,340,000	2,467,923
6% 3/1/15		1,000,000	1,086,292
7.072% 6/8/15		1,500,000	1,660,004
Health Care REIT, Inc.:
3.625% 3/15/16		7,685,000	8,173,113
4.125% 4/1/19		2,000,000	2,191,398
6% 11/15/13		1,000,000	1,027,570
6.2% 6/1/16		2,750,000	3,154,498
Healthcare Realty Trust, Inc.:
3.75% 4/15/23		4,022,000	4,086,465
5.75% 1/15/21		3,095,000	3,612,905
6.5% 1/17/17		2,875,000	3,317,373
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Highwoods/Forsyth LP:
3.625% 1/15/23		$ 1,607,000	$ 1,612,324
5.85% 3/15/17		2,800,000	3,157,020
Hospitality Properties Trust:
5% 8/15/22		3,177,000	3,451,108
5.625% 3/15/17		915,000	1,013,461
7.875% 8/15/14		1,000,000	1,050,552
HRPT Properties Trust:
5.75% 11/1/15		4,826,000	5,157,435
6.25% 8/15/16		9,675,000	10,560,108
6.25% 6/15/17		1,055,000	1,166,838
6.65% 1/15/18		4,246,000	4,821,855
iStar Financial, Inc.:
5.85% 3/15/17		3,587,000	3,676,675
5.875% 3/15/16		34,260,000	35,973,000
5.95% 10/15/13		7,330,000	7,439,950
6.05% 4/15/15		14,630,000	15,361,500
7.125% 2/15/18		5,725,000	6,068,500
9% 6/1/17		9,175,000	10,459,500
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22		3,610,000	3,907,825
6.875% 5/1/21		2,000,000	2,180,000
National Retail Properties, Inc. 3.3% 4/15/23		2,000,000	2,001,156
Nationwide Health Properties, Inc. 6% 5/20/15		5,670,000	6,253,897
Omega Healthcare Investors, Inc.:
6.75% 10/15/22		2,115,000	2,352,938
7.5% 2/15/20		1,000,000	1,115,000
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		1,750,000	1,846,492
Potlatch Corp. 7.5% 11/1/19		1,000,000	1,180,000
ProLogis LP:
6.625% 5/15/18		6,480,000	7,871,800
7.625% 7/1/17		4,690,000	5,464,793
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		2,000,000	2,507,600
Senior Housing Properties Trust:
4.3% 1/15/16		5,000,000	5,242,025
6.75% 4/15/20		13,624,000	15,840,175
6.75% 12/15/21		8,000,000	9,406,616
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
United Dominion Realty Trust, Inc.:
5.13% 1/15/14		$ 2,520,000	$ 2,592,856
5.25% 1/15/15		1,000,000	1,065,988
5.25% 1/15/16		4,000,000	4,394,468
			287,227,420
Real Estate Management & Development - 2.8%
AMB Property LP 5.9% 8/15/13		400,000	405,469
BioMed Realty LP 3.85% 4/15/16		2,000,000	2,125,694
Brandywine Operating Partnership LP:
5.4% 11/1/14		6,750,000	7,167,508
7.5% 5/15/15		1,000,000	1,119,472
CB Richard Ellis Services, Inc.:
5% 3/15/23		6,020,000	6,163,276
6.625% 10/15/20		1,205,000	1,316,463
11.625% 6/15/17		1,500,000	1,603,500
Colonial Properties Trust 6.25% 6/15/14		3,094,000	3,261,014
Colonial Realty LP 6.05% 9/1/16		2,500,000	2,815,025
ERP Operating LP 5.25% 9/15/14		4,815,000	5,115,085
Forest City Enterprises, Inc. 6.5% 2/1/17		17,420,000	16,984,500
Host Hotels & Resorts LP:
5.25% 3/15/22		2,000,000	2,230,000
5.875% 6/15/19		2,725,000	3,017,938
Kennedy-Wilson, Inc.:
8.75% 4/1/19		12,700,000	13,954,125
8.75% 4/1/19 (h)		7,710,000	8,471,363
Realogy Corp.:
7.875% 2/15/19 (h)		7,085,000	7,908,631
9% 1/15/20 (h)		1,920,000	2,275,200
Regency Centers LP:
5.25% 8/1/15		4,509,000	4,890,001
5.875% 6/15/17		400,000	460,505
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25% 4/15/21 (h)		4,000,000	4,120,000
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		2,490,000	2,661,312
Ventas Realty LP/Ventas Capital Corp.:
2.7% 4/1/20		3,000,000	3,048,972
3.125% 11/30/15		13,807,000	14,586,806
3.25% 8/15/22		2,000,000	2,038,818
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP/Ventas Capital Corp.: - continued
4% 4/30/19		$ 2,262,000	$ 2,490,032
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23 (h)		2,460,000	2,558,400
Wells Operating Partnership II LP 5.875% 4/1/18		3,000,000	3,358,067
			126,147,176
Thrifts & Mortgage Finance - 0.1%
Wrightwood Capital LLC 1.9% 4/20/20 (d)		3,924,493	3,002,238
TOTAL FINANCIALS			438,197,584
HEALTH CARE - 1.1%
Health Care Equipment & Supplies - 0.3%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		10,410,000	11,398,950
Health Care Providers & Services - 0.8%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		33,008,000	35,978,720
TOTAL HEALTH CARE			47,377,670
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Iron Mountain, Inc. 5.75% 8/15/24		4,235,000	4,362,050
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17 (h)		3,050,000	3,168,188
TOTAL INDUSTRIALS			7,530,238
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Cyrusone LP/Cyrusone Finance Corp. 6.375% 11/15/22 (h)		3,000,000	3,172,500
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Crown Castle International Corp. 5.25% 1/15/23		$ 4,000,000	$ 4,180,000
TOTAL NONCONVERTIBLE BONDS			764,630,170
TOTAL CORPORATE BONDS (Cost $813,842,393)			892,387,242
Asset-Backed Securities - 3.0%

Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5592% 3/23/19 (h)(j)		175,535	173,868
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 1.6992% 3/20/50 (h)(j)		2,250,000	109,350
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (h)		2,235,851	2,239,876
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.5294% 1/20/37 (h)(j)		657,359	628,600
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (h)		1,096,268	1,063,380
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.5304% 4/7/52 (h)(j)		9,486,694	8,443,158
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33		500,000	443,204
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (h)		226,800	227,084
Class B2, 1.6336% 12/28/35 (h)(j)		227,523	225,247
Class D, 9% 12/28/35 (h)		525,651	391,663
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (h)		1,050,328	787,746
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		9,500,000	9,164,042
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6516% 11/28/39 (h)(j)		582,529	17,476
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27		1,788,179	1,698,743
Series 1997-3 Class M1, 7.53% 3/15/28		7,293,450	6,349,710
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7002% 6/25/35 (j)(l)		787,807	32,099
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 1.7502% 8/26/30 (h)(j)		$ 735,000	$ 694,649
Class E, 2.2002% 8/26/30 (h)(j)		1,517,957	956,313
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		1,100,082	527,336
Merit Securities Corp. Series 13 Class M1, 7.8859% 12/28/33 (j)		1,923,000	2,071,061
Mesa West Capital CDO Ltd.:
Series 2007-1A Class A2, 0.4902% 2/25/47 (h)(j)		15,000,000	14,062,500
Series 2007-1A Class A1, 0.4602% 2/25/47 (h)(j)		8,762,456	8,472,200
N-Star Real Estate CDO Ltd. Series 1A Class C1B, 7.696% 8/28/38 (h)		899,989	773,990
Newcastle Investment Trust Series 2011-MH1 Class A, 2.45% 12/10/33 (h)		2,431,144	2,483,051
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class D, 5.194% 7/24/39 (h)		1,532,040	1,535,104
Prima Capital Ltd. Series 2006-CR1A Class A2, 5.533% 12/28/48 (h)		9,302,588	9,488,640
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.9455% 2/5/36 (h)(j)		3,666,283	367
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7841% 9/25/26 (h)(j)		2,000,000	1,210,000
Series 2006-1A:
Class A1A, 0.5441% 9/25/26 (h)(j)		12,479,952	12,296,497
Class A1B, 0.6141% 9/25/26 (h)(j)		22,506,000	20,489,462
Class A2A, 0.5041% 9/25/26 (h)(j)		2,257,861	2,252,893
Class A2B, 0.5941% 9/25/26 (h)(j)		1,550,000	1,462,115
Class B, 0.6441% 9/25/26 (h)(j)		890,000	797,885
Class C 0.8141% 9/25/26 (h)(j)		3,830,000	3,395,295
Class F, 1.4341% 9/25/26 (h)(j)		2,713,000	2,378,216
Class G, 1.6341% 9/25/26 (h)(j)		1,599,000	1,388,572
Class H, 1.9341% 9/25/26 (h)(j)		1,535,000	1,325,319
Class J, 3.0341% 9/25/26 (h)(j)		1,500,000	1,299,000
Class K, 3.5341% 9/25/26 (h)(j)		2,475,000	2,119,095
Class L, 4.2841% 9/25/26 (h)(j)		1,500,000	1,297,200
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.6091% 11/21/40 (h)(j)		8,832,497	8,125,897
Class F, 2.2391% 11/21/40 (h)(j)		250,000	50,000
TOTAL ASSET-BACKED SECURITIES (Cost $128,660,649)			132,947,903
Collateralized Mortgage Obligations - 0.4%
		Principal Amount (e)	Value
Private Sponsor - 0.4%
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.3787% 6/15/22 (h)(j)		$ 1,797,292	$ 1,774,495
Countrywide Home Loans, Inc.:
Series 2002-38 Class B3, 5% 2/25/18 (h)		49,175	16,744
Series 2002-R2 Class 2B3, 3.6669% 7/25/33 (h)(j)		199,615	102,743
Series 2003-40 Class B3, 4.5% 10/25/18 (h)		83,810	17,331
Series 2003-R3:
Class B2, 5.5% 11/25/33 (h)		1,306,762	250,313
Class B3, 5.5% 11/25/33		118,598	7,003
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (h)(j)		104,122	5,504
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.4359% 4/25/20 (h)(j)		3,200,000	3,703,923
Series 2010-K6 Class B, 5.3654% 12/25/46 (h)(j)		4,500,000	5,174,492
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (h)		7,120,000	7,383,212
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B9, 12.1503% 7/10/35 (h)(j)		244,202	204,300
Series 2005-A Class B6, 2.2003% 3/10/37 (h)(j)		1,087,061	5,870
Series 2005-B Class B6, 1.8003% 6/10/37 (h)(j)		232,828	93
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (h)		27,723	24,202
RESIX Finance Ltd. floater:
Series 2003-D Class B8, 6.7003% 12/10/35 (h)(j)		237,743	113,689
Series 2004-A Class B7, 4.4503% 2/10/36 (h)(j)		267,333	147,113
Series 2004-B Class B7, 4.2003% 2/10/36 (h)(j)		317,267	162,441
TOTAL PRIVATE SPONSOR			19,093,468
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (l)		143,707	78,027
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.1885% 2/25/42 (h)(j)		95,595	55,979
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42 (l)		216,345	54,591
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
U.S. Government Agency - continued
Fannie Mae REMIC Trust: - continued
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 3.2088% 6/25/43 (h)(j)		$ 143,584	$ 58,307
Series 2003-W4 subordinate REMIC pass thru certificates, Class 2B3, 3.174% 10/25/42 (h)(j)		62,131	33,212
TOTAL U.S. GOVERNMENT AGENCY			280,116
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $20,297,663)			19,373,584
Commercial Mortgage Securities - 13.6%

ACGS Series 2004-1 Class P, 7.4605% 8/1/19 (l)		3,608,325	3,538,977
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (h)		2,000,000	2,416,243
Banc of America Commercial Mortgage Trust:
Series 2005-1 Class CJ, 5.196% 11/10/42 (j)		3,580,000	3,829,336
Series 2005-6 Class AJ, 5.1877% 9/10/47 (j)		5,000,000	5,465,805
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 2.499% 11/15/15 (h)(j)		102,774,527	103,569,068
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.1987% 3/15/22 (h)(j)		760,684	517,265
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.6987% 8/15/17 (h)(j)		4,900,000	5,212,620
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4502% 3/11/39 (j)		5,700,000	5,940,780
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22 Class B, 5.5811% 4/12/38 (h)(j)		2,520,000	2,662,554
COMM Mortgage Trust Series 2012-CR5 Class D, 4.3353% 12/10/45 (h)(j)		2,000,000	2,035,032
COMM pass-thru certificates:
floater Series 2006-FL12:
Class AJ, 0.3287% 12/15/20 (h)(j)		8,000,000	7,666,040
Class B, 0.3687% 12/15/20 (h)(j)		2,825,274	2,697,162
sequential payer Series 2004-RS1 Class A, 5.648% 3/3/41 (h)		3,503,241	3,534,770
Commercial Mortgage Trust pass-thru certificates:
Series 2005-C6 Class AJ, 5.209% 6/10/44 (j)		5,000,000	5,409,405
Series 2012-CR1:
Class C, 5.547% 5/15/45		1,000,000	1,153,475
Class D, 5.547% 5/15/45 (h)		2,050,000	2,155,052
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Commercial Mortgage Trust pass-thru certificates: - continued
Series 2012-CR2: - continued
Class D, 4.8586% 8/15/45 (h)(j)		$ 4,500,000	$ 4,687,074
Class E, 4.8586% 8/15/45 (h)(j)		6,000,000	6,134,118
Series 2012-LC4:
Class C, 5.649% 12/10/44 (j)		2,000,000	2,338,796
Class D, 5.824% 12/10/44 (h)(j)		8,000,000	8,639,880
Communication Mortgage Trust Series 2011-THL:
Class E, 5.949% 6/9/28 (h)		3,690,000	3,796,132
Class F, 4.867% 6/9/28 (h)		11,090,000	10,359,746
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1 Class F, 6% 5/17/40 (h)		1,961,065	2,157,307
Series 1998-C2 Class F, 6.75% 11/15/30 (h)		3,000,000	3,158,049
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.5571% 11/10/46 (h)(j)		12,490,000	13,798,602
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		741,763	742,273
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.1969% 6/10/31 (h)(j)		1,476,349	1,476,693
Extended Stay America Trust Series 2013-ESHM Class M, 7.625% 12/5/19 (h)		10,950,000	11,646,827
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.5754% 12/25/43 (j)(k)		12,206,096	1,968,453
Series K012 Class X3, 2.2882% 1/25/41 (j)(k)		21,072,886	3,039,722
Series K013 Class X3, 2.7902% 1/25/43 (j)(k)		14,360,000	2,544,233
Series KAIV Class X2, 3.6147% 6/25/46 (j)(k)		7,430,000	1,700,546
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (h)		8,218,897	8,280,538
GCCFC Commercial Mortgage Trust sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (h)		2,000,000	2,002,814
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class G, 6.75% 4/15/29 (j)		906,496	1,019,459
Series 1999-C3 Class J, 6.974% 8/15/36		1,500,000	1,580,972
Series 2000-C1 Class K, 7% 3/15/33		193,433	147,501
GS Mortgage Securities Corp. II:
floater Series 2007-EOP Class L, 5.4585% 3/6/20 (h)(j)		1,400,000	1,412,547
Series 2010-C1:
Class D, 5.9876% 8/10/43 (h)(j)		4,000,000	4,639,808
Class E, 4% 8/10/43 (h)		3,770,000	3,011,193
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
GS Mortgage Securities Corp. II: - continued
Series 2012-GCJ7:
Class C, 5.7228% 5/10/45 (j)		$ 6,500,000	$ 7,428,793
Class D, 5.7228% 5/10/45 (h)(j)		2,000,000	2,145,668
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (h)		9,185,000	9,249,295
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.2273% 12/10/43 (h)(j)		3,000,000	3,268,122
Series 2011-GC5:
Class C, 5.3083% 8/10/44 (h)(j)		9,000,000	10,379,601
Class D, 5.3083% 8/10/44 (h)(j)		4,000,000	4,258,424
Series 2012-GC6 Class C, 5.6391% 1/10/45 (h)(j)		3,600,000	4,223,431
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-A:
Class G, 6% 10/15/32 (h)(j)		2,036,910	36,732
Class X, 0.6341% 10/15/32 (h)(j)(k)		4,757,212	43,579
Series 2002-C1 Class E, 6.135% 7/12/37 (h)		1,755,362	1,759,740
Series 2009-IWST:
Class C, 7.4458% 12/5/27 (h)(j)		3,000,000	3,729,684
Class D, 7.4458% 12/5/27 (h)(j)		9,550,000	11,328,812
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (h)		9,000,000	9,640,955
Series 2010-CNTR:
Class D, 6.1844% 8/5/32 (h)(j)		4,500,000	5,194,805
Class XB, 0.9311% 8/5/32 (h)(j)(k)		32,655,000	1,583,196
Series 2012-CBX Class C, 5.1895% 6/16/45 (j)		4,530,000	5,102,019
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2005-LDP5 Class AJ, 5.3216% 12/15/44 (j)		3,470,000	3,729,756
Series 2011-C5 Class C, 5.3147% 8/15/46 (h)(j)		6,525,375	7,408,832
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C8:
Class G, 6% 7/15/31 (h)		653,661	657,791
Class H, 6% 7/15/31 (h)		1,424,589	820,945
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (h)		2,328,545	2,366,345
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		2,060,000	2,085,999
Series 2005-C3 Class AJ, 4.843% 7/15/40		6,620,000	7,036,550
Series 2005-C7 Class AJ, 5.323% 11/15/40 (j)		8,000,000	8,646,232
Series 2006-C7 Class AM, 5.378% 11/15/38		2,040,000	2,271,564
Series 2004-C7 Class E, 4.918% 10/15/36		5,120,000	5,320,156
Series 2005-C1 Class E, 4.924% 2/15/40		4,000,000	4,114,288
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2006-C4:
Class AJ, 5.8856% 6/15/38 (j)		$ 7,005,000	$ 7,256,325
Class AM, 5.8856% 6/15/38 (j)		6,700,000	7,606,550
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2007-LLFA Class E, 1.0987% 6/15/22 (h)(j)		6,230,000	6,069,447
LStar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.491% 6/25/43 (h)(j)		4,699,000	4,929,538
Series 2011-1 Class B, 5.491% 6/25/43 (h)(j)		6,165,000	6,491,678
Merrill Lynch Financial Asset, Inc. Series 2005-CA16:
Class F, 4.384% 7/12/37	CAD	710,000	580,206
Class G, 4.384% 7/12/37	CAD	355,000	284,525
Class H, 4.384% 7/12/37	CAD	236,000	185,531
Class J, 4.384% 7/12/37	CAD	355,000	273,772
Class K, 4.384% 7/12/37	CAD	355,000	268,590
Class L, 4.384% 7/12/37	CAD	236,000	175,193
Class M, 4.384% 7/12/37	CAD	995,000	655,403
Merrill Lynch Mortgage Investors Trust Series 1999-C1 Class G, 6.71% 11/15/31 (h)		708,096	325,724
Merrill Lynch Mortgage Trust Series 2006-C1 Class AM, 5.6859% 5/12/39 (j)		1,200,000	1,356,852
Mezz Capital Commercial Mortgage Trust:
sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (h)		2,073,398	1,902,343
Series 2004-C2 Class A, 5.318% 10/15/40 (h)		9,067,514	7,934,074
Series 2004-C1:
Class D, 6.988% 1/15/37 (h)		237,495	24
Class IO, 8.4552% 1/15/37 (h)(j)(k)		2,352,967	108,942
Morgan Stanley BAML Trust Series 2013-C9 Class D, 4.2997% 5/15/46 (i)		5,000,000	4,657,500
Morgan Stanley Capital I Trust:
sequential payer:
Series 2012-C4 Class E, 5.71% 3/15/45 (h)		4,630,000	4,880,895
Series 2006-HQ10 Class AM, 5.36% 11/12/41		8,200,000	9,184,853
Series 1997-RR Class F, 7.4014% 4/30/39 (h)(j)		1,060,296	1,049,693
Series 1998-CF1 Class G, 7.35% 7/15/32 (h)		2,638,902	2,003,233
Series 2005-HQ5 Class B, 5.272% 1/14/42		2,000,000	2,114,376
Series 2005-HQ6 Class AJ, 5.073% 8/13/42 (j)		2,500,000	2,621,068
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		7,500,000	8,535,360
Series 2011-C1 Class C, 5.2537% 9/15/47 (h)(j)		4,000,000	4,560,281
Series 2011-C2:
Class D, 5.3172% 6/15/44 (h)(j)		4,610,000	4,979,063
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Morgan Stanley Capital I Trust: - continued
Series 2011-C2: - continued
Class E, 5.3172% 6/15/44 (h)(j)		$ 9,600,000	$ 10,301,136
Class F, 5.3172% 6/15/44 (h)(j)		4,440,000	3,815,363
Class XB, 0.4644% 6/15/44 (h)(j)(k)		63,708,222	2,280,945
Series 2011-C3:
Class C, 5.1849% 7/15/49 (h)(j)		2,000,000	2,258,742
Class D, 5.357% 7/15/49 (h)		7,400,000	8,011,070
Series 2012-C4 Class D, 5.5266% 3/15/45 (h)(j)		6,310,000	7,082,912
NationsLink Funding Corp. Series 1999-SL Class X, 11/10/30 (k)		224,615	224,346
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (h)		3,783,011	4,818,420
RBSCF Trust Series 2010-MB1 Class D, 4.6812% 4/15/24 (h)(j)		9,049,000	9,221,501
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-MMA Class E3, 6.5% 2/18/34 (h)(j)		170,742	173,393
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 5.5388% 8/15/39 (j)		2,080,000	2,293,225
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (h)		10,630,000	11,004,208
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.7737% 7/15/24 (h)(j)		1,200,000	1,059,790
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2012-C3 Class A1, 0.726% 8/10/49		3,594,923	3,600,855
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 5.8752% 1/10/45 (h)(j)		3,000,000	3,701,484
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (h)		2,540,000	2,929,313
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		2,000,000	2,034,472
Series 2004-C11:
Class D, 5.3874% 1/15/41 (j)		5,177,000	5,062,269
Class E, 5.4374% 1/15/41 (j)		3,785,000	3,604,762
Series 2004-C12 Class D, 5.3085% 7/15/41 (j)		2,750,000	2,846,825
Series 2004-C14 Class B, 5.17% 8/15/41		3,180,000	3,316,966
Wells Fargo Commercial Mortgage Trust Series 2012-LC5 Class D, 4.7802% 10/15/45 (h)		9,999,000	9,961,364
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (h)		4,900,000	5,614,013
Class D, 5.5491% 3/15/44 (h)(j)		1,000,000	1,079,750
Class E, 5% 3/15/44 (h)		2,000,000	1,768,978
Series 2012-C7 Class D, 4.85% 6/15/45 (h)(j)		2,380,000	2,543,508
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
WF-RBS Commercial Mortgage Trust: - continued
Series 2013-C11:
Class D, 4.1856% 3/15/45 (h)(j)		$ 5,830,000	$ 5,649,567
Class E, 4.1856% 3/15/45 (h)(j)		4,780,000	3,765,168
Series 2013-C13 Class D, 4.2791% 5/15/45 (h)(i)(j)		4,000,000	3,789,375
WFDB Commercial Mortgage Trust Series 2011-BXR Class D, 5.914% 7/5/24 (h)		4,000,000	4,114,148
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $543,595,453)			600,837,088
Floating Rate Loans - 9.5%

CONSUMER DISCRETIONARY - 4.6%
Hotels, Restaurants & Leisure - 4.4%
Cedar Fair LP Tranche B, term loan 3.25% 3/1/20 (j)		2,810,000	2,841,613
Cooper Hotel Group REL 12% 11/6/17		13,368,215	14,136,887
Extended Stay America, Inc. REL 9.625% 12/1/19		7,000,000	7,507,500
Hilton Worldwide, Inc.:
term loan 4.449% 11/12/15 (j)		59,894,829	59,071,275
Tranche B, term loan 3.5715% 11/12/15 (j)		11,662,158	11,501,803
Tranche C, term loan 3.699% 11/12/15 (j)		19,436,930	19,169,673
Tranche D, term loan 3.949% 11/12/15 (j)		22,447,616	22,138,961
Tranche E, term loan 4.199% 11/12/15 (j)		29,155,395	28,754,509
Intrawest U.S. Holding, Inc. Tranche 1LN, term loan 7% 12/4/17 (j)		4,987,500	5,093,484
La Quinta:
Tranche A, term loan 11.375% 7/6/14 (j)		7,990,026	8,097,892
Tranche B, term loan 11.375% 7/6/14 (j)		5,992,520	6,073,419
Tranche D, term loan 14.9% 7/6/14 (j)		12,000,000	11,492,400
			195,879,416
Media - 0.1%
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (j)		2,800,125	2,793,125
Specialty Retail - 0.1%
The Pep Boys - Manny, Moe & Jack Tranche B, term loan 5% 10/11/18 (j)		5,341,613	5,415,060
TOTAL CONSUMER DISCRETIONARY			204,087,601
Floating Rate Loans - continued
		Principal Amount (e)	Value
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Panda Sherman Power, LLC term loan 9% 9/14/18 (j)		$ 7,200,000	$ 7,326,000
Panda Temple Power, LLC term loan 7.25% 4/3/19 (j)		8,580,000	8,730,150
			16,056,150
FINANCIALS - 3.4%
Diversified Financial Services - 0.8%
Blackstone REL 10% 10/1/17		17,500,000	18,725,000
Pilot Travel Centers LLC:
Tranche B 2LN, term loan 4.25% 8/7/19 (j)		7,226,375	7,117,979
Tranche B, term loan 3.75% 3/30/18 (j)		6,666,917	6,533,579
SBA Senior Finance, Inc. Tranche B, term loan 3.75% 6/30/18 (j)		1,083,174	1,089,943
			33,466,501
Real Estate Investment Trusts - 1.0%
iStar Financial, Inc. Tranche B, term loan 4.5% 10/15/17 (j)		39,045,241	39,435,693
Starwood Property Trust, Inc. Tranche B, term loan 3.5% 4/10/20 (j)		5,000,000	5,006,250
			44,441,943
Real Estate Management & Development - 1.6%
CB Richard Ellis Services, Inc. Tranche B, term loan 2.9537% 3/28/21 (j)		4,525,000	4,547,625
CityCenter term loan 8.75% 7/1/13 (j)		4,169,750	4,169,750
EOP Operating LP term loan:
5% 2/1/14 (j)		5,000,000	5,078,500
5.25% 2/1/14 (j)		3,800,000	3,859,660
Equity Inns Reality LLC:
Tranche A, term loan 10.5% 11/4/13 (j)		7,888,426	7,305,997
Tranche B 2LN, term loan 7.55% 11/4/13 (j)		15,000,000	14,925,000
Realogy Corp.:
Credit-Linked Deposit 3.2037% 10/10/13 (j)		432,236	431,156
Credit-Linked Deposit 4.4537% 10/10/16 (j)		917,239	914,945
Realogy Group LLC Tranche B, term loan 4.5% 3/1/20 (j)		27,410,000	27,684,100
			68,916,733
Floating Rate Loans - continued
		Principal Amount (e)	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 1/23/18 (j)		$ 1,965,000	$ 1,994,475
TOTAL FINANCIALS			148,819,652
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Community Health Systems, Inc. term loan 3.7865% 1/25/17 (j)		2,903,247	2,928,651
Health Management Associates, Inc. Tranche B, term loan 3.5% 11/18/18 (j)		2,088,506	2,109,392
Skilled Healthcare Group, Inc. term loan 6.75% 4/9/16 (j)		10,183,822	10,247,471
			15,285,514
INDUSTRIALS - 0.3%
Construction & Engineering - 0.3%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (j)		13,362,162	13,094,918
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Crown Castle Operating Co.:
Tranche A, term loan 2.7% 1/31/17 (j)		8,843,636	8,854,691
Tranche B, term loan 3.25% 1/31/19 (j)		9,236,086	9,271,183
SBA Senior Finance II, LLC term loan 3.75% 9/28/19 (j)		1,226,177	1,233,841
			19,359,715
UTILITIES - 0.1%
Electric Utilities - 0.1%
Essential Power LLC Tranche B, term loan 4.4969% 8/8/19 (j)		2,434,313	2,470,827
TOTAL FLOATING RATE LOANS (Cost $411,310,552)			419,174,377
Preferred Securities - 0.0%
	Principal Amount (e)	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (h)	500,000	$ 25,000
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (h)	1,220,000	183,000
		208,000
TOTAL PREFERRED SECURITIES (Cost $1,293,016)		208,000
Money Market Funds - 10.7%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	452,408,359	452,408,359
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	19,767,650	19,767,650
TOTAL MONEY MARKET FUNDS (Cost $472,176,009)		472,176,009
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $3,998,557,022)		4,454,632,548
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(41,598,395)
NET ASSETS - 100%		$ 4,413,034,153
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $734,266,322 or 16.6% of net assets.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,703,694 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4605% 8/1/19	2/17/11	$ 3,494,173
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$ 124,531
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42	3/25/03	$ 163,037
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7002% 6/25/35	6/3/05	$ 695,008
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 352,989
Fidelity Securities Lending Cash Central Fund	44,499
Total	$ 397,488
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AmREIT, Inc. Class B	$ 2,818,000	$ -	$ -	$ 120,000	$ -
Arbor Realty Trust, Inc.	-	13,358,984	-	124,509	20,639,999
Arbor Realty Trust, Inc. Series A, 8.25%	-	4,727,225	-	-	4,914,423
Total	$ 2,818,000	$ 18,086,209	$ -	$ 244,509	$ 25,554,422
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 34,492,824	$ 30,136,903	$ -	$ 4,355,921
Financials	1,824,321,296	1,766,163,223	55,977,299	2,180,774
Health Care	46,628,755	46,628,755	-	-
Telecommunication Services	12,085,470	12,085,470	-	-
Corporate Bonds	892,387,242	-	889,374,004	3,013,238
Asset-Backed Securities	132,947,903	-	100,057,839	32,890,064
Collateralized Mortgage Obligations	19,373,584	-	18,083,618	1,289,966
Commercial Mortgage Securities	600,837,088	-	564,612,473	36,224,615
Floating Rate Loans	419,174,377	-	325,108,369	94,066,008
Preferred Securities	208,000	-	-	208,000
Money Market Funds	472,176,009	472,176,009	-	-
Total Investments in Securities:	$ 4,454,632,548	$ 2,327,190,360	$ 1,953,213,602	$ 174,228,586
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Commercial Mortgage Securities
Beginning Balance	$ 53,984,005
Total Realized Gain (Loss)	1,178,516
Total Unrealized Gain (Loss)	2,109,910
Cost of Purchases	141,241
Proceeds of Sales	(18,760,604)
Amortization/Accretion	(48,594)
Transfers in to Level 3	5,364,290
Transfers out of Level 3	(7,744,149)
Ending Balance	$ 36,224,615
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2013	$ 1,323,359
Floating Rate Loans
Beginning Balance	$ 18,003,477
Total Realized Gain (Loss)	264,550
Total Unrealized Gain (Loss)	2,511,374
Cost of Purchases	82,961,853
Proceeds of Sales	(14,260,414)
Amortization/Accretion	110,168
Transfers in to Level 3	4,475,000
Transfers out of Level 3	-
Ending Balance	$ 94,066,008
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2013	$ 2,651,694
Other Investments and Securities
Beginning Balance	$ 55,750,106
Total Realized Gain (Loss)	(5,447,194)
Total Unrealized Gain (Loss)	10,226,209
Cost of Purchases	165,316
Proceeds of Sales	(12,947,757)
Amortization/Accretion	1,913,831
Transfers in to Level 3	9,210,100
Transfers out of Level 3	(14,932,648)
Ending Balance	$ 43,937,963
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2013	$ 4,080,802

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $3,999,771,959. Net unrealized appreciation aggregated $454,860,589, of which $491,442,681 related to appreciated investment securities and $36,582,092 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 04/30/13	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Asset-Backed Securities	$ 618,746	Discounted cash flow	Yield	5.5% - 10% / 8.4%	Decrease
Collateralized Mortgage Obligations	$ 645,680	Discounted cash flow	Yield	12% - 26% / 15.2%	Decrease
Commercial Mortgage Securities	$ 2,083,544	Discounted cash flow	Yield	10% - 30% / 19.2%	Decrease
		Market comparable	Spread	13.8%	Decrease
Common Stock	$ 4,355,921	Adjusted book value	Book value multiple	1.0	Increase
Corporate Bonds	$ 21,308,875	Discounted cash flow	Yield	8.8% - 20% / 11.9%	Decrease
Floating Rate Loans	$ 18,725,000	Discounted cash flow	Yield	8.4%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 28, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 28, 2013